UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return

          Portfolio of Master Bond LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of

          BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street,

          New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 06/30/2016

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Mutual Funds	Value
Master Total Return Portfolio of Master Bond LLC	$9,113,960,074
Total Investments (Cost — $8,933,404,956) — 100.1%	9,113,960,074
Liabilities in Excess of Other Assets — (0.1)%	(10,346,018)

Net Assets — 100.0%	$9,103,614,056

Notes to Schedule of Investments

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $9,113,960,074 and 95.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK BOND FUND, INC.	JUNE 30, 2016	1

Consolidated Schedule of Investments June 30, 2016 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class BR, 2.97%, 9/20/23 (a)(b)	USD	4,020	$4,016,563
Series 2012-1A, Class CR, 3.87%, 9/20/23 (a)(b)		750	748,500
Series 13-2AR, Class A2B, 2.88%, 10/15/25 (a)(b)		750	750,000
Series 2015-2A, Class B, 2.88%, 10/28/27 (a)(b)		3,250	3,216,337
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.17%, 12/25/33 (b)		581	478,803
Series 2006-CW1, Class A2C, 0.59%, 7/25/36 (b)		951	663,942
Series 2006-CW1, Class A2D, 0.71%, 7/25/36 (b)		13,114	7,867,377
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (b)	EUR	400	363,321
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 2.63%, 4/15/24 (a)(b)	USD	330	326,586
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 4.25%, 7/25/47 (a)(c)		2,871	2,869,721
ALM V Ltd., Series 2012-5A, Class A2R, 2.78%, 10/18/27 (a)(b)		1,600	1,592,020
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.49%, 4/24/24 (a)(b)		2,643	2,639,026
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.49%, 4/24/24 (a)(b)		917	915,623
ALM XII Ltd., Series 2015-12A, Class B, 3.88%, 4/16/27 (a)(b)		1,505	1,487,353
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.06%, 7/28/26 (a)(b)		10,785	10,736,602
Series 2014-14A, Class B, 3.58%, 7/28/26 (a)(b)		1,236	1,213,768
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.24%, 8/15/27 (b)	EUR	470	516,610
Series 2X, Class E, 4.94%, 8/15/27 (b)		395	374,041
Series 2X, Class F, 5.69%, 8/15/27 (b)		250	207,170
ALME Loan Funding IV BV, Series 4X, Class E, 5.75%, 1/15/30 (b)		1,130	1,148,658
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (b)		620	636,896
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.45%, 6/17/31 (a)(b)	USD	2,121	2,096,106

Asset-Backed Securities		Par (000)	Value
AMMC CLO 17 Ltd., Series 2015-17A, Class B, 2.93%, 11/15/27 (a)(b)	USD	1,180	$1,162,071
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.13%, 1/15/22 (a)(b)		8,590	8,590,000
Series 2011-9A, Class CR, 4.23%, 1/15/22 (a)(b)		2,490	2,489,925
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.53%, 5/10/25 (a)(b)		1,612	1,586,758
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class A1, 2.17%, 4/15/27 (a)(b)		2,020	2,016,566
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 1.82%, 7/13/25 (a)(b)		2,005	1,985,898
Series 2013-1A, Class A2A, 2.38%, 7/13/25 (a)(b)		1,050	1,018,403
Series 2013-1A, Class B, 3.33%, 7/13/25 (a)(b)		1,410	1,355,613
Apidos CLO IX, Series 2012-9AR, Class BR, 2.48%, 7/15/23 (a)(b)		3,035	2,991,694
Apidos CLO XI, Series 2012-11A, Class A, 2.02%, 1/17/23 (a)(b)		3,610	3,568,170
Apidos CLO XII, Series 2013-12A, Class A, 1.73%, 4/15/25 (a)(b)		18,861	18,676,162
Apidos CLO XV, Series 2013-15A, Class A1, 1.98%, 10/20/25 (a)(b)		1,080	1,069,859
Apidos CLO XVI, Series 2013-16A, Class A1, 2.08%, 1/19/25 (a)(b)		2,965	2,950,317
Apidos CLO XVIII, Series 2014-18A, Class A1, 2.05%, 7/22/26 (a)(b)		880	877,800
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 6/16/27 (b)	EUR	338	318,759
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		336	279,026
ARES CLO Ltd.:
Series 2012-2A, Class AR, 1.92%, 10/12/23 (a)(b)	USD	1,090	1,086,241
Series 2012-2A, Class CR, 3.33%, 10/12/23 (a)(b)		300	297,648
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 0.85%, 4/16/21 (a)(b)		4,139	4,088,352
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.69%, 5/25/35 (b)		5,947	4,565,326

Portfolio Abbreviations
ABS	Asset-Backed Security	DKK	Danish Krone	PIK	Payment-in-kind
ADR	American Depositary Receipt	ETF	Exchange-Traded Fund	PLN	Polish Zloty
AKA	Also Known As	EUR	Euro	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corporation	FKA	Formerly Known As	REMIC	Real Estate Mortgage Investment Conduit
AGM	Assured Guaranty Municipal Corp.	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	GO	General Obligation	S&P	Standard & Poor’s
BRL	Brazilian Real	HKD	Hong Kong Dollar	SAR	Saudi Arabian Riyal
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CBOE	Chicago Board Options Exchange	JPY	Japanese Yen	TBA	To-be-announced
CDO	Collateralized Debt Obligation	KRW	South Korean Won	TRY	Turkish Lira
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	TWD	Taiwan New Dollar
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	USD	U.S. Dollar
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	WIBOR	Warsaw Interbank Offered Rate
CNY	Chinese Yuan	MYR	Malaysian Ringgit	WTI	West Texas Intermediate
COOIS	Colombia Overnight Interbank Reference Rate	OTC	Over-the-counter	ZAR	South African Rand
COP	Columbian Peso

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30	EUR	900	$1,010,693
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.13%, 2/17/26 (a)(b)	USD	7,030	7,012,425
Avoca CLO XIII Ltd., Series 13X, Class E, 5.26%, 12/29/27 (b)	EUR	430	415,718
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		490	483,964
Series 14X, Class F, 5.75%, 7/12/28 (b)		900	799,023
Series 14X, Class SUB, 0.00%, 7/12/28		1,290	1,121,853
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.04%, 1/15/29 (b)		1,170	1,115,113
Series 15X, Class F, 6.79%, 1/15/29 (b)		585	514,325
Series 15X, Class M1, 0.00%, 1/15/29 (b)		1,100	1,013,000
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	983	988,467
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		2,538	2,617,976
Babson CLO Ltd., Series 2013-IA, Class A, 1.73%, 4/20/25 (a)(b)		4,310	4,264,444
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (b)		2,790	2,671,428
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.04%, 10/22/25 (a)(b)		4,715	4,676,282
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.45%, 5/28/39 (a)(b)		8,533	6,221,251
Series 2005-E, Class A1, 1.44%, 12/28/40 (a)(b)		1,934	1,423,243
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)		861	860,823
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		1,171	1,168,050
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		836	832,803
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		1,682	886,729
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		1,561	849,728
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		2,673	1,537,735
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.59%, 12/25/36 (b)		3,452	2,877,813
Series 2006-HE7, Class 1A2, 0.62%, 9/25/36 (b)		5,546	4,647,656
Series 2006-HE9, Class 2A, 0.59%, 11/25/36 (b)		4,926	4,153,419
Series 2007-AQ2, Class A2, 0.62%, 1/25/37 (b)		1,679	1,489,085
Series 2007-FS1, Class 1A3, 0.62%, 5/25/35 (b)		1,249	1,034,833
Series 2007-HE1, Class 21A2, 0.61%, 1/25/37 (b)		1,098	992,439
Series 2007-HE2, Class 22A, 0.59%, 3/25/37 (b)		1,384	1,089,323
Series 2007-HE2, Class 23A, 0.59%, 3/25/37 (b)		2,663	2,011,089
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.25%, 1/25/36 (b)		730	686,343
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.65%, 12/25/36 (a)(b)		1,200	1,124,277

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.83%, 7/15/24 (a)(b)	USD	2,090	$2,064,755
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 2.88%, 10/15/25 (a)(b)		7,450	7,440,315
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2, 2.57%, 1/20/28 (a)(b)		3,990	3,977,392
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.70%, 11/20/24 (a)(b)		3,150	3,149,404
Series 2013-1A, Class A1, 1.82%, 5/15/25 (a)(b)		1,025	1,015,483
Series 2013-2A, Class A, 1.84%, 1/22/25 (a)(b)		850	842,016
Series 2013-3A, Class A, 2.04%, 10/29/25 (a)(b)		2,480	2,466,331
Series 2013-4A, Class A, 2.13%, 4/15/25 (a)(b)		7,590	7,590,000
Series 2014-1A, Class A, 2.16%, 4/30/26 (a)(b)		2,400	2,393,802
Series 2014-2A, Class A, 2.09%, 7/20/26 (a)(b)		670	666,731
Series 2014-4A, Class A1, 2.17%, 11/30/26 (a)(b)		3,020	3,010,951
Series 2015-3A, Class A1, 2.11%, 10/20/27 (a)(b)		2,000	1,990,000
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	1,200	1,284,963
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)		1,000	983,390
Cairn CLO VI BV, Series 2016-6X, Class E, 0.00%, 7/25/29 (b)		600	625,902
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.73%, 7/20/23 (a)(b)	USD	2,880	2,859,300
Series 2012-4A, Class A, 2.02%, 1/20/25 (a)(b)		6,630	6,616,028
Series 2013-4A, Class A1, 2.10%, 10/15/25 (a)(b)		1,630	1,624,061
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)	EUR	1,800	1,788,364
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.57%, 10/25/36 (b)	USD	1,284	733,293
Series 2006-FRE2, Class A3, 0.61%, 10/25/36 (b)		3,716	2,132,547
Series 2006-FRE2, Class A5, 0.53%, 10/25/36 (b)		1,085	615,969
Series 2006-NC2, Class A3, 0.60%, 6/25/36 (b)		4,730	4,041,134
Series 2006-NC3, Class A4, 0.69%, 8/25/36 (b)		2,003	1,144,793
Series 2006-NC4, Class A3, 0.61%, 10/25/36 (b)		1,180	820,619
Series 2006-NC5, Class A3, 0.60%, 1/25/37 (b)		7,250	4,139,794
Series 2006-NC5, Class A4, 0.67%, 1/25/37 (b)		803	467,503
Series 2007-FRE1, Class A2, 0.65%, 2/25/37 (b)		3,393	3,177,566
Series 2007-HE1, Class A2, 0.60%, 6/25/37 (b)		1,526	1,383,750
Series 2007-RFC1, Class A4, 0.67%, 12/25/36 (b)		1,440	786,396
Castle Park CLO Designated Activity Co., Series 1X, Class E, 6.25%, 1/15/28 (b)	EUR	500	450,619

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
C-BASS Trust:
Series 2006-CB9, Class A2, 0.56%, 11/25/36 (b)	USD	1,384	$829,170
Series 2006-CB9, Class A4, 0.68%, 11/25/36 (b)		233	142,127
Series 2007-CB1, Class AF2, 3.93%, 1/25/37 (c)		6,706	3,224,035
Cedar Funding IV CLO Ltd., Series 2014-4A, Class A1, 2.14%, 10/23/26 (a)(b)		1,200	1,196,844
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.24%, 7/17/28 (a)(b)		990	982,282
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		1,247	1,244,255
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.93%, 1/19/23 (a)(b)		7,071	7,071,097
Series 2012-2A, Class A1R, 2.03%, 12/05/24 (a)(b)		4,000	3,986,020
Series 2012-3A, Class A1L, 2.02%, 1/29/25 (a)(b)		5,000	4,986,420
Series 2012-3A, Class A2L, 2.89%, 1/29/25 (a)(b)		4,480	4,479,114
Series 2013-4A, Class B1, 2.52%, 11/27/24 (a)(b)		4,270	4,154,092
Series 2014-1A, Class A, 2.13%, 4/18/25 (a)(b)		1,720	1,713,980
Series 2014-2A, Class A1L, 2.14%, 5/24/26 (a)(b)		4,865	4,828,570
Series 2014-5A, Class A1, 2.21%, 1/17/27 (a)(b)		2,225	2,214,597
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.70%, 8/25/36 (b)		3,550	2,621,587
Colombo Srl, Series 1, Class B, 0.25%, 8/28/26 (b)	EUR	128	141,166
Colony American Homes, Series 2015-1A, Class A, 1.65%, 7/17/32 (a)(b)	USD	8,453	8,380,252
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		1,424	865,876
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		1,560	1,534,629
Series 1998-8, Class A1, 6.28%, 9/01/30		1,668	1,758,680
Series 1999-5, Class A5, 7.86%, 3/01/30 (b)		1,817	1,544,382
Series 1999-5, Class A6, 7.50%, 3/01/30 (b)		1,329	1,096,928
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.07%, 9/25/33 (b)		672	625,496
Series 2004-5, Class A, 1.35%, 10/25/34 (b)		752	739,382
Series 2006-17, Class 2A2, 0.60%, 3/25/47 (b)		455	389,080
Series 2006-8, Class 2A3, 0.61%, 1/25/46 (b)		1,284	1,162,162
Series 2006-S10, Class A3, 0.77%, 10/25/36 (b)		13,313	11,299,957
Series 2006-S3, Class A4, 6.43%, 1/25/29 (c)		887	872,071
Series 2006-SPS1, Class A, 0.67%, 12/25/25 (b)		387	347,672
Series 2007-S3, Class A3, 0.83%, 5/25/37 (b)		3,784	2,865,667
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-SL1, Class A2, 6.06%, 9/25/36 (a)(c)		3,578	1,002,132

Asset-Backed Securities		Par (000)	Value
Series 2007-CB6, Class A4, 0.79%, 7/25/37 (a)(b)	USD	925	$567,399
Series 2007-RP1, Class A, 0.76%, 5/25/46 (a)(b)		853	678,994
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.76%, 10/20/43 (a)(b)		43	41,016
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.35%, 7/08/27 (b)	EUR	1,640	1,802,977
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 0.71%, 3/15/34 (b)	USD	2,082	1,611,990
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		1,150	1,136,512
Series 2006-S5, Class A5, 6.16%, 6/25/35		713	656,532
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		2,879	2,853,816
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.73%, 12/15/33 (a)(b)		1,725	1,422,737
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5B1B, 0.62%, 5/15/35 (a)(b)		650	546,027
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.62%, 5/15/35 (b)		1,673	1,404,830
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		8,063	8,033,475
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.01%, 1/15/25 (a)(b)		10,090	10,052,723
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.73%, 8/15/25 (a)(b)		2,090	2,062,637
Eastland CLO Ltd., Series 2007-1A, Class A2A, 0.87%, 5/01/22 (a)(b)		9,987	9,906,622
ECP CLO Ltd., Series 2012-4A, Class A1, 1.97%, 6/19/24 (a)(b)		4,910	4,873,590
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)	EUR	270	281,656
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		365	333,682
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		380	327,213
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.67%, 4/25/33 (b)	USD	4	3,613
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 0.61%, 4/25/36 (b)		1,587	1,374,667
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.18%, 1/15/23 (a)(b)		3,127	3,123,797
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A1R, 1.71%, 4/20/23 (a)(b)		5,280	5,242,810
Series 2012-7A, Class A2R, 2.43%, 4/20/23 (a)(b)		3,500	3,474,714
Series 2012-7A, Class BR, 3.13%, 4/20/23 (a)(b)		2,870	2,812,282
Galaxy XI CLO Ltd., Series 2011-11A, Class B, 2.79%, 8/20/22 (a)(b)		500	499,471
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 1.88%, 4/15/25 (a)(b)		1,350	1,323,000
GFT Mortgage Loan Trust:
Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(c)		163	162,815
Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		727	727,350

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 0.63%, 12/25/36 (b)	USD	281	$248,794
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class B, 1.35%, 8/18/22 (a)(b)		1,630	1,595,003
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class C, 3.88%, 4/17/22 (a)(b)		1,920	1,913,698
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (b)		870	947,601
Series 1999-5, Class M2, 9.23%, 12/15/29 (b)		1,431	1,254,523
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.52%, 3/25/36 (b)		22	12,668
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)		616	260,924
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.57%, 9/25/36 (b)		3,097	1,394,014
Series 2007-H1, Class A1B, 0.65%, 1/25/47 (b)		1,272	813,527
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.90%, 10/28/24 (a)(b)		5,105	5,055,162
Harvest CLO:
Series 11X, Class E, 5.21%, 3/26/29 (b)	EUR	970	1,001,627
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		4,040	3,474,365
Highbridge Loan Management Ltd.:
Series 2012-1AR, Class A2R, 2.90%, 9/20/22 (a)(b)	USD	3,010	3,014,172
Series 6A-2015, Class A, 2.08%, 5/05/27 (a)(b)		6,750	6,690,993
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.46%, 7/25/34 (b)		858	800,991
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		3,453	1,473,293
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.80%, 4/15/36 (b)		1,912	1,696,236
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.58%, 12/17/30 (a)(b)		2,708	2,695,789
Series 2014-SFR1, Class A, 1.45%, 6/17/31 (a)(b)		2,338	2,301,430
Series 2014-SFR2, Class A, 1.55%, 9/17/31 (a)(b)		3,013	2,984,933
Series 2014-SFR2, Class E, 3.84%, 9/17/31 (a)(b)		1,460	1,429,545
Series 2014-SFR3, Class A, 1.65%, 12/17/31 (a)(b)		1,781	1,768,704
Series 2015-SFR3, Class A, 1.75%, 8/17/32 (a)(b)		9,376	9,319,286
Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, 6.24%, 2/25/36 (a)(c)		1,113	1,154,271
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		908	493,907
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		1,238	672,888
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		910	494,657
Jubilee CDO BV, Series VIII-X, Class Sub, 5.05%, 1/15/24 (b)	EUR	880	689,481
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.78%, 7/15/25 (a)(b)	USD	4,515	4,433,831
LCM IX LP, Series 9A, Class C, 3.48%, 7/14/22 (a)(b)		500	500,500
LCM XI LP, Series 11A, Class B, 2.78%, 4/19/22 (a)(b)		2,270	2,270,029

Asset-Backed Securities		Par (000)	Value
LCM XIV LP, Series 14A, Class A, 1.78%, 7/15/25 (a)(b)	USD	320	$316,391
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		4,790	5,131,144
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		790	541,130
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		6,176	6,101,719
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.67%, 2/25/36 (b)		4,671	3,711,139
Series 2006-10, Class 2A3, 0.61%, 11/25/36 (b)		4,534	1,888,339
Series 2006-10, Class 2A4, 0.67%, 11/25/36 (b)		2,694	1,135,717
Series 2006-11, Class 1A, 0.61%, 12/25/36 (b)		4,398	2,669,018
Series 2006-2, Class 2A3, 0.64%, 3/25/46 (b)		18,578	7,923,658
Series 2006-2, Class 2A4, 0.74%, 3/25/46 (b)		2,124	938,330
Series 2006-3, Class 2A3, 0.63%, 5/25/46 (b)		6,236	2,175,351
Series 2006-3, Class 2A4, 0.72%, 5/25/46 (b)		1,227	437,623
Series 2006-4, Class 2A4, 0.71%, 5/25/36 (b)		2,300	968,617
Series 2006-7, Class 2A2, 0.56%, 8/25/36 (b)		2,252	1,074,863
Series 2006-9, Class 2A3, 0.61%, 10/25/36 (b)		4,340	1,776,370
Series 2006-9, Class 2A4, 0.68%, 10/25/36 (b)		1,940	807,620
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 3.70%, 3/25/32 (b)		1,510	1,484,519
Madison Park Funding Ltd.:
Series 2012-9A, Class AR, 1.92%, 8/15/22 (a)(b)		2,366	2,361,234
Series 2012-9A, Class B1R, 2.19%, 8/15/22 (a)(b)		3,000	2,981,351
Series 2012-9A, Class C1R, 3.17%, 8/15/22 (a)(b)		580	572,182
Madison Park Funding VIII Ltd.:
Series 2012-8A, Class BR, 2.84%, 4/22/22 (a)(b)		250	248,522
Series 2012-8A, Class CR, 3.44%, 4/22/22 (a)(b)		280	277,410
Madison Park Funding X Ltd., Series 2012-10A, Class B1, 2.98%, 1/20/25 (a)(b)		4,030	4,039,442
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 0.71%, 6/25/36 (a)(b)		2,059	1,325,125
Series 2007-HE1, Class A4, 0.73%, 5/25/37 (b)		1,318	865,024
MASTR Specialized Loan Trust, Series 2006-3, Class A, 0.71%, 6/25/46 (a)(b)		782	652,125
Merrill Lynch Mortgage Investors Trust, Series 2006-RM3, Class A2B, 0.54%, 6/25/37 (b)		1,055	294,027
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.05%, 12/25/34 (b)		820	738,145
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 0.56%, 11/25/36 (b)		1,342	590,057
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 2.81%, 1/20/24 (a)(b)		3,020	2,901,087

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
MSCC Heloc Trust, Series 2007-1, Class A, 0.55%, 12/25/31 (b)	USD	223	$220,190
Muir Woods CLO Ltd., Series 2012-1A, Class B, 3.23%, 9/14/23 (a)(b)		500	496,779
Navient Private Education Loan Trust:
Series 2014-AA, Class A3, 2.03%, 10/15/31 (a)(b)		8,500	8,239,042
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		6,000	5,190,370
Series 2014-CTA, Class B, 2.19%, 10/17/44 (a)(b)		8,550	7,853,586
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)		18,636	18,952,121
Series 2015-AA, Class A3, 2.14%, 11/15/30 (a)(b)		7,821	7,746,757
Series 2016-AA, Class A2B, 2.59%, 12/15/45 (a)(b)		4,260	4,281,774
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		2,040	1,728,631
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class B, 2.94%, 1/23/24 (a)(b)		9,375	9,321,856
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.18%, 7/15/19 (a)(b)		1,150	1,139,824
North Westerly CLO BV, Series IV-X, Class A-1, 1.79%, 1/15/26 (b)	EUR	2,500	2,765,520
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.05%, 1/18/24 (a)(b)	USD	4,550	4,539,649
Oak Hill European Credit Partners IV Designated Activity Co.:
Series 2015-4X, Class E, 5.06%, 1/20/30 (b)	EUR	1,540	1,475,443
Series 2015-4X, Class F, 7.06%, 1/20/30 (b)		670	568,805
Oaktree EIF II Ltd., Series 2014-A2, Class B, 2.93%, 11/15/25 (a)(b)	USD	1,640	1,611,245
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (b)		1,047	785,541
Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		666	572,867
OCP CLO Ltd.:
Series 2014-5A, Class A1, 1.64%, 4/26/26 (a)(b)		330	322,606
Series 2015-8A, Class A1, 2.16%, 4/17/27 (a)(b)		420	417,152
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 2.15%, 4/15/26 (a)(b)		1,500	1,495,060
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.75%, 7/17/25 (a)(b)		5,195	5,116,036
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.03%, 10/20/25 (a)(b)		540	535,440
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.06%, 11/20/23 (a)(b)		1,790	1,785,410
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.75%, 4/20/25 (a)(b)		4,130	4,081,679
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.92%, 8/23/24 (a)(b)		5,315	5,262,641
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		2,874	2,876,827
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		1,340	1,341,144
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		2,805	2,791,066

Asset-Backed Securities		Par (000)	Value
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)	USD	1,385	$1,370,501
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		1,536	1,530,935
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		4,590	4,414,068
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.09%, 7/25/33 (b)		1,169	1,082,874
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		2,530	2,384,707
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1, 7.82%, 3/15/32 (b)		735	699,569
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.97%, 1/22/25 (a)(b)		1,000	995,311
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.79%, 7/22/25 (a)(b)		9,995	9,902,047
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.12%, 10/30/23 (a)(b)		4,450	4,444,129
OZLM VII Ltd.:
Series 2014-7A, Class A1A, 2.05%, 7/17/26 (a)(b)		4,740	4,704,450
Series 2014-7A, Class A1B, 2.12%, 7/17/26 (a)(b)		250	250,000
OZLM XI Ltd., Series 2015-11A, Class A1A, 2.19%, 1/30/27 (a)(b)		9,258	9,204,020
OZLM XII Ltd., Series 2015-12A, Class A1, 2.09%, 4/30/27 (a)(b)		570	564,380
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 2.74%, 6/21/24 (a)(b)		3,800	3,792,277
Series 2016-2A, Class B, 3.79%, 6/21/24 (a)(b)		3,970	3,924,169
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		4,082	4,092,787
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(c)		6,310	6,329,871
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.84%, 2/17/32 (a)(b)		2,995	2,989,193
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		1,742	1,766,570
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		500	511,393
Race Point V CLO Ltd., Series 2011-5A, Class CR, 3.48%, 12/15/22 (a)(b)		1,010	1,005,076
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.87%, 2/20/25 (a)(b)		1,921	1,899,483
Race Point X CLO Ltd., Series 2016-10A, Class A, 2.23%, 7/25/28 (a)(b)		5,550	5,550,000
RASC Trust, Series 2003-KS5, Class AIIB, 1.03%, 7/25/33 (b)		421	371,802
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.94%, 11/25/45 (a)(b)		2,083	2,076,592
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		8,219	8,176,195
SACO I Trust, Series 2006-9, Class A1, 0.75%, 8/25/36 (b)		1,125	1,538,391
Santander Drive Auto Receivables Trust:
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		101	101,415
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		54	53,999
Scholar Funding Trust, Series 2011-A, Class A, 1.53%, 10/28/43 (a)(b)		2,475	2,356,238
Sheridan Square CLO Ltd., Series 2013-1A, Class A2, 1.80%, 4/15/25 (a)(b)		6,210	6,144,891

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.08%, 5/15/26 (a)(b)	USD	3,667	$3,619,344
SLC Private Student Loan Trust, Series 2006-A, Class C, 1.08%, 7/15/36 (b)		2,010	1,745,699
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, 1.05%, 6/15/33 (b)		4,134	3,835,740
Series 2004-B, Class A2, 0.85%, 6/15/21 (b)		826	821,988
Series 2004-B, Class A3, 0.98%, 3/15/24 (b)		18,525	17,317,848
Series 2006-B, Class A4, 0.83%, 3/15/24 (b)		90	89,122
Series 2006-B, Class A5, 0.90%, 12/15/39 (b)		830	750,937
Series 2006-C, Class A4, 0.82%, 3/15/23 (b)		418	414,840
Series 2007-A, Class A2, 0.75%, 9/15/25 (b)		1,126	1,114,762
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.69%, 6/16/42 (a)(b)		2,817	2,893,628
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		620	601,747
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		2,095	2,062,165
Series 2013-C, Class A2B, 1.83%, 10/15/31 (a)(b)		500	496,864
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		500	505,916
SMB Private Education Loan Trust:
Series 2014-A, Class A3, 1.93%, 4/15/32 (a)(b)		850	820,822
Series 2015-A, Class A3, 1.94%, 2/17/32 (a)(b)		5,475	5,389,124
Series 2015-B, Class A2B, 1.64%, 7/15/27 (a)(b)		1,680	1,662,313
Series 2015-B, Class A3, 2.19%, 5/17/32 (a)(b)		9,670	9,694,220
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		3,830	3,768,835
Series 2015-C, Class A3, 2.39%, 8/16/32 (a)(b)		2,840	2,888,158
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		2,975	3,015,790
Series 2016-A, Class A2B, 1.94%, 5/15/31 (a)(b)		5,830	5,822,514
SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		3,045	3,067,121
Sorrento Park CLO Ltd., Series 1X, Class E, 5.99%, 11/16/27 (b)	EUR	340	290,604
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.33%, 10/20/23 (a)(b)	USD	500	497,834
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 2.00%, 1/21/26 (a)(b)		2,385	2,361,265
Sound Point CLO Ltd., Series 2014-3A, Class A, 2.14%, 1/23/27 (a)(b)		6,225	6,176,260
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.99%, 10/20/26 (a)(b)		3,560	3,514,517
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.18%, 7/20/28 (a)(b)		5,730	5,721,405
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		2,335	2,332,979
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		3,952	3,868,424
St. Pauls CLO, Series 4X, Class A1, 1.25%, 4/25/28 (b)	EUR	1,500	1,656,407
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 7/22/29 (b)		980	1,033,182

Asset-Backed Securities		Par (000)	Value
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (a)	USD	662	$641,408
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.75%, 1/25/35 (b)		1,111	1,019,920
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		1,066	1,060,732
SWAY Residential Trust, Series 2014-1, Class A, 1.75%, 1/17/32 (a)(b)		9,907	9,848,879
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 1.93%, 10/15/25 (a)(b)		3,000	2,974,661
Series 2013-12A, Class C, 3.38%, 10/15/25 (a)(b)		3,655	3,496,597
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.83%, 10/17/26 (a)(b)		6,230	6,199,569
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.04%, 5/15/24		11,610	11,825,800
TICP CLO I Ltd., Series 2015-1A, Class A, 2.13%, 7/20/27 (a)(b)		1,000	990,808
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.17%, 1/20/27 (a)(b)		6,570	6,528,507
Series 2014-3A, Class B1, 2.98%, 1/20/27 (a)(b)		374	368,926
Tikehau CLO BV, Series 2015-1X, Class E, 4.60%, 8/04/28 (b)	EUR	600	555,987
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.69%, 5/17/32 (a)(b)	USD	1,166	1,148,219
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.23%, 1/15/27 (a)(b)		1,940	1,932,434
Venture XXI CLO Ltd., Series 2015-21A, Class A, 2.12%, 7/15/27 (a)(b)		2,630	2,606,285
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.25%, 4/25/46 (a)(c)		1,669	1,685,199
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.00%, 5/25/46 (a)(c)		4,548	4,539,280
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		19,540	19,540,000
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(c)		22,210	22,210,000
Voya CLO Ltd.:
Series 2012-1A, Class A2R, 2.51%, 3/14/22 (a)(b)		3,290	3,281,162
Series 2012-2A, Class BR, 2.58%, 10/15/22 (a)(b)		2,470	2,456,440
Series 2012-3A, Class AR, 1.95%, 10/15/22 (a)(b)		1,700	1,693,953
Series 2012-4A, Class A1, 2.02%, 10/15/23 (a)(b)		1,210	1,205,323
Series 2013-3A, Class A1, 2.08%, 1/18/26 (a)(b)		7,925	7,889,005
Series 2013-3A, Class A2, 2.43%, 1/18/26 (a)(b)		1,905	1,872,495
Series 2014-4A, Class A1, 2.13%, 10/14/26 (a)(b)		4,740	4,721,070
Voya Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.79%, 4/25/25 (a)(b)		1,815	1,794,878
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.58%, 7/25/37 (a)(b)		3,004	2,538,358
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 0.63%, 9/25/36 (b)		6,242	2,913,536
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,057,572

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-C, Class C, 4.55%, 8/15/22	USD	5,030	$5,192,187
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,591,515
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,776,867
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		1,767	1,769,531
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.21%, 10/17/26 (a)(b)		12,445	12,463,667
Total Asset-Backed Securities — 10.1%			962,122,460

Common Stocks		Shares	Value
Airlines — 0.0%
Delta Air Lines, Inc.		21,789	793,773
United Continental Holdings, Inc. (d)		34,394	1,411,530

			2,205,303
Auto Components — 0.0%
BorgWarner, Inc.		46,784	1,381,064
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (e)		12,471	—
Diversified Telecommunication Services — 0.0%
China Unicom Hong Kong Ltd.		400,000	417,097
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (d)		311,000	4,534
Metals & Mining — 0.0%
Northern Graphite Corp. (d)		99,612	38,551
Oil, Gas & Consumable Fuels — 0.1%
BP PLC - ADR		59,239	2,103,577
Concho Resources, Inc. (d)		5,500	655,985
Matador Resources Co. (d)(f)		31,299	619,720

			3,379,282
Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.		46,644	399,273
Technology Hardware, Storage & Peripherals — 0.0%
Apple Inc.		7,377	705,241
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp.		15,000	848,281
Total Common Stocks — 0.1%			9,378,626

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)	USD	1,372	1,401,934
3.85%, 12/15/25 (a)		890	943,348
4.75%, 10/07/44 (a)		259	282,565
Boeing Co.:
2.35%, 10/30/21		1,552	1,608,023
2.20%, 10/30/22		432	443,510
2.60%, 10/30/25		615	640,396
Lockheed Martin Corp.:
3.10%, 1/15/23		585	616,581
3.55%, 1/15/26		1,596	1,733,658
3.60%, 3/01/35		2,117	2,146,113
4.50%, 5/15/36		632	705,447
4.07%, 12/15/42		2,100	2,235,626
4.70%, 5/15/46		1,837	2,165,402
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		1,254	1,357,455

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
7.38%, 7/15/39 (a)	USD	150	$157,125
6.25%, 1/15/40 (a)		1,890	1,762,425
Northrop Grumman Corp., 3.85%, 4/15/45		2,310	2,404,793
United Technologies Corp.:
1.78%, 5/04/18 (c)		8,656	8,733,765
4.15%, 5/15/45		2,411	2,648,180

			31,986,346
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		5,078	5,763,764
3.90%, 2/01/35		392	398,486
4.10%, 2/01/45		2,759	2,805,208
4.75%, 11/15/45		2,033	2,265,608
4.55%, 4/01/46		3,298	3,578,643
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	100	104,274

			14,915,983
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)	USD	3,144	3,002,520
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		8,620	8,673,603
Southwest Airlines Co.:
2.75%, 11/06/19		1,486	1,536,193
2.65%, 11/05/20		3,015	3,111,959
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		1,902	1,843,749
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		479	482,781

			18,650,805
Auto Components — 0.1%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	875	1,109,519
BorgWarner, Inc., 3.38%, 3/15/25	USD	2,992	3,059,377
Dakar Finance SA, 9.00% (9.00% Cash or 9.25% PIK), 11/15/20 (g)	EUR	100	107,757
Delphi Automotive PLC, 4.25%, 1/15/26	USD	3,630	3,966,995
Faurecia, 3.63%, 6/15/23	EUR	200	224,415
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	116,802
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		125	141,237
ZF North America Capital, Inc., 2.75%, 4/27/23		100	113,905

			8,840,007
Automobiles — 0.1%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)	USD	6,605	6,796,829
Fiat Chrysler Finance Europe:
6.63%, 3/15/18	EUR	183	217,433
4.75%, 3/22/21		100	119,249
4.75%, 7/15/22		144	171,231
Suzuki Motor Corp.:
0.00%, 3/31/21 (h)(i)	JPY	30,000	299,956
0.00%, 3/31/23 (h)(i)		40,000	404,300

			8,008,998
Banks — 2.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	925	954,513
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(j)		400	110,975
4.75%, 1/15/18 (d)(j)		2,200	610,365
4.00%, 1/21/19 (d)(j)		5,200	1,442,681
Banco Popolare SC, 3.50%, 3/14/19		300	341,485
Bank of America Corp.:
2.25%, 4/21/20	USD	7,485	7,526,849

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
3.30%, 1/11/23	USD	7,777	$8,003,676
3.88%, 8/01/25		15,764	16,722,625
4.88%, 4/01/44		901	1,026,776
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	1,686	1,815,506
Bankia SA, 4.00%, 5/22/24 (b)		4,300	4,499,071
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	243,233
BB&T Corp., 2.45%, 1/15/20		4,200	4,317,046
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,901,407
Citigroup, Inc.:
1.80%, 2/05/18		6,961	6,989,540
2.50%, 9/26/18		8,073	8,233,007
2.50%, 7/29/19		10,612	10,809,702
3.50%, 5/15/23		4,389	4,479,049
3.88%, 3/26/25		4,740	4,787,921
Citizens Bank N.A., 2.30%, 12/03/18		2,754	2,790,039
Commerzbank AG:
7.75%, 3/16/21	EUR	4,300	5,682,685
4.00%, 3/23/26		900	1,021,108
Commonwealth Bank of Australia, 2.85%, 5/18/26	USD	665	672,655
Cooperatieve Rabobank UA, 4.38%, 8/04/25		5,045	5,269,644
EIB Sukuk Co. Ltd., 3.54%, 5/31/21		850	868,063
Fifth Third Bank, 2.25%, 6/14/21		7,204	7,316,368
HSH Nordbank AG:
0.54%, 2/14/17 (b)	EUR	3,140	3,275,691
0.58%, 2/14/17 (b)		1,103	1,150,616
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		100	101,083
Intesa Sanpaolo SpA:
6.63%, 9/13/23		2,575	3,306,930
2.86%, 4/23/25		100	106,657
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	9,255	9,273,806
2.20%, 10/22/19		3,691	3,751,750
2.75%, 6/23/20		3,909	4,027,959
2.55%, 10/29/20		7,880	8,050,917
3.88%, 9/10/24		8,950	9,266,266
3.90%, 7/15/25		4,236	4,568,776
3.20%, 6/15/26		10,019	10,297,809
4.25%, 10/01/27		3,750	3,967,624
Lloyds Banking Group PLC, 5.30%, 12/01/45 (a)		947	990,316
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/26		600	654,592
Mizuho Financial Group, Inc., 3.48%, 4/12/26		950	1,016,215
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		2,423	2,391,549
Shinhan Bank, 3.88%, 3/24/26		470	485,942
U.S. Bancorp:
2.95%, 7/15/22		7,244	7,538,367
3.10%, 4/27/26		4,705	4,893,887
UniCredit SpA:
6.95%, 10/31/22	EUR	200	249,260
5.75%, 10/28/25 (b)		4,820	5,536,768
4.38%, 1/03/27 (b)		100	109,039
United Overseas Bank Ltd., 3.50%, 9/16/26 (b)	USD	800	818,840
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		200	206,000
Washington Mutual Bank:
0.00%, 5/01/09 (d)(j)		6,465	1,357,650
0.00%, 11/06/09 (d)(j)		6,710	1,409,100
0.00%, 6/16/10 (d)(j)		3,115	654,150
0.00%, 12/31/49 (d)(j)		2,570	539,700
Wells Fargo & Co.:
2.60%, 7/22/20		4,233	4,350,326
2.55%, 12/07/20		3,376	3,474,377
3.55%, 9/29/25		6,920	7,374,921

Corporate Bonds		Par (000)	Value
Banks (continued)
3.00%, 4/22/26	USD	18,359	$18,714,265
3.90%, 5/01/45		4,985	5,232,361
4.90%, 11/17/45		1,903	2,082,460
Woori Bank, 4.75%, 4/30/24		1,800	1,892,378
Yamaguchi Financial Group, Inc., 0.13%, 3/26/20 (b)(h)		400	384,700

			241,939,036
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		11,072	11,481,830
3.30%, 2/01/23		6,425	6,769,830
3.65%, 2/01/26		8,575	9,185,934
4.70%, 2/01/36		2,580	2,899,218
4.90%, 2/01/46		3,778	4,427,219
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,513	1,513,881
Molson Coors Brewing Co.:
3.00%, 7/15/26		6,463	6,456,627
5.00%, 5/01/42		1,111	1,245,150
4.20%, 7/15/46		2,303	2,312,848
PepsiCo., Inc., 4.45%, 4/14/46		4,840	5,648,183

			51,940,720
Biotechnology — 0.7%
AbbVie, Inc.:
2.50%, 5/14/20		6,302	6,442,680
2.90%, 11/06/22		5,173	5,274,494
4.50%, 5/14/35		2,860	2,989,166
Amgen, Inc.:
2.13%, 5/01/20		4,058	4,122,084
4.40%, 5/01/45		2,374	2,466,254
4.66%, 6/15/51 (a)		4,799	5,014,058
Biogen, Inc.:
2.90%, 9/15/20		1,721	1,793,552
3.63%, 9/15/22		2,939	3,119,775
4.05%, 9/15/25		2,474	2,663,140
5.20%, 9/15/45		1,945	2,187,236
Celgene Corp.:
2.25%, 5/15/19		3,542	3,601,049
3.25%, 8/15/22		4,371	4,514,579
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,240,207
3.65%, 3/01/26		931	1,013,094
4.60%, 9/01/35		1,057	1,175,273
4.80%, 4/01/44		8,399	9,449,119
4.50%, 2/01/45		2,446	2,666,177
4.75%, 3/01/46		2,685	3,053,122

			62,785,059
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		1,285	1,342,825
Capital Markets — 1.7%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		6,780	6,931,418
2.05%, 5/03/21		32,461	32,971,319
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	200	272,908
Credit Suisse AG:
3.00%, 10/29/21	USD	2,841	2,910,031
5.75%, 9/18/25 (b)	EUR	1,530	1,791,497
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20	USD	7,681	7,583,467
4.88%, 5/15/45		2,635	2,623,970
Deutsche Bank AG, 4.50%, 5/19/26	EUR	1,200	1,291,954
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	USD	10,208	10,447,561

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
2.00%, 4/25/19	USD	2,308	$2,331,678
2.60%, 4/23/20		5,099	5,183,868
2.75%, 9/15/20		2,492	2,543,697
2.63%, 4/25/21		4,993	5,063,541
3.50%, 1/23/25		3,983	4,092,564
3.75%, 5/22/25		10,787	11,265,630
4.80%, 7/08/44		1,798	1,990,361
4.75%, 10/21/45		2,749	3,030,179
Jefferies Group LLC, 6.50%, 1/20/43		1,239	1,230,245
Morgan Stanley:
2.80%, 6/16/20		8,614	8,825,965
3.75%, 2/25/23		5,956	6,308,446
3.70%, 10/23/24		6,314	6,606,805
4.00%, 7/23/25		11,093	11,878,262
3.88%, 1/27/26		6,448	6,845,119
4.30%, 1/27/45		4,645	4,889,076
State Street Corp., 2.65%, 5/19/26		9,906	10,107,944
UBS AG, 4.75%, 5/22/23 (b)		625	637,500
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (a)		2,534	2,626,613

			162,281,618
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		2,135	2,061,772
CF Industries, Inc.:
3.45%, 6/01/23		2,140	2,138,091
5.38%, 3/15/44		3,456	3,259,198
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,398,952
4.63%, 10/01/44		2,072	2,194,182
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,285,516
Ecolab, Inc., 2.25%, 1/12/20		2,950	3,003,017
Huntsman International LLC, 5.13%, 4/15/21	EUR	200	224,725
INEOS Finance PLC, 4.00%, 5/01/23		200	212,864
INOVYN Finance PLC, 6.25%, 5/15/21		100	112,934
Kansai Paint Co Ltd., 0.00%, 6/17/22 (h)(i)	JPY	30,000	295,488
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	100	109,311
Monsanto Co., 3.60%, 7/15/42	USD	2,845	2,458,851
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	291	272,883
Sherwin-Williams Co., 4.00%, 12/15/42	USD	971	969,027
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	111,614
Yingde Gases Investment Ltd., 8.13%, 4/22/18	USD	400	340,000

			21,448,425
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		6,335	6,271,650
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	200	220,628
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (g)		856	915,144
Republic Services, Inc., 3.20%, 3/15/25	USD	4,801	5,014,952
Transfield Services Ltd., 8.38%, 5/15/20 (a)		200	213,500
Verisure Holding AB, 6.00%, 11/01/22	EUR	150	177,200
Waste Management, Inc.:
3.13%, 3/01/25	USD	2,270	2,373,503
3.90%, 3/01/35		2,526	2,646,945

			17,833,522
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		1,299	1,316,655
4.85%, 4/27/35		3,635	3,990,423
5.05%, 4/27/45		1,470	1,667,327
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,812,784

			9,787,189

Corporate Bonds		Par (000)	Value
Construction & Engineering — 0.0%
Kandenko Co. Ltd., 0.00%, 3/31/21 (h)(i)	JPY	30,000	$301,917
Construction Materials — 0.0%
Cemex Finance LLC:
9.38%, 10/12/22 (a)	USD	1,108	1,218,800
4.63%, 6/15/24	EUR	100	108,729
HeidelbergCement AG, 2.25%, 3/30/23		75	84,901

			1,412,430
Consumer Finance — 1.8%
American Express Credit Corp.:
1.13%, 6/05/17	USD	10,032	10,030,626
2.25%, 8/15/19		6,261	6,391,341
Capital One Bank USA N.A., 2.30%, 6/05/19		1,000	1,012,416
Capital One Financial Corp.:
4.75%, 7/15/21		160	178,102
4.20%, 10/29/25		4,105	4,220,112
Capital One N.A.:
2.40%, 9/05/19		650	658,601
2.95%, 7/23/21		12,169	12,505,035
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		24,350	24,401,792
2.15%, 1/09/18		5,342	5,388,780
2.02%, 5/03/19		24,952	25,164,317
3.34%, 3/18/21		12,423	12,884,229
4.25%, 9/20/22		4,430	4,777,263
General Motors Financial Co., Inc.:
2.63%, 7/10/17		6,640	6,701,380
4.75%, 8/15/17		4,115	4,246,001
3.10%, 1/15/19		1,546	1,579,330
3.70%, 11/24/20		4,313	4,431,215
3.20%, 7/06/21		19,719	19,750,373
3.45%, 4/10/22		3,344	3,341,639
4.00%, 1/15/25		6,362	6,437,135
Hyundai Capital Services, Inc., 2.88%, 3/16/21		1,000	1,029,750
Synchrony Financial:
2.60%, 1/15/19		3,356	3,392,725
2.70%, 2/03/20		1,986	1,991,436
4.50%, 7/23/25		4,007	4,154,854
Toyota Motor Credit Corp., 2.75%, 5/17/21		6,048	6,339,804

			171,008,256
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22	EUR	100	112,918
4.13%, 5/15/23		100	112,501
6.75%, 5/15/24		175	197,120
Ball Corp., 4.38%, 12/15/23		200	239,152
Crown European Holdings SA:
4.00%, 7/15/22		147	173,330
3.38%, 5/15/25		159	176,292
Horizon Holdings I SASU, 7.25%, 8/01/23		100	114,887
International Paper Co.:
3.65%, 6/15/24	USD	2,748	2,905,886
4.80%, 6/15/44		1,913	1,944,861
OI European Group BV, 6.75%, 9/15/20	EUR	75	97,215
ProGroup AG, 5.13%, 5/01/22		190	221,396
Sealed Air Corp., 4.50%, 9/15/23		142	166,252
Verallia Packaging SASU, 5.13%, 8/01/22		175	200,276

			6,662,086
Distributors — 0.0%
LKQ Italia Bondco SpA, 3.88%, 4/01/24		100	113,750
Diversified Consumer Services — 0.1%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	200	269,984

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Massachusetts Institute of Technology, 3.96%, 7/01/38	USD	1,385	$1,580,519
Wesleyan University, 4.78%, 7/01/16		2,607	2,796,406

			4,646,909
Diversified Financial Services — 0.8%
ABQ Finance Ltd., 3.63%, 4/13/21		700	711,788
Altice Financing SA, 5.25%, 2/15/23	EUR	472	527,733
Annington Finance No. 4 PLC, 1.56%, 1/10/23 (b)	GBP	1	724
APT Pipelines Ltd.:
3.88%, 10/11/22	USD	211	219,124
4.20%, 3/23/25		600	611,730
Berkshire Hathaway, Inc., 3.13%, 3/15/26		10,475	10,983,498
BP Capital Markets PLC, 2.24%, 5/10/19		8,103	8,320,938
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	4,000	4,334,480
CK Hutchison Finance 16 Ltd., 1.25%, 4/06/23		263	292,511
CNH Industrial Finance Europe SA, 2.88%, 5/17/23		250	277,439
eircom Finance DAC, 4.50%, 5/31/22		100	109,566
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	425	535,175
GE Capital International Funding Co., 3.37%, 11/15/25 (a)	USD	10,328	11,208,255
General Electric Capital Corp.:
3.15%, 9/07/22		1,614	1,732,122
3.10%, 1/09/23		2,347	2,507,089
Hanrui Overseas Investment Co. Ltd., 4.90%, 6/28/19		700	696,500
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21	EUR	84	100,869
Intercontinental Exchange, Inc.:
2.75%, 12/01/20	USD	2,129	2,229,318
3.75%, 12/01/25		1,363	1,470,336
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (g)	EUR	1,257	1,378,794
Moody’s Corp., 4.50%, 9/01/22	USD	3,239	3,600,994
Shell International Finance BV:
2.13%, 5/11/20		9,462	9,657,163
4.13%, 5/11/35		8,405	9,063,826
3.63%, 8/21/42		2,135	2,054,617
Thomas Cook Finance PLC, 6.75%, 6/15/21	EUR	260	267,184
Virgin Media Finance PLC:
6.38%, 10/15/24	GBP	100	132,460
4.50%, 1/15/25	EUR	104	111,375
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	369	504,743
5.50%, 1/15/25		1,530	1,996,087
4.88%, 1/15/27		823	1,024,409
Woodside Finance Ltd., 3.65%, 3/05/25 (a)	USD	562	548,969

			77,209,816
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
2.38%, 11/27/18		3,181	3,246,328
2.30%, 3/11/19		3,858	3,940,110
2.45%, 6/30/20		7,861	8,025,759
4.60%, 2/15/21		10,051	10,998,669
3.88%, 8/15/21		4,529	4,879,214
3.00%, 6/30/22		12,219	12,513,160
3.40%, 5/15/25		8,503	8,697,778
6.38%, 3/01/41		1,994	2,426,624
4.30%, 12/15/42		4,827	4,673,569
4.75%, 5/15/46		1,887	1,933,935
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		1,071	1,157,348
OTE PLC, 3.50%, 7/09/20	EUR	200	216,957

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Proven Honour Capital Ltd.:
4.13%, 5/19/25	USD	2,100	$2,181,690
4.13%, 5/06/26		700	725,438
Telecom Italia Capital SA:
6.38%, 11/15/33		709	704,569
6.00%, 9/30/34		595	568,225
Telecom Italia Finance SA:
6.13%, 11/15/16 (h)	EUR	600	644,213
7.75%, 1/24/33		885	1,307,101
Telecom Italia SpA:
4.50%, 1/25/21		100	125,651
3.25%, 1/16/23		940	1,109,145
3.63%, 1/19/24		700	826,688
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	118,466
6.75%, 8/15/24		200	243,591
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		100	112,640
Verizon Communications, Inc.:
2.63%, 2/21/20	USD	8,455	8,749,784
3.45%, 3/15/21		10,544	11,297,158
5.05%, 3/15/34		2,196	2,437,329
4.40%, 11/01/34		9,689	9,990,783
3.85%, 11/01/42		6,499	6,112,043
4.86%, 8/21/46		15,883	17,361,501
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	300	327,933
7.00%, 4/23/21		100	108,201
7.38%, 4/23/21 (a)	USD	800	762,000
Ziggo Bond Finance BV, 4.63%, 1/15/25	EUR	491	519,007

			129,042,607
Electric Utilities — 1.4%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	2,000	2,093,364
Alabama Power Co., 2.80%, 4/01/25		852	882,583
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (h)(i)	JPY	20,000	194,354
0.00%, 3/25/20 (h)(i)		10,000	97,371
Commonwealth Edison Co., 4.70%, 1/15/44	USD	3,421	4,116,698
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	109,122
Duke Energy Carolinas LLC:
4.25%, 12/15/41	USD	5,237	5,868,242
3.75%, 6/01/45		2,111	2,228,878
Duke Energy Corp.:
3.05%, 8/15/22		243	252,499
3.75%, 4/15/24		3,025	3,248,209
4.80%, 12/15/45		2,775	3,212,876
Duke Energy Florida LLC, 3.85%, 11/15/42		2,111	2,230,746
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		4,838	4,894,280
2.70%, 6/15/21 (a)		7,299	7,437,958
3.55%, 6/15/26 (a)		5,748	5,881,578
Entergy Arkansas, Inc., 3.70%, 6/01/24		6,698	7,342,127
Exelon Corp.:
2.85%, 6/15/20		6,160	6,354,459
2.45%, 4/15/21		1,306	1,324,373
Florida Power & Light Co., 3.80%, 12/15/42		1,591	1,712,468
Northern States Power Co., 3.60%, 5/15/46		8,913	9,371,627
PacifiCorp:
3.60%, 4/01/24		9,368	10,289,849
3.35%, 7/01/25		8,178	8,841,841
Progress Energy, Inc., 4.88%, 12/01/19		810	891,817
Public Service Co. of Colorado, 2.50%, 3/15/23		4,114	4,199,086
Puget Sound Energy, Inc., 4.30%, 5/20/45		4,431	5,070,384

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co., 1.25%, 11/01/17	USD	1,306	$1,312,355
Southern Co., 3.25%, 7/01/26		21,875	22,722,066
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (h)(i)	JPY	10,000	96,838
0.00%, 12/03/20 (h)(i)		20,000	194,403
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)	USD	6,547	6,999,751
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	616	707,023

			130,179,225
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	35	35,095
Rapid Holding GmbH, 6.63%, 11/15/20	EUR	100	114,760
Rockwell Automation, Inc., 2.88%, 3/01/25	USD	3,443	3,572,564
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	305	346,514

			4,068,933
Electronic Equipment, Instruments & Components — 0.0%
TPK Holding Co. Ltd., 0.00%, 4/08/20 (h)(i)	USD	500	432,500
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		5,877	6,129,452
Transocean, Inc.:
6.50%, 11/15/20 (k)		800	710,960
6.80%, 3/15/38		673	439,133

			7,279,545
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	350	482,527
Casino Guichard Perrachon SA:
3.99%, 3/09/20	EUR	400	490,767
3.31%, 1/25/23		300	356,648
3.30%, 3/07/24		100	115,788
2.33%, 2/07/25		100	109,636
2.80%, 8/05/26		800	909,174
CVS Health Corp.:
4.00%, 12/05/23	USD	3,170	3,505,554
5.30%, 12/05/43		1,855	2,315,658
Sysco Corp., 4.50%, 4/01/46		1,608	1,715,299
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	156	168,933
Tesco PLC:
5.00%, 3/24/23	GBP	100	137,099
6.00%, 12/14/29		100	137,854
Tesco Property Finance 5 PLC, 5.66%, 10/13/41		99	118,913
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44	USD	11,528	12,401,788
4.65%, 6/01/46		267	284,761
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		2,800	2,922,469
4.00%, 4/11/43		2,020	2,242,210

			28,415,078
Food Products — 0.1%
Biostime International Holdings Ltd., 7.25%, 6/21/21		300	308,957
Galapagos SA, 5.38%, 6/15/21	EUR	100	102,319
Kraft Heinz Foods Co.:
3.00%, 6/01/26 (a)	USD	4,502	4,538,817
6.88%, 1/26/39		1,260	1,720,524
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)		752	767,416
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	200	221,108

			7,659,141

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, 2.55%, 3/15/22	USD	6,678	$6,830,325
Becton Dickinson and Co.:
1.45%, 5/15/17		3,756	3,765,762
1.80%, 12/15/17		1,530	1,542,508
2.68%, 12/15/19		5,222	5,370,994
3.13%, 11/08/21		2,674	2,805,649
4.69%, 12/15/44		703	791,984
Boston Scientific Corp.:
2.65%, 10/01/18		3,738	3,820,939
2.85%, 5/15/20		4,165	4,314,703
3.85%, 5/15/25		4,671	4,940,774
Medtronic, Inc.:
2.50%, 3/15/20		3,561	3,693,159
3.13%, 3/15/22		3,261	3,456,787
3.63%, 3/15/24		8,093	8,907,358
4.63%, 3/15/44		4,795	5,600,268
4.63%, 3/15/45		3,768	4,430,757
Nipro Corp., 0.00%, 1/29/21 (h)(i)	JPY	10,000	104,585
St. Jude Medical, Inc.:
2.80%, 9/15/20	USD	2,980	3,072,031
3.88%, 9/15/25		952	1,014,046
Stryker Corp.:
3.38%, 11/01/25		1,370	1,437,693
3.50%, 3/15/26		2,693	2,856,950
4.63%, 3/15/46		2,325	2,612,221
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		1,625	1,674,891
4.25%, 8/15/35		3,827	3,836,422

			76,880,806
Health Care Providers & Services — 1.1%
Aetna, Inc.:
2.40%, 6/15/21		8,985	9,167,234
3.20%, 6/15/26		10,154	10,446,679
4.50%, 5/15/42		2,824	2,989,523
4.13%, 11/07/42		1,329	1,344,806
AmerisourceBergen Corp.:
1.15%, 5/15/17		5,031	5,029,702
3.25%, 3/01/25		1,185	1,243,002
4.25%, 3/01/45		1,185	1,252,066
Anthem, Inc.:
1.88%, 1/15/18		9,949	10,005,321
2.30%, 7/15/18		14,113	14,316,016
3.30%, 1/15/23		6,719	6,940,223
4.65%, 8/15/44		1,902	2,025,529
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,700,377
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	1,084,446
Cigna Corp., 3.25%, 4/15/25		7,074	7,185,005
Dignity Health, 5.27%, 11/01/64		1,621	1,931,613
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	100	112,640
Express Scripts Holding Co.:
1.25%, 6/02/17	USD	4,006	4,003,196
3.90%, 2/15/22		2,292	2,456,281
IDH Finance PLC, 6.00%, 12/01/18	GBP	100	129,132
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	2,946	3,009,015
New York & Presbyterian Hospital, 3.56%, 8/01/36		1,321	1,390,508
Ochsner Clinic Foundation, 5.90%, 5/15/45		1,305	1,648,548
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		1,250	1,525,626
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	117,079
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	1,721	1,792,454

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
2.88%, 12/15/21	USD	3,138	$3,305,117
3.35%, 7/15/22		1,701	1,819,767
4.63%, 7/15/35		689	800,203
3.95%, 10/15/42		4,264	4,461,206
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,800	2,312,633

			105,544,947
Hotels, Restaurants & Leisure — 0.2%
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	125	142,617
5.88%, 5/15/23		100	111,586
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	108	148,518
Gala Group Finance PLC, 8.88%, 9/01/18		70	95,970
International Game Technology PLC:
6.25%, 2/15/22 (a)	USD	200	203,250
4.75%, 2/15/23	EUR	100	114,860
McDonald’s Corp.:
2.75%, 12/09/20	USD	1,193	1,245,496
3.70%, 1/30/26		1,144	1,236,028
4.70%, 12/09/35		853	962,222
4.60%, 5/26/45		1,081	1,206,541
4.88%, 12/09/45		1,005	1,175,126
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	124,784
PortAventura Entertainment Barcelona BV:
5.42%, 12/01/19 (b)	EUR	400	441,685
7.25%, 12/01/20		1,686	1,941,254
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,592	1,934,604
Series A7, 5.27%, 3/30/24		826	954,176
Punch Taverns Finance PLC:
0.59%, 7/15/21 (b)		238	281,596
Series M3, 6.09%, 10/15/27 (a)(b)		1,055	1,191,455
Snai SpA, 7.63%, 6/15/18	EUR	100	114,305
Unique Pub Finance Co. PLC:
Series M, 7.40%, 3/28/24	GBP	1,150	1,455,929
Series A4, 5.66%, 6/30/27		3,184	4,173,487
Series N, 6.46%, 3/30/32		1,473	1,646,558
Vougeot Bidco PLC, 7.88%, 7/15/20		200	272,242

			21,174,289
Household Durables — 0.1%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)	USD	1,017	879,705
Newell Brands, Inc.:
2.88%, 12/01/19		6,986	7,179,442
4.20%, 4/01/26		4,149	4,497,728

			12,556,875
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		7,287	7,475,529
2.65%, 3/01/25		1,546	1,624,767
2.75%, 2/15/26		2,245	2,356,700
Unicharm Corp., 0.00%, 9/25/20 (h)(i)	JPY	20,000	223,938

			11,680,934
Independent Power and Renewable Electricity Producers — 0.0%
AES Gener SA, 5.00%, 7/14/25 (a)	USD	1,111	1,141,906
Greenko Dutch BV, 8.00%, 8/01/19		200	213,500

			1,355,406
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		15,788	16,185,416
General Electric Co., 4.50%, 3/11/44		9,297	10,728,543

			26,913,959

Corporate Bonds		Par (000)	Value
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	USD	2,069	$2,213,894
AIA Group Ltd., 3.20%, 3/11/25		750	764,495
Allstate Corp., 3.15%, 6/15/23		2,343	2,491,570
American International Group, Inc.:
3.38%, 8/15/20		4,216	4,423,305
3.75%, 7/10/25		2,831	2,885,369
3.90%, 4/01/26		30,029	30,945,845
3.88%, 1/15/35		2,099	2,009,717
4.50%, 7/16/44		2,823	2,731,094
4.38%, 1/15/55		1,911	1,766,855
Aon PLC, 4.75%, 5/15/45		4,012	4,303,640
Credit Agricole Assurances SA:
4.25% (b)(l)	EUR	1,100	1,148,219
4.50% (b)(l)		100	105,078
Lincoln National Corp., 3.35%, 3/09/25	USD	1,219	1,210,675
Loews Corp., 2.63%, 5/15/23		2,343	2,362,306
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		672	708,727
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		5,857	6,010,588
MetLife, Inc., 4.05%, 3/01/45		5,016	4,941,302
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		24,105	24,180,256
2.30%, 4/10/19 (a)		11,289	11,552,372
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	275,301
Prudential Financial, Inc., 4.60%, 5/15/44	USD	5,738	6,160,409
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		450	457,422
Sunshine Life Insurance Co. Ltd., 3.15%, 4/20/21		1,200	1,200,600
Travelers Cos., Inc., 4.60%, 8/01/43		3,289	3,931,253
XLIT Ltd., 2.30%, 12/15/18		3,195	3,227,902

			122,008,194
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		5,173	5,395,755
Internet Software & Services — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	475	553,490
IT Services — 0.8%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	USD	495	523,274
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		7,345	7,521,721
3.60%, 10/15/20 (a)		6,500	6,784,577
International Business Machines Corp., 3.45%, 2/19/26		26,620	28,951,912
MasterCard, Inc., 3.38%, 4/01/24		4,708	5,101,622
Rolta Americas LLC, 8.88%, 7/24/19		200	30,000
Total System Services, Inc., 4.80%, 4/01/26		8,040	8,718,447
Transcosmos, Inc., 0.00%, 12/22/20 (h)(i)	JPY	40,000	399,942
Visa, Inc.:
2.80%, 12/14/22	USD	6,996	7,380,696
3.15%, 12/14/25		5,666	6,057,583
4.15%, 12/14/35		1,919	2,170,324

			73,640,098
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		3,287	3,410,239
3.65%, 12/15/25		1,079	1,132,862

			4,543,101
Machinery — 0.1%
CRRC Corp Ltd., 0.00%, 2/05/21 (h)(i)		500	515,000
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	300	277,634

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Machinery (continued)
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20	USD	3,162	$3,213,009
4.65%, 11/01/44		598	641,183
John Deere Capital Corp., 3.35%, 6/12/24		5,867	6,318,272
Schaeffler Holding Finance BV, 5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (g)	EUR	393	466,663

			11,431,761
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23		1,475	1,567,320
Media — 1.9%
21st Century Fox America, Inc.:
3.70%, 9/15/24	USD	2,097	2,264,167
3.70%, 10/15/25		986	1,068,031
4.75%, 9/15/44		1,468	1,626,378
4.95%, 10/15/45		425	483,920
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	150	167,504
6.25%, 2/15/25		273	277,211
CBS Corp., 2.30%, 8/15/19	USD	4,291	4,357,038
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		4,765	4,981,541
4.46%, 7/23/22 (a)		9,859	10,595,822
4.91%, 7/23/25 (a)		16,325	17,848,155
6.38%, 10/23/35 (a)		4,126	4,885,947
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	5,914,000
Comcast Corp.:
2.75%, 3/01/23		15,055	15,766,454
3.38%, 8/15/25		5,533	5,978,600
3.15%, 3/01/26		20,270	21,575,145
4.25%, 1/15/33		1,265	1,395,757
4.40%, 8/15/35		5,694	6,422,815
4.60%, 8/15/45		1,887	2,172,628
Discovery Communications LLC:
3.45%, 3/15/25		2,326	2,275,742
4.90%, 3/11/26		13,418	14,229,440
4.88%, 4/01/43		1,038	936,429
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,564	2,729,081
3.75%, 2/15/23		1,814	1,888,492
Kakao Corp., 0.00%, 5/11/21 (h)(i)	KRW	400,000	346,833
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	2,786	3,408,684
NBCUniversal Media LLC, 4.45%, 1/15/43	USD	3,047	3,411,217
Numericable-SFR SA:
5.38%, 5/15/22	EUR	190	213,721
5.63%, 5/15/24		307	342,691
Omnicom Group, Inc., 3.65%, 11/01/24	USD	1,543	1,626,715
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		2,774	2,831,866
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,900	3,152,141
4.13%, 2/15/21		5,862	6,205,742
4.00%, 9/01/21		911	968,366
5.50%, 9/01/41		2,025	2,127,028
4.50%, 9/15/42		314	292,474
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,266,950
3.60%, 7/15/25		2,168	2,294,058
4.65%, 6/01/44		3,643	3,829,259
Unitymedia GmbH, 3.75%, 1/15/27	EUR	311	315,797
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23		80	93,663

Corporate Bonds		Par (000)	Value
Media (continued)
4.00%, 1/15/25	EUR	1,944	$2,169,099
4.63%, 2/15/26		600	689,957
6.25%, 1/15/29		370	454,750
Viacom, Inc.:
2.75%, 12/15/19	USD	3,111	3,156,153
4.50%, 3/01/21		3,389	3,686,944

			180,724,405
Metals & Mining — 0.3%
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	100	110,311
2.75%, 6/07/19		100	108,783
1.50%, 4/01/20		100	100,659
3.50%, 3/28/22		100	104,308
3.25%, 4/03/23		100	100,661
APERAM, 0.63%, 7/08/21 (h)	USD	1,000	1,070,600
Barrick Gold Corp., 4.10%, 5/01/23		4,560	4,810,184
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (h)	HKD	4,588	473,156
Constellium NV, 7.88%, 4/01/21 (a)	USD	257	265,031
Glencore Finance Europe SA, 3.38%, 9/30/20	EUR	100	113,023
Newmont Mining Corp., 4.88%, 3/15/42	USD	1,600	1,582,078
Novelis, Inc., 8.75%, 12/15/20		8,380	8,736,150
Nucor Corp., 5.20%, 8/01/43		1,640	1,773,366
Outokumpu OYJ, 7.25%, 6/16/21	EUR	100	112,009
Rio Tinto Finance USA PLC, 4.13%, 8/21/42	USD	3,660	3,613,119
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,412,250
Vedanta Resources PLC, 8.25%, 6/07/21		470	386,575

			24,872,263
Multiline Retail — 0.1%
Enterprise Funding Ltd., 3.50%, 9/10/20 (h)	GBP	300	297,736
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	84,147
LS Finance 2022 Ltd., 4.25%, 10/16/22	USD	207	211,953
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		2,664	2,359,990
Maoye International Holdings Ltd., 7.75%, 5/19/17		405	386,775
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	980	1,198,565
Takashimaya Co. Ltd., 0.00%, 12/11/18 (h)(i)	JPY	30,000	288,336
Target Corp.:
3.50%, 7/01/24	USD	1,756	1,945,757
4.00%, 7/01/42		2,364	2,555,240

			9,328,499
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		2,045	2,100,552
3.50%, 2/01/25		2,049	2,209,881
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		1,838	2,168,410
CMS Energy Corp., 3.88%, 3/01/24		6,478	7,045,168
Consumers Energy Co., 3.95%, 5/15/43		1,730	1,873,666
Dominion Resources, Inc.:
1.95%, 8/15/16		4,599	4,603,410
2.50%, 12/01/19		4,927	5,033,817
DTE Electric Co., 3.95%, 6/15/42		2,111	2,290,876
DTE Energy Co.:
2.40%, 12/01/19		1,502	1,533,635
3.50%, 6/01/24		5,649	5,995,753
NiSource Finance Corp., 3.85%, 2/15/23		3,599	3,884,116
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,723,044
4.30%, 3/15/45		1,509	1,691,998
PG&E Corp., 2.40%, 3/01/19		3,154	3,215,856
Sempra Energy, 2.88%, 10/01/22		1,766	1,806,632

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
SGSP Australia Assets Property Ltd., 3.30%, 4/09/23	USD	200	$203,687
Virginia Electric & Power Co.:
3.45%, 2/15/24		3,217	3,484,133
4.45%, 2/15/44		1,674	1,924,079
4.20%, 5/15/45		3,498	3,895,950

			57,684,663
Oil, Gas & Consumable Fuels — 1.5%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		2,217	2,703,219
4.50%, 7/15/44		2,215	2,034,327
Apache Corp., 4.25%, 1/15/44		3,430	3,320,381
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (d)(j)		1,800	346,500
California Resources Corp., 8.00%, 12/15/22 (a)		708	502,680
Chevron Corp.:
2.19%, 11/15/19		1,569	1,613,036
1.96%, 3/03/20		8,352	8,458,839
ConocoPhillips Co., 4.95%, 3/15/26		10,500	11,906,181
CONSOL Energy, Inc., 5.88%, 4/15/22		2,440	2,128,900
Continental Resources, Inc.:
3.80%, 6/01/24		2,254	1,966,615
4.90%, 6/01/44		2,585	2,132,625
Devon Energy Corp., 5.85%, 12/15/25		2,285	2,520,549
Enterprise Products Operating LLC:
3.90%, 2/15/24		2,635	2,788,771
3.70%, 2/15/26		6,376	6,635,235
4.45%, 2/15/43		5,999	5,948,344
EOG Resources, Inc., 3.90%, 4/01/35		1,670	1,674,319
Exxon Mobil Corp.:
1.82%, 3/15/19		7,393	7,533,327
4.11%, 3/01/46		4,075	4,595,862
GNL Quintero SA, 4.63%, 7/31/29		932	950,640
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		16,850	16,904,931
3.95%, 9/01/22		2,176	2,214,541
5.63%, 9/01/41		850	813,646
4.70%, 11/01/42		3,488	3,142,458
Kinder Morgan, Inc., 3.05%, 12/01/19		1,411	1,425,736
Marathon Petroleum Corp., 4.75%, 9/15/44		1,852	1,579,250
MEG Energy Corp.:
6.50%, 3/15/21 (a)		910	705,250
7.00%, 3/31/24 (a)		6,027	4,640,790
Noble Energy, Inc., 5.05%, 11/15/44		2,280	2,296,026
Occidental Petroleum Corp., 3.40%, 4/15/26		4,110	4,334,784
Phillips 66, 4.88%, 11/15/44		1,973	2,153,652
Pioneer Natural Resources Co., 4.45%, 1/15/26		1,600	1,743,194
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		3,700	3,735,694
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,890	4,938,900
5.63%, 4/15/23		1,053	1,056,949
Sabine Pass LNG LP, 7.50%, 11/30/16		6,105	6,220,995
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		1,620	1,605,311
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,039,736
2.50%, 8/01/22		2,481	2,464,479
4.63%, 3/01/34		4,744	4,987,903
Tullow Oil PLC, 6.00%, 11/01/20 (a)		200	161,500
Valero Energy Corp., 3.65%, 3/15/25		5,688	5,695,929

			144,622,004

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25	USD	3,288	$4,381,783
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	113,472
Stora Enso OYJ, 2.13%, 6/16/23		100	110,899

			4,606,154
Pharmaceuticals — 1.1%
Actavis Funding SCS:
2.35%, 3/12/18	USD	9,237	9,362,891
3.00%, 3/12/20		21,662	22,340,649
AstraZeneca PLC:
3.38%, 11/16/25		5,330	5,587,679
4.38%, 11/16/45		1,503	1,639,227
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,433	3,004,677
Eli Lilly & Co., 3.70%, 3/01/45		1,793	1,909,670
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		3,380	3,556,629
Johnson & Johnson, 2.45%, 3/01/26		12,709	13,151,998
Mylan, Inc., 3.13%, 1/15/23 (a)		2,334	2,317,667
Novartis Capital Corp.:
4.40%, 4/24/20		4,997	5,566,953
3.00%, 11/20/25		2,140	2,273,114
4.00%, 11/20/45		1,495	1,704,139
Pfizer, Inc.:
2.75%, 6/03/26		17,172	17,707,869
4.30%, 6/15/43		2,474	2,780,504
4.40%, 5/15/44		1,945	2,217,028
Roche Holdings, Inc.:
2.88%, 9/29/21 (a)		3,372	3,586,628
3.00%, 11/10/25 (a)		2,159	2,296,723
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,237	1,310,881
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	1,908	1,598,646
Zoetis, Inc., 3.25%, 2/01/23	USD	2,248	2,290,759

			106,204,331
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.30%, 2/15/21		2,758	2,877,151
3.45%, 9/15/21		2,787	2,900,882
3.50%, 1/31/23		783	810,213
5.00%, 2/15/24		785	887,837
4.40%, 2/15/26		541	587,363
3.38%, 10/15/26		5,542	5,570,829
AvalonBay Communities, Inc., 3.50%, 11/15/25		485	510,479
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (h)	EUR	800	875,596
Crown Castle International Corp.:
3.40%, 2/15/21	USD	1,628	1,699,526
3.70%, 6/15/26		1,252	1,291,677
ERP Operating LP, 3.38%, 6/01/25		2,090	2,204,440
Goodman Funding Property Ltd., 6.00%, 3/22/22		500	580,876
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		1,662	1,655,380
Prologis LP, 3.75%, 11/01/25		800	852,668
Simon Property Group LP:
2.50%, 7/15/21		1,649	1,698,917
3.38%, 10/01/24		3,162	3,391,656
4.25%, 10/01/44		2,545	2,746,208

			31,141,698
Real Estate Management & Development — 0.1%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (g)	GBP	315	483,966
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (h)	EUR	2,600	3,904,761

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
3.00%, 12/09/21	EUR	2,100	$2,377,374
China Aoyuan Property Group Ltd., 6.53%, 4/25/19	USD	750	756,776
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (h)(i)		1,400	1,412,250
Shui On Development Holding Ltd.:
7.50% (b)(h)(l)		500	507,500
6.88%, 2/26/17	CNH	2,900	437,812
Vingroup JSC, 11.63%, 5/07/18	USD	1,210	1,294,700

			11,175,139
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		1,205	1,305,865
3.00%, 3/15/23		3,295	3,465,187
4.15%, 4/01/45		1,419	1,545,331
4.70%, 9/01/45		1,265	1,487,577
Canadian National Railway Co., 2.75%, 3/01/26		7,205	7,525,089
CSX Corp.:
3.35%, 11/01/25		1,499	1,593,055
4.10%, 3/15/44		2,187	2,336,344
EC Finance PLC, 5.13%, 7/15/21	EUR	300	346,243
Norfolk Southern Corp.:
2.90%, 6/15/26	USD	10,584	10,890,153
4.45%, 6/15/45		2,169	2,390,216
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		4,981	5,079,589
Ryder System, Inc., 2.45%, 9/03/19		3,080	3,132,043
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,877,900
4.05%, 11/15/45		379	410,449
3.88%, 2/01/55		5,096	5,193,527
4.38%, 11/15/65		1,705	1,823,027
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,124	3,277,581

			53,679,176
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (h)(i)		200	188,000
Analog Devices, Inc.:
3.90%, 12/15/25		680	758,012
5.30%, 12/15/45		694	836,117
Global A&T Electronics Ltd., 10.00%, 2/01/19		905	633,500
Lam Research Corp.:
2.80%, 6/15/21		3,933	4,026,385
3.90%, 6/15/26		5,745	6,048,221
Micron Technology, Inc., 5.63%, 1/15/26 (a)		1,800	1,498,500
QUALCOMM, Inc., 4.80%, 5/20/45		2,224	2,332,907
Semiconductor Manufacturing International Corp.:
0.00%, 11/07/18 (h)(i)		900	931,500
0.00%, 7/07/22 (h)(i)		500	491,875

			17,745,017
Software — 0.6%
Microsoft Corp.:
3.50%, 2/12/35		5,373	5,559,255
4.45%, 11/03/45		397	447,677
Oracle Corp.:
2.80%, 7/08/21		17,577	18,449,223
2.65%, 7/15/26		18,923	18,970,478
3.25%, 5/15/30		6,354	6,568,962
4.00%, 7/15/46		6,797	6,848,480
4.38%, 5/15/55		2,451	2,574,513

			59,418,588

Corporate Bonds		Par (000)	Value
Specialty Retail — 0.2%
Home Depot, Inc.:
3.35%, 9/15/25	USD	781	$851,134
5.40%, 9/15/40		1,262	1,641,485
4.40%, 3/15/45		1,162	1,346,507
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	681,500
Lowe’s Cos., Inc.:
3.38%, 9/15/25	USD	860	940,445
4.25%, 9/15/44		2,007	2,232,741
4.38%, 9/15/45		644	737,965
QVC, Inc.:
3.13%, 4/01/19		1,999	2,052,149
5.13%, 7/02/22		3,332	3,592,119
THOM Europe SAS, 7.38%, 7/15/19	EUR	168	194,642

			14,270,687
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19	USD	12,160	12,514,002
3.25%, 2/23/26		15,964	16,946,999
3.45%, 2/09/45		1,934	1,817,287
4.65%, 2/23/46		21,980	24,828,102
HP, Inc., 3.75%, 12/01/20		728	768,992

			56,875,382
Textiles, Apparel & Luxury Goods — 0.0%
361 Degrees International Ltd., 7.25%, 6/03/21		800	827,077
BiSoho SAS:
6.00%, 5/01/22 (b)	EUR	250	280,158
5.88%, 5/01/23		125	143,339
NIKE, Inc., 3.88%, 11/01/45	USD	2,323	2,575,183

			3,825,757
Tobacco — 0.5%
Altria Group, Inc.:
2.63%, 1/14/20		3,443	3,579,157
2.85%, 8/09/22		2,241	2,347,286
4.25%, 8/09/42		1,312	1,432,465
5.38%, 1/31/44		4,771	6,116,904
Philip Morris International, Inc.:
1.13%, 8/21/17		6,573	6,586,258
2.75%, 2/25/26		16,612	17,131,324
4.13%, 3/04/43		2,099	2,251,398
4.88%, 11/15/43		3,354	3,992,810
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,499,463
3.25%, 6/12/20		1,044	1,103,594

			47,040,659
Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 3/30/20		2,962	2,943,887
Loxam SAS, 3.50%, 5/03/23	EUR	100	112,390
Noble Group Ltd., 6.75%, 1/29/20	USD	500	406,250
Rexel SA, 3.50%, 6/15/23	EUR	218	243,801
Travis Perkins PLC, 4.50%, 9/07/23	GBP	150	190,693

			3,897,021
Transportation Infrastructure — 0.0%
Golden Ocean Group Ltd., 3.07%, 1/30/19 (h)	USD	600	327,780
Goodman HK Finance, 4.38%, 6/19/24		400	428,152
OHL Investments SA, 4.00%, 4/25/18 (h)	EUR	100	95,994
Royal Capital BV, 6.25% (b)(l)	USD	550	570,474
Silk Bidco AS, 7.50%, 2/01/22	EUR	200	224,448
Swissport Investments SA, 6.75%, 12/15/21		147	167,212

			1,814,060

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	$8,249,132
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	460	491,201
Orange SA, 5.50%, 2/06/44	USD	2,305	2,893,725
Rogers Communications, Inc.:
3.63%, 12/15/25		879	939,090
5.00%, 3/15/44		775	880,342
SoftBank Group Corp.:
4.63%, 4/15/20	EUR	100	120,997
5.25%, 7/30/27		163	195,361
Vodafone Group PLC, 2.50%, 9/26/22	USD	2,525	2,490,390

			16,260,238
Total Corporate Bonds — 26.5%			2,540,625,402

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 8/31/20	USD	7,462	7,424,690
Chemicals — 0.1%
Allnex S.à r.l., Term Loan B-1, 4.25%, 6/02/23	EUR	1,400	1,553,874
INOVYN Finance PLC, Initial Tranche B Euro Term Loan, 6.25%, 5/15/21		880	971,350
PQ Corp., Tranche B-2 Term Loan, 5.75%, 11/04/22		470	521,366

			3,046,590
Commercial Services & Supplies — 0.0%
Verisure Holding AB (Public), Facility B1B, 3.50%, 10/10/22		500	552,996
Containers & Packaging — 0.0%
Constantinople Luxembourg I S.à r.l.:
Facility B1 (EUR), 4.75%, 4/30/22		1,735	1,928,897
Facility B2 (EUR), 4.75%, 4/30/22		259	287,947

			2,216,844
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	12,002	10,913,221
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,077,380

			18,990,601
Electronic Equipment, Instruments & Components — 0.0%
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-2 Loan (Second Lien), 9.25%, 10/16/23	EUR	180	200,755
Food Products — 0.0%
Keurig Green Mountain, Inc., Term B EUR Loan, 5.00%, 3/03/23		700	778,164
Health Care Equipment & Supplies — 0.0%
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19		500	552,608
Health Care Providers & Services — 0.0%
Desarrollos Empresariales Piera S.L., Second Lien Facility, 8.25%, 11/28/22		500	553,490
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	5,640	5,380,918
Gaming Invest S.à r.l., Facility (Mezzanine), 4.00%, 12/31/17	EUR	1,000	1,090,334

			6,471,252

Floating Rate Loan Interests (b)		Par (000)	Value
Household Products — 0.0%
Spectrum Brands, Inc., Euro Term Loan, 3.50%, 6/23/22	EUR	252	$279,724
Leisure Products — 0.0%
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		316	264,293
Machinery — 0.0%
Paternoster Holding IV GmbH, Facility B, 6.63%, 3/31/22		744	791,806
Media — 0.0%
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.50%, 8/14/20		1,539	1,680,665
Term Loan, 9.00%, 8/16/21		1,000	1,131,950

			2,812,615
Road & Rail — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.25%, 6/18/20		2,080	2,295,779
Software — 0.1%
First Data Corp., 2021 Extended Dollar Term Loan, 4.45%, 3/24/21	USD	4,916	4,893,751
Veritas U.S., Inc., Initial Euro Term B-1 Loan, 5.63%, 1/27/23	EUR	2,571	2,411,339

			7,305,090
Specialty Retail — 0.0%
Optima Sub-Finco Ltd., Term Facility B2 (EUR), 5.00%, 1/30/23		768	848,567
Textiles, Apparel & Luxury Goods — 0.0%
Vivarte, Bond, 11.00% (4.00% Cash or 7.00% PIK), 10/29/19 (g)		734	730,621
Trading Companies & Distributors — 0.0%
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 6.50%, 12/16/22		648	720,859
Euro Term Loan (Second Lien), 9.50%, 12/18/23		720	807,014

			1,527,873
Total Floating Rate Loan Interests — 0.6%			57,644,358

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.0%
YPF SA:
8.75%, 4/04/24 (a)	USD	289	310,675
8.50%, 7/28/25		1,341	1,416,767

			1,727,442
Brazil — 0.2%
Petrobras Global Finance BV:
8.38%, 5/23/21		13,658	14,095,056
5.38%, 10/01/29	GBP	185	176,092
6.63%, 1/16/34		530	524,701
6.75%, 1/27/41	USD	950	762,375
7.25%, 3/17/44		2,187	1,793,340
6.85%, 6/05/15		4,864	3,696,640

			21,048,204
British Virgin Islands — 0.0%
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		300	335,981
China — 0.1%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	900	1,006,136

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Agency Obligations		Par (000)	Value
China (continued)
CDBL Funding 1, 4.25%, 12/02/24	USD	1,400	$1,468,690
CITIC Ltd., 6.80%, 1/17/23		1,000	1,207,479
Huarong Finance II Co. Ltd., 3.25%, 6/03/21		1,100	1,103,971
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		687	701,393
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		950	991,059

			6,478,728
India — 0.0%
NTPC Ltd.:
5.63%, 7/14/21		430	487,745
4.25%, 2/26/26		600	626,610
ONGC Videsh Ltd., 4.63%, 7/15/24		400	426,926

			1,541,281
Indonesia — 0.0%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		350	329,998
Pertamina Persero PT, 5.63%, 5/20/43		1,450	1,404,606

			1,734,604
Mongolia — 0.0%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		700	699,160
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		1,193	1,174,683

			1,873,843
Norway — 0.1%
Eksportfinans ASA, 5.50%, 6/26/17		275	284,592
Statoil ASA, 2.90%, 11/08/20		6,595	6,868,660

			7,153,252
Russia — 0.0%
Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22		828	857,609
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		450	471,465
5.88%, 12/13/21		1,000	1,151,580
3.63%, 1/12/23		1,000	1,032,500
4.38%, 6/22/26		300	318,750
DP World Crescent Ltd., 3.91%, 5/31/23		1,117	1,120,840

			4,095,135
Venezuela — 0.0%
Petroleos de Venezuela SA:
6.00%, 5/16/24		8,067	2,852,895
6.00%, 11/15/26		1,861	648,931

			3,501,826
Total Foreign Agency Obligations — 0.5%			50,347,905

Foreign Government Obligations		Par (000)	Value
Argentina — 0.2%
Republic of Argentina:
6.25%, 4/22/19 (a)		9,239	9,631,657
6.88%, 4/22/21 (a)		10,026	10,692,729

			20,324,386
Brazil — 0.1%
Federative Republic of Brazil:
7.13%, 1/20/37		2,900	3,262,500
5.00%, 1/27/45		1,035	928,913

			4,191,413

Foreign Government Obligations		Par (000)	Value
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	3,500	$527,217
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24	USD	12,450	13,004,025
Germany — 0.7%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 4/15/20	EUR	25,180	30,889,464
0.10%, 4/15/26		28,491	35,070,592

			65,960,056
Greece — 0.1%
Hellenic Republic:
3.00%, 2/24/23 (c)		400	330,920
3.00%, 2/24/24 (c)		2,500	2,004,132
3.00%, 2/24/25 (c)		400	313,735
3.00%, 2/24/26 (c)		400	312,759
3.00%, 2/24/27 (c)		400	300,858
3.00%, 2/24/28 (c)		400	296,779
3.00%, 2/24/29 (c)		400	290,292
3.00%, 2/24/30 (c)		400	285,651
3.00%, 2/24/31 (c)		400	283,243
3.00%, 2/24/32 (c)		400	283,276
3.00%, 2/24/33 (c)		400	273,741
3.00%, 2/24/34 (c)		400	275,072
3.00%, 2/24/35 (c)		400	269,465
3.00%, 2/24/36 (c)		400	268,639
3.00%, 2/24/37 (c)		400	267,079
3.00%, 2/24/38 (c)		400	265,259
3.00%, 2/24/39 (c)		400	263,489
3.00%, 2/24/40 (c)		400	264,159
3.00%, 2/24/41 (c)		400	264,109
3.00%, 2/24/42 (c)		400	266,155

			7,378,812
Indonesia — 0.5%
Republic of Indonesia:
3.38%, 4/15/23 (a)	USD	4,060	4,082,042
2.63%, 6/14/23	EUR	555	621,394
2.63%, 6/14/23 (a)		2,768	3,099,131
5.38%, 10/17/23 (a)	USD	1,480	1,665,448
5.88%, 1/15/24 (a)		7,210	8,338,134
8.38%, 3/15/24	IDR	41,939,000	3,347,185
3.38%, 7/30/25	EUR	650	738,706
4.75%, 1/08/26	USD	1,546	1,683,395
8.75%, 5/15/31	IDR	51,068,000	4,248,115
6.63%, 5/15/33		24,448,000	1,610,417
8.38%, 3/15/34		134,049,000	10,754,357
8.25%, 5/15/36		46,662,000	3,729,075
6.75%, 1/15/44	USD	494	627,749
5.95%, 1/08/46		990	1,166,549

			45,711,697
Mexico — 0.5%
United Mexican States:
4.75%, 6/14/18	MXN	1,119	6,109,041
4.00%, 10/02/23	USD	40,225	43,304,224
United Mexican States Inflation Linked Bond, 3.50%, 12/14/17	MXN	74	2,240,413

			51,653,678
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	2,000	273,461
10.88%, 4/06/21		200	209,933
5.13%, 12/05/22	USD	1,807	1,480,667

			1,964,061

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	6,920	$9,411,200
Poland — 0.2%
Republic of Poland, 1.50%, 4/25/20	PLN	57,170	14,262,445
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24	USD	875	874,746
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	36,245	529,396
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.00%, 1/14/19	USD	200	203,715
6.25%, 10/04/20		906	924,234
6.13%, 6/03/25		500	467,071
6.85%, 11/03/25		1,300	1,266,340

			2,861,360
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24		22,110	24,655,082
Venezuela — 0.0%
Bolivarian Republic of Venezuela:
8.25%, 10/13/24		1,960	818,300
7.00%, 3/31/38		2,269	901,927

			1,720,227
Total Foreign Government Obligations — 2.8%			265,029,801

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (f)(m)		1,058,493	89,643,772
iShares U.S. Preferred Stock ETF (m)		550,000	21,939,500
SPDR Gold Shares (d)		39,543	5,002,980
Total Investment Companies — 1.2%			116,586,252

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.3%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.67%, 3/25/36 (b)	USD	2,556	1,838,790
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		9,712	9,582,811
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		4,553	4,507,222
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.35%, 10/25/46 (b)		1,351	935,111
Series 2006-4, Class 1A12, 0.65%, 10/25/46 (b)		3,892	2,564,654
Series 2006-5, Class A1, 1.33%, 11/25/46 (b)		4,532	2,112,342
Series 2007-1, Class A1, 1.11%, 2/25/47 (b)		1,090	595,038
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		1,471	1,475,449
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 2.87%, 9/25/47 (b)		4,777	3,020,240
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		416	403,902
Bear Stearns Mortgage Funding Trust:
Series 2007-AR1, Class 1A1, 0.61%, 1/25/37 (b)		1,677	1,255,779

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR2, Class A1, 0.62%, 3/25/37 (b)	USD	692	$556,006
Series 2007-AR3, Class 1A1, 0.59%, 3/25/37 (b)		1,016	823,981
Series 2007-AR4, Class 1A1, 0.65%, 9/25/47 (b)		4,028	3,184,989
Series 2007-AR4, Class 2A1, 0.66%, 6/25/37 (b)		1,151	932,925
Berica 8 Residential MBS Srl, Series 8, Class A, 0.07%, 3/31/48 (b)	EUR	288	316,529
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.54%, 12/25/35 (a)(b)(m)	USD	7	6,576
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		75	79,280
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		2	2,400
COLT LLC, Series 2015-1, Class A1V, 3.45%, 12/26/45 (a)(b)		2,631	2,609,232
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46 (a)		2,365	2,382,101
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.76%, 11/25/35 (b)		3,031	2,425,608
Series 2005-72, Class A3, 0.75%, 1/25/36 (b)		1,194	992,423
Series 2005-76, Class 2A1, 1.44%, 2/25/36 (b)		1,399	1,218,336
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		2,459	1,921,022
Series 2006-15CB, Class A1, 6.50%, 6/25/36		636	416,893
Series 2006-23CB, Class 2A5, 0.85%, 8/25/36 (b)		8,997	3,131,602
Series 2006-OA14, Class 1A1, 2.14%, 11/25/46 (b)		6,019	5,027,375
Series 2006-OA16, Class A1D, 0.72%, 10/25/46 (b)		550	429,012
Series 2006-OA21, Class A1, 0.63%, 3/20/47 (b)		14,896	10,286,368
Series 2006-OA6, Class 1A2, 0.66%, 7/25/46 (b)		5,461	4,532,999
Series 2006-OA8, Class 1A1, 0.64%, 7/25/46 (b)		870	707,394
Series 2007-22, Class 2A16, 6.50%, 9/25/37		17,528	12,618,732
Series 2007-OA2, Class 1A1, 1.25%, 3/25/47 (b)		10,855	8,325,813
Series 2007-OA3, Class 1A1, 0.59%, 4/25/47 (b)		1,757	1,462,748
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.99%, 2/25/35 (b)		557	522,410
Series 2006-OA4, Class A1, 1.37%, 4/25/46 (b)		2,104	1,149,501
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 1.31%, 2/27/36 (a)(b)		830	640,286
Series 2014-9R, Class 9A1, 0.56%, 8/27/36 (a)(b)		2,143	1,607,049
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.80%, 1/27/36 (a)(b)		4,683	4,599,891
Series 2011-2R, Class 1A1, 2.66%, 3/27/37 (a)(b)		40	39,537
Series 2011-5R, Class 3A1, 3.06%, 9/27/47 (a)(b)		2,646	2,576,477

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2013-5R, Class 1A6, 0.69%, 2/27/36 (a)(b)	USD	1,755	$1,333,800
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		3,282	3,117,247
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		2,556	2,541,317
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		2,248	2,231,463
Series 2015-6R, Class 5A1, 0.62%, 1/27/37 (a)(b)		1,530	1,399,538
Series 2015-6R, Class 5A2, 0.62%, 10/27/36 (a)(b)		2,721	1,197,261
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		1,401	1,389,540
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		2,883	2,794,721
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.58%, 8/25/47 (b)		1,059	828,015
Series 2007-RMP1, Class A2, 0.60%, 12/25/36 (b)		3,640	2,935,614
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.95%, 1/27/37 (a)(b)		807	1,554,669
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.41%, 3/25/36 (b)		1,310	1,064,869
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 0.72%, 10/25/35 (b)		7,427	6,803,415
Impac CMB Trust, Series 2005-7, Class A1, 0.97%, 11/25/35 (b)		5,141	4,169,666
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.25%, 11/25/34 (b)		501	490,518
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 0.65%, 3/25/37 (b)		2,934	2,008,377
Series 2007-A2, Class 2A1, 3.49%, 5/25/37 (b)		704	576,709
Lehman XS Trust, Series 2007-20N, Class A1, 1.59%, 12/25/37 (b)		1,747	1,301,537
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.54%, 9/01/21 (a)(b)		5,425	5,370,335
Series 2014-2, Class A, 2.44%, 12/01/21 (a)(b)		6,939	6,817,913
Series 2015-10, Class A1, 2.44%, 11/01/20 (a)(b)		2,111	2,063,504
Series 2015-10, Class A2, 3.94%, 11/01/20 (a)(b)		680	649,400
Series 2015-2, Class A, 2.44%, 1/01/20 (a)(b)		5,513	5,381,674
Series 2015-3, Class A, 2.44%, 3/01/20 (a)(b)		7,068	6,949,120
Series 2015-8, Class A1, 2.44%, 8/01/20 (a)(b)		1,766	1,725,438
Series 2016-2, Class A, 2.43%, 3/01/21 (a)(b)		13,674	13,374,319
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.87%, 8/25/37 (a)(b)		2,359	1,671,606
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.25%, 5/25/36 (b)		3,615	3,300,576
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.13%, 6/26/47 (a)(b)		1,108	975,272
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.77%, 4/16/36 (a)(b)		11,798	9,513,888

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 3.75%, 8/25/55 (a)(b)	USD	1,450	$1,473,291
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 0.96%, 11/26/35 (a)(b)		1,700	1,503,881
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.81%, 1/15/39 (b)		426	368,726
RALI Trust:
Series 2007-QH1, Class A1, 0.61%, 2/25/37 (b)		1,631	1,316,273
Series 2007-QH6, Class A1, 0.64%, 7/25/37 (b)		2,355	1,849,403
Series 2007-QH9, Class A1, 1.67%, 11/25/37 (b)		1,503	994,926
RBSSP Resecuritization Trust, Series 2012-2, Class 1A6, 0.57%, 5/26/47 (a)(b)		55	53,174
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.78%, 6/25/35 (a)(b)		961	849,314
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 0.64%, 6/25/36 (b)		2,441	1,903,774
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 6/25/47 (b)		1,856	1,689,430
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)		2,556	1,817,538
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)		2,550	2,549,829

			215,717,713
Commercial Mortgage-Backed Securities — 4.3%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		5,141	5,216,891
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		700	692,187
Series 2007-3, Class A1A, 5.72%, 6/10/49 (b)		5,811	5,958,893
Series 2007-3, Class A4, 5.72%, 6/10/49 (b)		1,965	1,997,191
Series 2007-3, Class AJ, 5.72%, 6/10/49 (b)		1,765	1,773,915
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		2,030	2,096,852
Series 2008-1, Class A4, 6.44%, 2/10/51 (b)		339	356,557
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class E, 3.04%, 9/15/26 (a)(b)		100	99,568
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		2,071	1,911,665
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		1,116	1,112,600
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.63%, 2/15/28 (a)(b)		1,410	1,371,571
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		2,730	2,893,013
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 0.76%, 8/25/35 (a)(b)		2,308	1,985,459
Series 2006-3A, Class A2, 0.75%, 10/25/36 (a)(b)		733	591,556
Series 2007-2A, Class A1, 0.72%, 7/25/37 (a)(b)		1,982	1,663,693

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-4A, Class A1, 0.90%, 9/25/37 (a)(b)	USD	6,630	$5,385,766
Series 2008-4, Class A3, 3.20%, 7/25/38 (a)(b)		1,484	1,519,492
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		4,241	4,318,352
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		3,071	3,174,031
Series 2007-PW17, Class AMFL, 1.14%, 6/11/50 (a)(b)		775	757,615
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		167	173,917
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)		2,720	2,843,303
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		4,033	4,214,798
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.96%, 7/05/33 (a)(b)		2,075	2,044,476
BWAY Mortgage Trust, Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		1,820	1,688,520
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.67%, 5/15/29 (a)(b)		2,990	2,979,902
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		560	564,055
Series 2016-HEAT, Class E, 5.49%, 4/10/29 (a)(b)		295	285,784
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		6,930	6,981,427
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.84%, 12/15/27 (a)(b)		7,045	7,038,396
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 1/10/48		1,030	1,137,633
Series 2016-C4, Class A4, 3.28%, 5/10/58		800	841,327
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 2.13%, 7/15/30 (a)(b)		1,440	1,432,810
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 4/10/28 (a)(b)		770	743,165
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.09%, 2/15/33 (a)(b)		8,015	8,095,778
Series 2016-RNDB, Class CFL, 3.94%, 2/15/33 (a)(b)		4,060	4,070,275
Series 2016-RNDB, Class DFL, 5.19%, 2/15/33 (a)(b)		5,005	5,083,758
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		2,645	2,465,797
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		1,785	1,628,531
Series 2015-SSHP, Class A, 1.58%, 9/15/27 (a)(b)		4,370	4,327,018
Series 2016-C1, Class C, 5.12%, 5/10/49 (b)		1,290	1,279,414
Series 2016-GC37, Class C, 4.92%, 2/10/26		640	640,756
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		4,308	4,543,637
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		2,088	2,152,999

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.14%, 12/10/49 (a)(b)	USD	4,460	$4,223,779
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		600	620,672
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,291,435
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,755	3,941,337
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		1,656	1,738,550
Series 2014-CR18, Class C, 4.90%, 7/15/47 (b)		2,974	3,004,966
Series 2014-CR21, Class A3, 3.53%, 12/10/47		5,270	5,692,544
Series 2014-CR21, Class C, 4.57%, 12/10/24 (b)		1,010	1,029,019
Series 2014-FL4, Class D, 2.90%, 7/13/31 (a)(b)		1,080	1,049,150
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		3,095	2,769,795
Series 2014-LC15, Class A4, 4.01%, 4/10/47		3,530	3,923,947
Series 2014-PAT, Class A, 1.23%, 8/13/16 (a)(b)		2,788	2,760,047
Series 2014-PAT, Class E, 3.58%, 8/15/27 (a)(b)		540	526,468
Series 2014-TWC, Class A, 1.29%, 2/13/17 (a)(b)		1,715	1,704,093
Series 2015-CR22, Class C, 4.26%, 3/10/48 (b)		890	886,414
Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)		1,740	1,739,678
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		1,340	944,666
Series 2015-LC19, Class C, 4.26%, 2/10/48 (b)		1,240	1,220,433
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,280	1,659,874
Series 2015-LC21, Class C, 4.46%, 6/10/25 (b)		1,600	1,456,794
Series 2016-DC2, Class B, 3.93%, 2/10/49 (b)		755	823,638
Series 2016-DC2, Class C, 4.80%, 2/10/49 (b)		1,525	1,471,558
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		1,971	1,818,780
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		2,970	3,117,246
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		1,330	1,329,088
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		250	237,823
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.27%, 11/12/43 (a)(b)		1,228	1,257,352
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,446	9,533,568
Series 2007-C2, Class AMFL, 0.66%, 1/15/49 (b)		2,140	2,090,426
Series 2007-C4, Class A1AM, 6.14%, 9/15/39 (b)		2,866	2,899,082
Series 2008-C1, Class A3, 6.27%, 2/15/41 (b)		2,871	2,987,661
Series 2014-TIKI, Class E, 3.58%, 9/15/38 (a)(b)		730	687,629
Series 2015-DEAL, Class A, 1.76%, 4/15/29 (a)(b)		2,640	2,611,397

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	8	$8,259
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		2,994	3,044,090
Series 2010-RR2, Class 2A, 6.14%, 9/15/39 (a)(b)		1,216	1,239,975
Series 2015-DEAL, Class D, 3.54%, 4/15/29 (a)(b)		1,205	1,161,218
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		2,730	2,949,987
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/17/50 (a)(b)		1,180	940,061
Series 2015-C3, Class B, 4.26%, 8/15/48 (b)		640	670,716
Series 2015-C3, Class C, 4.51%, 8/15/48 (b)		1,940	1,886,447
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		250	177,312
Series 2016-C6, Class C, 4.91%, 1/15/49 (b)		1,370	1,402,461
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)		3,400	3,456,892
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (a)(b)		610	662,881
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,045	3,054,731
FREMF Mortgage Trust:
Series 2015-K47, Class B, 3.72%, 6/25/48 (a)(b)		1,613	1,541,618
Series 2015-K48, Class B, 3.64%, 8/25/48 (a)(b)		935	888,485
Series 2016-K54, Class B, 3.85%, 2/25/26 (a)(b)		1,720	1,648,890
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		3,302	3,304,570
Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)		830	826,176
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		935	897,050
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		3,570	3,354,940
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		7,142	6,575,546
German Residential Funding Ltd., Series 2013-1, Class E, 3.89%, 8/27/24 (b)	EUR	1,071	1,202,301
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)	USD	1,850	1,889,346
GS Mortgage Securities Trust:
Series 2006-GG8, Class AM, 5.59%, 11/10/39		735	738,835
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (b)		3,253	3,333,488
Series 2010-C1, Class A1, 3.68%, 8/10/43 (a)		883	919,507
Series 2015-GC32, Class A4, 3.76%, 7/10/48		530	583,599
Hilton USA Trust:
Series 2013-HLT, Class AFX, 2.66%, 11/05/30 (a)		3,960	3,976,908
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		5,083	5,114,931

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Impac CMB Trust:
Series 2004-11, Class 1A2, 0.97%, 3/25/35 (b)	USD	2,822	$2,080,620
Series 2005-6, Class 1A1, 0.95%, 10/25/35 (b)		1,861	1,529,629
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class B, 4.56%, 8/15/24 (b)		945	1,026,365
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		800	625,017
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,342,570
Series 2015-C28, Class B, 3.99%, 3/15/25 (b)		3,000	2,939,657
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4, 3.14%, 6/15/49		2,300	2,418,359
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		3,659	3,658,492
Series 2007-CB20, Class AM, 6.09%, 2/12/51 (b)		1,000	1,043,649
Series 2007-LD11, Class A4, 5.93%, 5/15/17 (b)		6,465	6,581,260
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		1,920	1,888,893
Series 2008-C2, Class A4FL, 1.95%, 2/12/51 (b)		2,301	2,223,083
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		598	610,077
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		885	917,684
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		2,680	2,624,817
Series 2014-FL6, Class A, 1.84%, 11/15/31 (a)(b)		3,399	3,384,935
Series 2015-CSMO, Class A, 1.69%, 1/15/32 (a)(b)		4,605	4,573,207
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(b)		2,900	2,876,348
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)		890	877,163
Series 2015-CSMO, Class F, 5.68%, 1/15/32 (a)(b)		805	791,798
Series 2015-SGP, Class A, 2.13%, 7/15/36 (a)(b)		6,206	6,202,114
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,880	3,735,381
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		1,470	1,477,870
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 5.94%, 6/15/38 (b)		181	180,972
Series 2007-C1, Class AJ, 5.48%, 2/15/40		51	51,280
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (b)		548	569,411
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.24%, 9/15/28 (a)(b)		969	985,086
Series 2015-LSP, Class D, 4.44%, 9/15/28 (a)(b)		691	684,161
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (a)		2,606	2,576,453
Merrill Lynch Mortgage Trust:
Series 2007-C1, Class A1A, 6.02%, 6/12/50 (b)		2,461	2,523,127
Series 2008-C1, Class AJ, 6.26%, 2/12/51 (b)		720	746,528

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class AM, 5.20%, 12/12/49	USD	1,905	$1,922,660
Series 2007-7, Class A4, 5.74%, 6/12/50 (b)		3,085	3,175,117
Series 2007-9, Class AM, 5.86%, 9/12/49 (b)		1,890	1,961,494
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C24, Class A4, 3.73%, 5/15/48		840	920,949
Series 2015-C25, Class C, 4.68%, 10/15/48 (b)		5,360	5,309,264
Series 2015-C25, Class D, 3.07%, 10/15/48		490	338,821
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	876,093
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,935	1,337,771
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.62%, 2/12/44 (b)		746	731,581
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		1,975	1,988,693
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		1,547	1,576,680
Series 2007-IQ14, Class A2FL, 0.60%, 4/15/49 (b)		170	169,343
Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (b)		2,465	2,511,289
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		4,604	4,780,025
Series 2008-T29, Class A4, 6.28%, 1/11/43 (b)		1,373	1,450,536
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		1,290	1,208,412
Series 2015-MS1, Class C, 4.03%, 5/15/48 (b)		560	540,010
Series 2015-XLF2, Class AFSB, 3.19%, 8/15/26 (a)(b)		600	600,000
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.79%, 8/12/45 (a)(b)		6,666	6,796,032
Series 2010-GG10, Class A4B, 5.99%, 8/15/45 (a)(b)		6,998	7,135,026
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		1,094	1,085,445
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.70%, 8/27/24 (a)(b)		1,095	1,102,528
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		12,871	12,913,790
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.50%, 4/15/32 (a)(b)		1,495	1,472,594
SCG Trust, Series 2013-SRP1, Class AJ, 2.38%, 11/15/26 (a)(b)		2,775	2,767,154
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		877	876,089
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		3,480	3,136,902
Taurus IT Srl, Series 2015-IT1, Class A, 1.24%, 2/18/27 (b)	EUR	285	313,579
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 5.89%, 1/10/45 (a)(b)	USD	2,568	2,809,514
Velocity Commercial Capital Loan Trust: Series 2015-1, Class AFL, 2.88%, 6/25/45 (a)(b)		6,252	6,283,546

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-1, Class AFL, 2.89%, 4/25/46 (a)(b)	USD	6,315	$6,330,629
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		431	430,114
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		80	78,762
Series 2006-C29, Class AM, 5.34%, 11/15/48		955	964,228
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		3,533	3,627,558
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.18%, 10/25/46 (b)		7,291	6,449,980
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.19%, 1/15/27 (a)(b)		8,224	7,817,973
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,294,601
Series 2015-C31, Class A4, 3.70%, 11/15/48		130	142,160
Series 2015-C31, Class D, 3.85%, 11/15/48		1,300	913,657
Series 2015-NXS4, Class C, 4.60%, 12/15/48 (b)		406	413,667
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		151	150,800

			414,085,544
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 1.08%, 9/15/48 (b)		1,205	75,416
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		17,710	1,431,853
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.86%, 1/10/48 (a)(b)		5,497	707,629
Series 2016-C4, Class XA, 1.78%, 5/10/58 (b)		10,511	1,312,497
Series 2016-C4, Class XB, 0.89%, 5/10/58 (b)		5,810	362,253
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.46%, 3/10/47 (b)		13,704	894,139
Series 2014-GC21, Class XA, 1.45%, 5/10/47 (b)		9,700	710,035
Series 2014-GC25, Class XE, 1.39%, 10/10/47 (a)(b)		2,760	217,019
Series 2016-P3, Class XA, 1.88%, 4/15/49 (b)		8,650	1,030,211
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.62%, 3/10/46 (b)		31,149	1,403,335
Series 2014-CR14, Class XA, 1.00%, 2/10/47 (b)		47,564	1,734,925
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		150,000	1,177,500
Series 2015-CR22, Class XA, 1.58%, 3/10/48 (b)		28,729	1,712,604
Series 2015-CR23, Class XA, 1.15%, 5/10/48 (b)		29,560	1,745,842
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		12,575	816,127
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		82,808	4,155,347
Series 2016-DC2, Class XA, 1.14%, 2/10/26 (b)		21,503	1,580,799

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)	USD	10,823	$838,022
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		12,909	504,262
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		8,900	614,311
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		18,420	418,134
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.21%, 11/15/48 (b)		7,134	489,029
Series 2016-C6, Class XA, 1.98%, 1/15/49 (b)		8,298	1,035,632
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		95,010	439,118
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)		54,590	546
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.26%, 8/15/47 (b)		8,129	530,951
Series 2014-C22, Class XA, 1.12%, 9/15/47 (b)		9,854	555,355
Series 2014-C23, Class XA, 1.02%, 9/15/47 (b)		60,413	2,395,101
Series 2014-C24, Class XA, 1.23%, 11/15/47 (b)		29,763	1,662,916
Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)		7,563	502,249
Series 2015-C33, Class XA, 1.20%, 12/15/48 (b)		15,725	1,116,915
Series 2016-C1, Class XA, 1.56%, 3/15/49 (b)		18,151	1,663,934
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.72%, 4/15/46 (b)		4,570	151,308
Series 2014-C20, Class XA, 1.30%, 7/15/47 (b)		5,073	266,329
Series 2015-C27, Class XA, 1.52%, 2/15/48 (b)		37,869	2,842,369
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		36,472	2,220,346
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)		4,370	293,210
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		18,945	1,460,857
Series 2015-C26, Class XA, 1.27%, 10/15/48 (b)		12,223	923,522
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		4,490	485,863
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		6,896	789,579
Series 2016-C29, Class XB, 1.12%, 5/15/49 (b)		9,126	733,743
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		13,984	1,660,320
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.83%, 5/25/36 (a)(b)		324	2,994
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.14%, 2/15/48 (b)		17,247	1,079,594

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C30, Class XA, 1.17%, 9/15/58 (b)	USD	3,553	$239,459
Series 2015-NXS1, Class XA, 1.34%, 5/15/48 (b)		8,196	587,752
Series 2015-NXS1, Class XB, 0.50%, 5/15/48 (b)		3,210	120,588
Series 2016-C33, 1.98%, 3/17/59 (b)		16,368	1,951,649
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.31%, 8/15/45 (a)(b)		1,161	87,130
Series 2012-C9, Class XA, 2.29%, 11/15/45 (a)(b)		11,558	984,887
Series 2014-C20, Class XA, 1.35%, 5/15/47 (b)		5,038	306,986
Series 2014-C24, Class XA, 1.12%, 11/15/47 (b)		26,265	1,466,166
Series 2014-LC14, Class XA, 1.40%, 3/15/47 (b)		23,016	1,538,087

			54,026,744
Total Non-Agency Mortgage-Backed Securities — 7.2%			683,830,001

Other Interests (n)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(j)		1,888	—
Lehman Brothers Holdings, Inc. (d)(j)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 0.2%
ABN AMRO Bank NV, 5.75% (b)(l)	EUR	1,500	1,546,610
Australia & New Zealand Banking Group Ltd.:
6.75% (b)(l)	USD	778	803,193
4.40%, 5/19/26		273	281,791
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(l)		1,800	1,707,913
7.00% (b)(l)		400	381,443
8.88% (b)(l)	EUR	600	658,695
9.00% (b)(l)	USD	1,200	1,194,938
Banco Popular Espanol SA:
8.25% (b)(l)	EUR	2,000	1,889,291
11.50% (b)(l)		1,500	1,639,663
Banco Santander SA, 6.25% (b)(l)		2,100	1,969,260
Bank of East Asia Ltd., 5.50% (b)(l)	USD	1,000	975,123
Bank of Ireland, 7.38% (b)(l)	EUR	2,075	2,129,483
BNP Paribas SA, 7.38% (a)(b)(l)	USD	300	293,700
Cooperatieve Rabobank UA, 6.63% (b)	EUR	600	668,173
HSH Nordbank AG, 7.25% (b)(l)	USD	2,855	713,750
Intesa Sanpaolo SpA:
7.00% (b)(l)	EUR	2,150	2,195,095
7.70% (a)(b)(l)	USD	200	172,500
Woori Bank, 5.00%, 6/10/45 (b)		200	205,917

			19,426,538
Capital Markets — 0.1%
Credit Suisse Group AG, 6.25% (a)(b)(l)		1,300	1,223,401
State Street Capital Trust IV, 1.65%, 6/01/77 (b)	USD	1,048	875,426

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Capital Trusts		Par (000)	Value
Capital Markets (continued)
UBS Group AG:
5.75% (b)(l)	EUR	2,525	$2,816,141
6.88% (b)(l)	USD	2,775	2,719,500
7.00% (b)(l)		1,000	1,012,500

			8,646,968
Containers & Packaging — 0.0%
Rexam PLC, 6.75%, 6/29/67 (b)	EUR	100	110,731
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (l)	USD	446	444,105
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 6.13% (b)(l)	EUR	100	118,059
Electric Utilities — 0.1%
AusNet Services Holdings Property Ltd., 5.75%, 3/17/76 (b)	USD	1,000	1,053,572
Electricite de France SA:
5.00% (b)(l)	EUR	1,300	1,355,448
5.88% (b)(l)	GBP	1,000	1,121,850
Enel SpA:
6.50%, 1/10/74 (b)	EUR	105	125,844
5.00%, 1/15/75 (b)		100	116,736
Gas Natural Fenosa Finance BV:
3.38% (b)(l)		3,600	3,560,448
4.13% (b)(l)		800	873,476
SSE PLC, 3.88% (b)(l)	GBP	950	1,202,590

			9,409,964
Industrial Conglomerates — 0.0%
CITIC Ltd., 8.63% (b)(l)	USD	200	224,716
Insurance — 0.0%
Assicurazioni Generali SpA, 6.42% (b)(l)	GBP	100	127,468
BNP Paribas Cardif SA, 4.03% (b)(l)	EUR	800	849,754
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)	USD	1,450	1,452,827
Credit Agricole SA, 6.50% (b)(l)		200	208,634
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		570	613,386

			3,252,069
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(l)		3,770	3,887,813
Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	700	660,304
TOTAL SA, 3.88% (b)(l)		150	172,581

			832,885
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.38% (b)(l)	GBP	250	296,205
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (b)(l)	USD	400	228,000
Wireless Telecommunication Services — 0.0%
Orange SA, 4.00% (b)(l)	EUR	350	403,061
Telefonica Europe BV:
4.20% (b)(l)		500	550,799
5.00% (b)(l)		800	894,313
5.88% (b)(l)		1,400	1,584,615
6.50% (b)(l)		300	348,740

			3,781,528
Total Capital Trusts — 0.5%			50,659,581

Preferred Stocks		Shares	Value
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13% (l)		1,919	$48,205
Royal Bank of Scotland Group PLC, 6.60% (l)		9,596	240,284

			288,489
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (d)		12,471	1,467,014
Manufacturing — 0.0%
Novartex Holding Luxembourg SCA, 0.00% (d)(l)		1,000	—
Total Preferred Stocks — 0.0%			1,755,503

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.01%, 10/30/40 (b)		349,440	9,109,901
Consumer Finance — 0.1%
GMAC Capital Trust I, 6.41%, 2/15/40 (b)		359,913	8,933,041
Total Trust Preferreds — 0.2%			18,042,942
Total Preferred Securities — 0.7%			70,458,026

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.23%, 1/01/37 (b)	USD	2,255	2,098,165
Bay Area Toll Authority RB:
6.92%, 4/01/40		2,415	3,533,000
7.04%, 4/01/50		3,180	4,996,988
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (a)		2,000	2,225,200
California Statewide Communities Development Authority RB:
5.00%, 12/01/25 (a)		1,000	1,219,900
5.00%, 12/01/26 (a)		1,000	1,215,470
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		1,880	2,339,848
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	826,700
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		1,530	1,570,698
City of Seattle, WA Municipal Light & Power Revenue RB:
5.00%, 4/01/23		1,355	1,683,804
5.00%, 4/01/24		1,310	1,662,193
5.00%, 4/01/25		1,210	1,563,901
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		3,260	4,551,971
Clark County School District GO:
5.00%, 6/15/23		3,795	4,690,354
5.00%, 6/15/24		4,360	5,483,441
5.00%, 6/15/26		1,320	1,691,026
5.00%, 6/15/27		1,320	1,679,634
5.00%, 6/15/28		1,405	1,779,292
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		1,565	1,782,379
Commonwealth of Massachusetts GO:
5.00%, 7/01/22		1,745	2,125,619
5.00%, 7/01/22		1,390	1,699,553
5.00%, 7/01/23		4,360	5,420,439
5.00%, 7/01/25		1,745	2,256,494
5.00%, 7/01/26		1,705	2,237,915
5.00%, 7/01/28		1,705	2,256,175
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(j)		3,540	2,363,021

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Contra Costa Community College District GO, 6.50%, 8/01/34	USD	570	$784,582
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/36		1,320	1,551,739
5.00%, 10/01/38		1,600	1,898,016
County of Miami-Dade, FL GO:
5.00%, 7/01/29		810	1,044,600
5.00%, 7/01/30		810	1,041,166
5.00%, 7/01/31		810	1,036,913
5.00%, 7/01/32		810	1,033,528
5.00%, 7/01/34		1,905	2,410,911
5.00%, 7/01/35		960	1,211,971
5.00%, 7/01/36		2,330	2,927,179
5.00%, 7/01/37		1,725	2,163,599
5.00%, 7/01/38		1,625	2,039,830
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		1,000	1,074,850
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		4,625	5,286,051
Series A, 5.00%, 11/01/43		5,000	5,597,800
5.00%, 11/01/45		3,670	4,103,941
5.00%, 11/01/45		2,650	3,023,014
District of Columbia GO, 5.00%, 6/01/38		3,020	3,705,268
District of Columbia RB:
5.00%, 7/15/34		775	948,879
5.00%, 7/15/35		775	945,919
Energy Northwest RB:
2.81%, 7/01/24		3,200	3,368,768
5.00%, 7/01/27		1,590	2,077,605
5.00%, 7/01/28		775	1,009,345
Grant County Public Utility District No. 2 RB,
4.58%, 1/01/40		600	655,002
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	1,060,483
5.00%, 11/15/30		915	1,150,512
5.00%, 11/15/34		840	1,043,507
5.00%, 1/01/44		2,270	2,707,384
Horry County School District, SC GO:
5.00%, 3/01/19		885	997,616
5.00%, 3/01/20		885	1,019,724
5.00%, 3/01/21		885	1,049,238
5.00%, 3/01/22		1,295	1,573,192
5.00%, 3/01/23		1,435	1,786,130
5.00%, 3/01/24		1,520	1,933,288
5.00%, 3/01/25		870	1,130,765
Las Vegas Valley Water District GO, 5.00%, 6/01/41		620	768,949
Los Angeles Community College District GO, 6.60%, 8/01/42		2,505	3,826,838
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		1,065	1,654,882
Los Angeles Unified School District, 5.75%, 7/01/34		415	549,452
Los Angeles Unified School District GO, 6.76%, 7/01/34		4,355	6,277,297
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		815	1,002,882
Massachusetts Clean Water Trust RB:
5.00%, 2/01/25		1,335	1,739,238
5.00%, 2/01/26		1,565	2,077,240
5.00%, 2/01/27		1,260	1,663,452
5.00%, 2/01/28		1,140	1,496,980
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		1,375	1,572,739
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	964,658
6.67%, 11/15/39		350	504,315

Taxable Municipal Bonds		Par (000)	Value
6.69%, 11/15/40	USD	1,160	$1,672,233
6.81%, 11/15/40		860	1,253,097
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,639,142
5.00%, 10/01/53		1,000	1,125,620
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		1,300	1,549,886
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		930	1,099,911
Michigan Finance Authority RB, 5.00%, 6/01/39		840	990,016
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,610	2,120,080
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23		1,795	2,266,295
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		2,329	3,645,677
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/42		500	548,180
New Jersey Turnpike Authority RB, 5.00%, 1/01/45		775	928,489
New York City Water & Sewer System RB:
5.75%, 6/15/41		1,330	1,839,071
6.01%, 6/15/42		665	956,310
5.38%, 6/15/43		4,410	5,197,626
5.50%, 6/15/43		5,285	6,262,514
5.88%, 6/15/44		1,195	1,717,681
New York State Dormitory Authority RB:
5.00%, 3/15/32		1,395	1,774,914
5.00%, 3/15/32		1,380	1,717,824
5.00%, 3/15/37		1,140	1,395,919
5.00%, 3/15/37		830	1,018,335
5.00%, 3/15/38		1,240	1,519,372
5.00%, 3/15/39		575	704,082
5.39%, 3/15/40		1,470	1,948,705
New York State Housing Finance Agency RB,
3.25%, 11/01/41		815	828,138
New York State Thruway Authority RB:
5.00%, 5/01/19		485	541,910
5.00%, 1/01/31		1,300	1,605,838
New York State Urban Development Corp. RB:
5.00%, 3/15/24		2,980	3,782,127
5.00%, 3/15/25		2,020	2,616,870
5.00%, 3/15/26		3,575	4,702,197
5.00%, 3/15/27		2,550	3,317,601
5.00%, 3/15/28		2,620	3,399,371
New York Transportation Development Corp. RB:
5.00%, 7/01/41		890	1,027,443
5.00%, 7/01/46		4,695	5,412,772
5.25%, 1/01/50		3,290	3,851,471
North Carolina Medical Care Commission RB, 5.00%, 6/01/40		305	373,817
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		2,790	4,064,584
Orange County Sanitation District RB, 5.00%, 2/01/34		1,000	1,250,890
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,182,670
5.00%, 12/31/38		320	380,112
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		1,025	1,226,812
4.96%, 8/01/46		1,970	2,448,099
4.93%, 10/01/51		1,045	1,291,202
Public Power Generation Agency RB, 5.00%, 1/01/34		35	43,331
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		2,860	4,130,298

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
State of California GO:
5.00%, 9/01/27	USD	4,010	$5,248,208
5.00%, 9/01/32		815	1,045,873
7.50%, 4/01/34		2,210	3,352,216
4.99%, 4/01/39		1,550	1,678,340
7.55%, 4/01/39		3,715	5,878,245
7.30%, 10/01/39		820	1,240,890
7.35%, 11/01/39		1,650	2,509,122
7.60%, 11/01/40		6,115	9,891,624
State of Georgia GO:
5.00%, 7/01/23 (o)		4,165	5,249,233
5.00%, 7/01/24 (o)		6,090	7,852,141
5.00%, 2/01/26 (o)		1,945	2,586,578
5.00%, 7/01/26 (o)		855	1,144,640
5.00%, 2/01/29 (o)		955	1,248,529
State of Hawaii GO:
5.00%, 4/01/19		1,545	1,722,211
5.00%, 4/01/20		1,545	1,779,763
5.00%, 4/01/21		1,545	1,830,748
5.00%, 4/01/22		1,545	1,876,155
5.00%, 4/01/23		1,545	1,922,181
State of Illinois GO, 5.10%, 6/01/33		8,190	7,861,991
State of Maryland GO:
5.00%, 6/01/21		1,630	1,950,735
5.00%, 6/01/22		1,630	2,000,955
5.00%, 6/01/23		1,630	2,051,290
5.00%, 6/01/24		1,630	2,098,967
State of Nevada Highway Improvement Revenue RB:
5.00%, 12/01/27		1,590	2,071,007
5.00%, 12/01/28		750	974,370
State of New Jersey GO:
5.00%, 6/01/27		1,000	1,224,810
5.00%, 6/01/32		1,500	1,807,440
State of North Carolina GO:
5.00%, 6/01/24		2,150	2,768,577
5.00%, 6/01/25		3,500	4,599,910
5.00%, 6/01/25		2,080	2,733,661
5.00%, 6/01/26		3,500	4,681,705
5.00%, 6/01/27		2,500	3,320,175
State of Ohio GO:
5.00%, 12/15/23		2,690	3,402,689
5.00%, 9/15/24		2,000	2,565,760
5.00%, 12/15/24		1,895	2,441,707
State of Washington GO:
5.00%, 8/01/25 (o)		1,710	2,211,355
5.00%, 8/01/26 (o)		1,710	2,244,546
5.00%, 8/01/27 (o)		1,710	2,223,051
5.00%, 7/01/28		1,280	1,616,563
5.00%, 8/01/28 (o)		2,000	2,593,980
5.00%, 8/01/29 (o)		2,000	2,583,340
5.00%, 8/01/30 (o)		2,000	2,573,080
5.00%, 8/01/31 (o)		2,000	2,562,520
5.00%, 8/01/32 (o)		2,000	2,552,020
State of Wisconsin GO, 5.00%, 5/01/34		2,355	2,952,723
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		1,640	1,909,386
Tobacco Settlement Finance Authority RB, 7.47%, 6/01/47		3,055	2,920,122
Tobacco Settlement Financing Corp. RB, 6.71%, 6/01/46		3,325	2,808,594
University of Arizona RB, 5.00%, 8/01/39		1,285	1,567,186
University of California RB, 4.86%, 5/15/12		1,415	1,577,513
Virginia Public School Authority RB, 5.00%, 8/01/25		1,045	1,374,645
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		3,420	4,090,491

Taxable Municipal Bonds		Par (000)	Value
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19	USD	895	$996,511
5.00%, 6/01/20		965	1,107,241
5.00%, 6/01/21		960	1,128,557
5.00%, 6/01/22		1,050	1,259,832
5.00%, 6/01/23		870	1,061,269
5.00%, 6/01/24		935	1,162,448
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39		1,250	1,472,425
Total Taxable Municipal Bonds — 4.2%			402,974,793

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.1%
Fannie Mae, 6.63%, 11/15/30		1,450	2,221,602
Freddie Mac:
3.75%, 3/27/19		3,650	3,940,817
4.88%, 6/13/18		4,300	4,647,388

			10,809,807
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		9	9,159
Series 2013-C01, Class M2, 5.70%, 10/25/23 (b)		5,505	5,828,235
Series 2016-C02, Class 1M2, 6.44%, 9/25/28 (b)		640	676,354

			6,513,748
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		3,223	3,873,822
Series 2015-M10, Class A2, 3.09%, 4/25/27 (b)		1,000	1,085,830
Freddie Mac:
Series K050, Class A2, 3.33%, 8/25/25 (b)		3,700	4,078,823
Series K052, Class A2, 3.15%, 11/25/25		1,882	2,044,248
Series K055, Class A2, 2.67%, 3/25/26		2,520	2,638,890

			13,721,613
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45		10,938	787,090
Series 2015-152, Class PI, 4.00%, 10/20/45		4,438	341,985
Series 2015-176, Class IO, 4.00%, 11/20/45		1,221	93,183
Series 2016-82, Class IM, 4.00%, 2/01/46		1,200	111,375

			1,333,633
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.43%, 1/25/22 (b)		11,823	1,035,053
Series 2014-M13, Class X2, 0.24%, 2/25/24 (b)		126,262	1,370,562
Series 2015-M4, Class X2, 0.66%, 7/25/22 (b)		42,012	1,133,053
Freddie Mac:
Series K038, Class X1, 1.35%, 3/25/24 (b)		10,228	741,958

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K049, Class X1, 0.74%, 7/25/25 (b)	USD	8,837	$394,661
Series K055, Class X1, 1.37%, 3/25/26 (b)		24,969	2,616,769
Series K718, Class X1, 0.77%, 1/25/22 (b)		6,073	184,316
Series K721, Class X1, 0.46%, 8/25/22 (b)		12,897	235,532
Ginnie Mae:
Series 2012-120, Class IO, 0.90%, 2/16/53 (b)		20,719	1,265,306
Series 2014-40, Class AI, 1.00%, 2/16/39		13,262	371,991
Series 2014-52, Class AI, 0.83%, 8/16/41		9,874	275,979
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)		9,540	795,994

			10,421,174
Mortgage-Backed Securities — 66.4%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		2,445	2,558,428
2.50%, 9/01/29-7/01/31 (p)		222,309	230,033,913
3.00%, 11/01/26-7/01/46		910,938	951,856,661
3.16%, 12/01/40 (b)		1,954	2,057,219
3.50%, 6/01/20-7/01/46 (p)		1,330,128	1,410,047,182
4.00%, 1/01/25-7/01/46 (p)		932,696	1,002,031,476
4.50%, 2/01/25-7/01/46 (p)		243,483	266,319,323
5.00%, 5/01/23-7/01/46 (p)		97,199	108,178,661
5.50%, 12/01/32-4/01/41		43,165	48,940,048
6.00%, 2/01/34-7/01/46 (p)		27,800	31,917,894
6.50%, 5/01/40-7/01/46 (p)		9,958	11,532,624
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/29-7/01/31 (p)		46,281	47,932,086
2.91%, 6/01/42 (b)		2,434	2,518,025
3.00%, 7/01/26-7/01/46 (p)		158,725	165,780,417
3.50%, 9/01/25-7/01/46 (p)(q)		443,894	470,608,151
4.00%, 8/01/40-7/01/46 (p)		149,866	160,747,736
4.50%, 2/01/39-7/01/46 (p)		49,162	53,763,949
5.00%, 7/01/35-7/01/46 (p)		33,285	36,847,061
5.50%, 10/01/39-7/01/46 (p)		17,402	19,434,971
6.00%, 7/01/46 (p)		7,800	8,868,507
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		808	840,979
3.00%, 7/15/46 (p)		142,686	149,176,067
3.50%, 12/20/41-7/15/46 (p)		470,989	499,887,412
4.00%, 9/20/40-7/15/46 (p)		495,006	529,247,477
4.50%, 8/20/38-7/15/46		89,789	97,287,565
5.00%, 12/15/38-7/15/46		40,189	44,235,279
5.50%, 7/15/46 (p)		5,800	6,356,437

			6,359,005,548
Total U.S. Government Sponsored Agency Securities — 66.9%			6,401,805,523

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.88%, 8/15/45		120,733	135,569,999
3.00%, 11/15/45		128,547	147,808,997
2.50%, 2/15/46-5/15/46		101,602	105,801,829
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46		4,967	5,362,645
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		108,975	111,650,020
0.63%, 1/15/26 (r)		96,451	101,565,688

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.75%, 2/28/18-2/15/19 (k)(r)	USD	530,246	$531,467,412
0.88%, 3/31/18-5/15/19 (k)		477,004	479,306,701
1.00%, 3/15/19		290,485	292,947,441
1.13%, 2/28/21-6/30/21 (k)(r)		265,639	267,471,311
1.25%, 3/31/21 (k)		258,571	261,581,025
1.38%, 4/30/21 (k)		147,195	149,736,469
1.50%, 2/28/23-3/31/23		302,280	306,654,664
1.63%, 4/30/23-2/15/26 (k)		108,441	110,197,475
2.00%, 8/15/25		91,051	95,187,447
2.25%, 11/15/25		88,688	94,619,010
U.S. Treasury Strips, 0.00%, 5/15/36 (i)(k)		14,105	9,192,243
Total U.S. Treasury Obligations — 33.5%			3,206,120,376
Total Long-Term Investments (Cost — $14,547,395,994) — 154.3%			14,766,923,524

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 2.6%
Barclays Bank PLC, (1.60)%(s), Open (t) (Purchased on 1/14/16 to be repurchased at EUR 100,187, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 100,000 and $115,692, respectively)	EUR	101	112,004
Barclays Bank PLC, (0.95)%, Open (t) (Purchased on 6/27/16 to be repurchased at EUR 16,198,558, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 12,300,000 and $17,816,013, respectively)		16,199	17,977,375
Barclays Bank PLC, (0.68)%, Open (t) (Purchased on 6/01/16 to be repurchased at EUR 10,767,589, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 8,190,000 and $11,862,857, respectively)		10,773	11,955,706
Barclays Bank PLC, (0.52)%, Open (t) (Purchased on 6/01/16 to be repurchased at EUR 10,769,117, collateralized by Buoni Poliennali Del Tesoro, 2.15% due at 12/15/21, par and fair value of EUR 9,820,000 and $11,887,769, respectively)		10,773	11,955,914
Barclays Capital, Inc., 0.30%, 7/1/16 (Purchased on 6/30/16 to be repurchased at $37,520,488, collateralized by U.S. Treasury Notes, 1.00% due at 6/15/19, par and fair value of USD 37,380,000 and $37,565,442, respectively)	USD	37,520	37,520,175
Citigroup Global Markets Limited, (1.75)%, Open (t) (Purchased on 1/12/16 to be repurchased at $535,217, collateralized by Bank of Communications Co. Ltd., 5.00% (l), par and fair value of USD 500,000 and $502,400, respectively)		540	539,650
Citigroup Global Markets, Inc., (0.25)%, Open (t) (Purchased on 2/08/16 to be repurchased at $708,041, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 700,000 and $739,375, respectively)		709	708,750

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (s)
Citigroup Global Markets, Inc., 0.05%, Open (t) (Purchased on 1/26/16 to be repurchased at $1,982,307, collateralized by Eaton Corp., 4.15% due at 11/02/42, par and fair value of USD 2,100,000 and $2,261,813, respectively)	USD	1,982	$1,981,875
Citigroup Global Markets, Inc., 0.10%, Open (t) (Purchased on 2/08/16 to be repurchased at $7,846,637, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 8,300,000 and $8,707,422, respectively)		7,844	7,843,500
Citigroup Global Markets, Inc., 0.55%, 7/1/16 (Purchased on 6/30/16 to be repurchased at $4,548,498, collateralized by U.S. Treasury Notes, 1.38% due at 5/31/21, par and fair value of USD 4,470,200 and $4,550,699, respectively)		4,548	4,548,429
Credit Suisse Securities (USA) LLC, 0.61%, Open (t) (Purchased on 5/06/16 to be repurchased at $59,084,011, collateralized by U.S. Treasury Notes, 0.75% due at 4/30/18, par and fair value of USD 59,028,000 and $59,198,650, respectively)		59,028	59,028,000
Credit Suisse Securities (USA) LLC, 0.65%, 7/1/16 (Purchased on 6/30/16 to be repurchased at $5,889,655, collateralized by U.S. Treasury Notes, 1.38% due at 1/31/21, par and fair value of USD 5,767,000 and $5,869,047, respectively)		5,890	5,889,549
Deutsche Bank Securities, Inc., 0.35%, 7/6/16 (Purchased on 6/03/16 to be repurchased at $9,013,291, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 13,601,000 and $9,424,854, respectively)		9,011	9,010,663
Deutsche Bank Securities, Inc., 0.76%, Open (t) (Purchased on 5/05/16 to be repurchased at $3,503,393, collateralized by U.S. Treasury Notes, 1.75% due at 1/31/23, par and fair value of USD 3,439,000 and $3,544,588, respectively)		3,499	3,499,183
J.P. Morgan Securities LLC, 0.00%, 7/1/16 (Purchased on 6/30/16 to be repurchased at $48,760,194, collateralized by U.S. Treasury Notes, 1.63% due at 5/15/26, par and fair value of USD 48,039,600 and $48,626,980, respectively)		48,760	48,760,194
J.P. Morgan Securities PLC, (1.85)%, Open (t) (Purchased on 3/17/16 to be repurchased at EUR 286,641, collateralized by Thomas Cook Finance PLC, 6.75% due at 6/15/21, par and fair value of EUR 260,000 and $267,184, respectively)	EUR	288	319,777
J.P. Morgan Securities PLC, (1.60)%, Open (t) (Purchased on 4/07/16 to be repurchased at EUR 328,364, collateralized by Solvay SA, 1.63% due at 12/02/22, par and fair value of EUR 300,000 and $351,365, respectively)		330	365,769
J.P. Morgan Securities PLC, (1.30)%, Open (t) (Purchased on 1/21/16 to be repurchased at EUR 208,277, collateralized by Solvay SA, 1.63% due at 12/02/22, par and fair value of EUR 200,000 and $234,243, respectively)		209	232,463

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (s)
J.P. Morgan Securities PLC, (1.05)%, Open (t) (Purchased on 2/16/16 to be repurchased at EUR 105,529, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 100,000 and $116,895, respectively)	EUR	106	$117,574
J.P. Morgan Securities PLC, (0.75)%, Open (t) (Purchased on 4/07/16 to be repurchased at $557,972, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (l), par and fair value of USD 500,000 and $521,165, respectively)	USD	559	558,950
RBC Capital Markets, LLC, (0.38)%, Open (t) (Purchased on 5/02/16 to be repurchased at $3,102,100, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 3,200,000 and $3,159,011, respectively)		3,104	3,104,000
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 1/22/16 to be repurchased at $3,171,837, collateralized by Praxair, Inc., 3.20% due at 1/30/26, par and fair value of USD 3,100,000 and $3,351,041, respectively)		3,170	3,169,750
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 1/27/16 to be repurchased at $2,869,364, collateralized by Exxon Mobil Corp., 3.57% due at 3/06/45, par and fair value of USD 3,100,000 and $3,208,469, respectively)		2,868	2,867,500
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 12/17/15 to be repurchased at $2,520,807, collateralized by Chevron Corp., 3.33% due at 11/17/25, par and fair value of USD 2,500,000 and $2,671,900, respectively)		2,519	2,518,750
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 12/17/15 to be repurchased at $2,533,317, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, par and fair value of USD 2,500,000 and $2,686,760, respectively)		2,531	2,531,250
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 2/26/16 to be repurchased at $2,696,381, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 2,800,000 and $3,253,522, respectively)		2,695	2,695,000
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 5/05/16 to be repurchased at $1,410,811, collateralized by Caterpillar, Inc., 3.80% due at 8/15/42, par and fair value of USD 1,400,000 and $1,426,571, respectively)		1,411	1,410,500
RBC Capital Markets, LLC, 0.15%, Open (t) (Purchased on 6/20/16 to be repurchased at $5,436,204, collateralized by Freeport- McMoRan, Inc., 5.45% due at 3/15/43, par and fair value of USD 7,200,000 and $5,778,000, respectively)		5,436	5,436,000

			246,658,250

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (u)		15,916,146	15,916,146

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Money Market Funds		Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (m)(u)(v)		80,589	$80,589,469
Total Money Market Funds — 1.0%			96,505,615
Total Short-Term Securities (Cost — $343,137,560) — 3.6%			343,163,865

Options Purchased			Value
(Cost — $16,891,290) — 0.1%			9,303,842
Total Investments Before TBA Sale Commitments, Options Written, Borrowed Bonds and Investments Sold Short (Cost — $14,907,424,844*) — 158.0%			15,119,391,231

TBA Sale Commitments (p)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/31	USD	325,934	(336,998,329)
3.00%, 7/01/31-7/01/46		944,308	(981,770,952)
3.50%, 7/01/31-7/01/46		807,737	(853,292,976)
4.00%, 7/01/46		321,652	(344,862,022)
4.50%, 7/01/46		170,170	(185,750,306)
5.00%, 7/01/46		57,159	(63,501,525)
5.50%, 7/01/46		9,592	(10,782,008)
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/31		2,513	(2,598,716)
3.00%, 7/01/46		13,792	(14,297,533)
3.50%, 7/01/46		174,284	(183,733,469)
4.00%, 7/01/46		38,200	(40,885,938)
5.00%, 7/01/46		5,767	(6,366,028)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/46		208,199	(220,975,687)
4.00%, 7/15/46		233,213	(249,282,822)
5.00%, 7/15/46		5,000	(5,563,121)
Total TBA Sale Commitments (Proceeds — $3,481,262,335) — (36.6)%			(3,500,661,432)

Options Written			Value
(Premiums Received — $9,497,027) — (0.1)%			(6,747,335)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.4)%
Bank of Communications Co. Ltd., 5.00% (b)(l)		500	(502,400)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		2,800	(3,253,522)
Caterpillar, Inc.,
3.40%, 5/15/24		2,500	(2,686,760)
3.80%, 8/15/42		1,400	(1,426,571)
Chevron Corp., 3.33%, 11/17/25		2,500	(2,671,900)
Eaton Corp., 4.15%, 11/02/42		2,100	(2,261,813)
Exxon Mobil Corp., 3.57%, 3/06/45		3,100	(3,208,469)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	USD	7,200	$(5,778,000)
Grupo Antolin Dutch BV, 5.13%, 6/30/22	EUR	100	(115,692)
Praxair, Inc., 3.20%, 1/30/26	USD	3,100	(3,351,041)
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		3,200	(3,159,011)
Shell International Finance BV, 3.25%, 5/11/25		8,300	(8,707,422)
Solvay SA, 1.63%, 12/02/22	EUR	500	(585,608)
Syngenta Finance NV, 1.88%, 11/02/21		100	(116,895)
Thomas Cook Finance PLC, 6.75%, 6/15/21		260	(267,184)
T-Mobile USA, Inc., 6.84%, 4/28/23	USD	700	(739,375)

			(38,831,663)
Foreign Agency Obligations — 0.0%
Industrial & Commercial Bank of China Ltd., 6.00% (b)(l)		500	(521,165)

			(521,165)
Foreign Government Obligations — (0.4)%
Buoni Poliennali Del Tesoro, 2.15%, 12/15/21	EUR	9,820	(11,887,769)
Kingdom of Spain, 5.85%, 1/31/22		20,490	(29,678,870)
U.S. Treasury Obligations — (1.8)%
U.S. Treasury Notes:
0.75%, 4/30/18	USD	59,028	(59,198,650)
0.88%, 6/15/19		37,380	(37,565,442)
1.38%, 1/31/21-5/31/21		10,237	(10,419,746)
1.75%, 1/31/23		3,439	(3,544,588)
1.63%, 5/15/26		48,040	(48,626,980)
U.S. Treasury Strips, 0.00%, 2/15/36 (i)		13,601	(9,424,854)

			(168,780,260)
Total Borrowed Bonds (Proceeds — $242,889,624) — (2.6)%			(249,699,727)

Investments Sold Short
U.S. Treasury Obligations — (0.2)%
U.S. Treasury Notes		18,100	(18,321,309)
Total Investments Sold Short (Proceeds — $18,358,030) — (0.2)%			(18,321,309)
Total Investments Net of TBA Sale Commitments, Options Written, Borrowed Bonds and Investments Sold Short — 118.5%			11,343,961,428
Liabilities in Excess of Other Assets — (18.5)%			(1,771,754,880)

Net Assets — 100.0%			$9,572,206,548

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Notes to Consolidated Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,927,348,302

Gross unrealized appreciation	$261,813,955
Gross unrealized depreciation	(69,771,026)

Net unrealized appreciation	$192,042,929

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Security, or a portion of security, is on loan.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(l)	Perpetual security with no stated maturity date.

(m)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2015	Par/Shares/ Beneficial Interest Purchased	Par/Shares Sold	Par/Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Loss / Capital Gain
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 7,237	—	$ (217)	$ 7,020	$ 6,576	$ 51	$ 1
BlackRock Liquidity Funds, TempFund, Institutional Class	—	15,916,146[1]	—	15,916,146	15,916,146	43,724	645
BlackRock Liquidity Series, LLC, Money Market Series	—	$80,589,469[1]	—	$80,589,469	80,589,469	157,394[2]	—
iShares iBoxx $ High Yield Corporate Bond ETF	424,587	3,340,249	(2,706,343)	1,058,493	89,643,772	3,586,204	(5,966,052)
iShares U.S. Preferred Stock ETF	—	1,100,000	(550,000)	550,000	21,939,500	508,728	445,798
Total					$208,095,463	$4,296,101	$(5,519,608)

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	When-issued security.

(p)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(173,666,690)	$(1,673,445)
BNP Paribas Securities Corp.	$ 11,256,205	$ 54,932
Citigroup Global Markets, Inc.	$ 82,382,161	$ 598,047
Credit Suisse Securities (USA) LLC	$ 314,639,066	$ 2,484,652
Daiwa Capital Markets America, Inc.	$ 56,160,051	$ 431,895
Deutsche Bank Securities, Inc.	$ (21,266,821)	$ (388,792)
Goldman Sachs & Co.	$(261,190,770)	$(3,778,210)
J.P. Morgan Securities LLC	$ 93,348,597	$ (354,910)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 22,497,819	$ (325,495)
Morgan Stanley & Co. LLC	$ 125,115,141	$ 352,563
Nomura Securities International, Inc.	$ (25,283,098)	$ (294,470)
RBC Capital Markets, LLC	$ (2,141,476)	$ (170,055)
Wells Fargo Securities, LLC	$ 40,017,889	$ 176,785

(q)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(r)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(s)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(t)	The amount to be repurchased assumes the maturity will be the day after the period end.

(u)	Current yield as of period end.

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(v)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

   Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(1.00%)	11/23/15	Open	$349,375	$347,240	Corporate Bonds	Open/Demand[1]
Credit Agricole Corporate and Investment Bank S.A.	0.39%	5/02/16	Open	59,700,000	59,738,805	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate and Investment Bank S.A.	0.43%	5/17/16	Open	40,250,000	40,271,634	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate and Investment Bank S.A.	0.31%	5/23/16	Open	180,000,000	180,060,450	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.47%	6/03/16	7/06/16	8,797,994	8,800,865	U.S. Treasury Obligations	Up to 30 Days
Nomura Securities International, Inc.	0.40%	6/08/16	Open	249,375,000	249,438,729	U.S. Treasury Obligations	Open/Demand[1]
Nomura Securities International, Inc.	0.43%	6/09/16	Open	24,968,750	24,975,311	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.46%	6/28/16	Open	38,190,000	38,191,464	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.70%	6/28/16	Open	101,375,000	101,380,914	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.70%	6/29/16	7/01/16	202,175,750	202,179,681	U.S. Treasury Obligations	Overnight
RBC Capital Markets, LLC	—	6/29/16	Open	433,550	433,550	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.90%	6/30/16	7/01/16	145,906,250	145,909,898	U.S. Treasury Obligations	Overnight
Amherst Pierport Securities LLC	0.15%	6/30/16	7/01/16	99,773,465	99,773,881	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.73%	6/30/16	7/01/16	191,420,850	191,424,732	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.67%	6/30/16	7/01/16	100,851,500	100,853,377	U.S. Treasury Obligations	Overnight
Total				$1,443,567,484	$1,443,780,531

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

   Futures Contracts

Contracts Long/ (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
162	CBOE Volatility Index	August 2016	USD	2,968,650	$(130,365)
	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR
192	165.50	August 2016	USD	59,660	(34,279)
201	Canadian Government Bonds (10 Year)	September 2016	USD	23,031,882	226,608
(568)	Euro-Bobl	September 2016	USD	84,213,517	(600,490)
(659)	Euro-BTP Italian Government Bond	September 2016	USD	104,294,740	(965,753)
(760)	Euro-Bund	September 2016	USD	140,951,282	(897,060)
	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR
(196)	157	September 2016	USD	4,350	73,763
	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR
96	160	September 2016	USD	7,458	(79,996)
	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR
(200)	161.50	September 2016	USD	28,854	99,683
	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR
200	163	September 2016	USD	55,488	(162,220)
(9)	Euro-Schatz	September 2016	USD	1,119,282	(2,705)
(43)	Long Gilt British	September 2016	USD	7,355,288	(342,989)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Contracts Long/ (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(5)	Nikkei 225 Index	September 2016	USD	753,886	$ (16,965)
(160)	S&P 500 E-Mini Index	September 2016	USD	16,721,600	(158,577)
694	U.S. Treasury Bonds (30 Year)	September 2016	USD	119,606,563	6,352,042
(1,912)	U.S. Treasury Notes (10 Year)	September 2016	USD	254,266,125	172,070
1,861	U.S. Treasury Notes (2 Year)	September 2016	USD	408,169,642	2,377,763
263	U.S. Treasury Notes (5 Year)	September 2016	USD	32,129,149	(6,499)
10	U.S. Ultra Treasury Bonds	September 2016	USD	1,863,750	(6,563)
(125)	WTI Light Sweet Crude Oil	September 2016	USD	6,126,250	172,124
(168)	Euro Dollar	December 2016	USD	41,716,500	(126,098)
130	WTI Light Sweet Crude Oil	December 2016	USD	6,580,600	(141,151)
(517)	Euro Dollar	March 2018	USD	128,131,988	(372,411)
Total					$5,429,932

[1]	All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,600,000	USD	1,787,416	Bank of America N.A.	7/01/16	$ (11,742)
EUR	1,720,000	USD	1,895,077	Barclays Bank PLC	7/01/16	13,772
EUR	2,290,000	USD	2,517,855	Barclays Bank PLC	7/01/16	23,579
EUR	3,430,000	USD	3,787,663	Citibank N.A.	7/01/16	18,938
EUR	2,290,000	USD	2,530,290	Deutsche Bank AG	7/01/16	11,144
GBP	1,200,000	USD	1,729,152	Barclays Bank PLC	7/01/16	(131,630)
TRY	5,815,169	USD	1,960,000	BNP Paribas S.A.	7/01/16	61,109
TRY	28,214,623	USD	9,700,000	Deutsche Bank AG	7/01/16	106,222
TRY	1,451,589	USD	490,000	HSBC Bank PLC	7/01/16	14,512
TRY	28,174,445	USD	9,700,000	Morgan Stanley & Co. International PLC	7/01/16	92,258
USD	10,719,541	EUR	9,730,000	Barclays Bank PLC	7/01/16	(78,778)
USD	1,787,926	EUR	1,600,000	Goldman Sachs International	7/01/16	12,252
USD	1,747,884	GBP	1,200,000	Barclays Bank PLC	7/01/16	150,362
USD	19,400,000	TRY	56,946,372	Morgan Stanley & Co. International PLC	7/01/16	(392,176)
USD	2,450,000	TRY	7,191,681	Morgan Stanley & Co. International PLC	7/01/16	(49,527)
AUD	13,400,694	USD	10,000,000	Credit Suisse International	7/05/16	(7,649)
BRL	5,314,354	USD	1,539,500	Goldman Sachs International	7/05/16	112,207
BRL	7,845,761	USD	2,198,000	Goldman Sachs International	7/05/16	240,471
BRL	9,541,640	USD	2,630,000	Goldman Sachs International	7/05/16	335,553
BRL	20,445,810	USD	5,671,200	HSBC Bank PLC	7/05/16	683,381
BRL	5,391,329	USD	1,539,500	JPMorgan Chase Bank N.A.	7/05/16	136,131
BRL	10,440,889	USD	3,252,816	Morgan Stanley & Co. International PLC	7/05/16	(7,776)
BRL	10,468,600	USD	3,079,000	Morgan Stanley & Co. International PLC	7/05/16	174,653
BRL	634,121	USD	175,852	Royal Bank of Scotland PLC	7/05/16	21,234
BRL	7,902,390	USD	2,186,000	Royal Bank of Scotland PLC	7/05/16	270,072
CAD	3,218,005	USD	2,475,000	Deutsche Bank AG	7/05/16	15,863
CAD	24,807,892	USD	19,080,000	Deutsche Bank AG	7/05/16	122,292
CAD	12,983,700	USD	10,000,000	Royal Bank of Scotland PLC	7/05/16	49,898
COP	5,285,016,720	USD	1,749,600	Credit Suisse International	7/05/16	57,635
EUR	9,005,845	USD	10,000,000	Credit Suisse International	7/05/16	(3,847)
EUR	2,217,708	USD	2,450,000	Morgan Stanley & Co. International PLC	7/05/16	11,573

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,450,000	USD	2,706,675	Morgan Stanley & Co. International PLC	7/05/16	$ 12,734
EUR	17,560,623	USD	19,400,000	Morgan Stanley & Co. International PLC	7/05/16	91,639
EUR	19,400,000	USD	21,432,448	Morgan Stanley & Co. International PLC	7/05/16	100,833
GBP	14,145,911	USD	19,400,000	JPMorgan Chase Bank N.A.	7/05/16	(567,329)
GBP	1,786,468	USD	2,450,000	JPMorgan Chase Bank N.A.	7/05/16	(71,647)
JPY	1,986,783,100	USD	19,400,000	Goldman Sachs International	7/05/16	(157,327)
JPY	250,908,175	USD	2,450,000	Goldman Sachs International	7/05/16	(19,869)
MXN	76,043,110	USD	4,384,000	JPMorgan Chase Bank N.A.	7/05/16	(226,670)
MXN	102,877,241	USD	5,621,400	JPMorgan Chase Bank N.A.	7/05/16	2,971
RUB	131,305,815	USD	1,980,000	BNP Paribas S.A.	7/05/16	70,572
RUB	32,840,627	USD	495,000	Citibank N.A.	7/05/16	17,864
RUB	603,786,110	USD	9,360,000	Société Générale	7/05/16	69,186
RUB	627,794,291	USD	9,720,000	Société Générale	7/05/16	84,116
SEK	20,909,282	USD	2,450,000	BNP Paribas S.A.	7/05/16	21,889
SEK	165,567,379	USD	19,400,000	BNP Paribas S.A.	7/05/16	173,323
USD	4,094,015	AUD	5,565,129	Deutsche Bank AG	7/05/16	(55,674)
USD	2,942,120	AUD	4,000,816	Goldman Sachs International	7/05/16	(41,125)
USD	2,963,865	AUD	4,027,751	Goldman Sachs International	7/05/16	(39,465)
USD	11,047,290	BRL	36,953,183	Goldman Sachs International	7/05/16	(437,801)
USD	1,813,762	BRL	6,600,280	Goldman Sachs International	7/05/16	(237,612)
USD	3,079,000	BRL	10,299,255	Goldman Sachs International	7/05/16	(122,020)
USD	3,079,000	BRL	10,440,889	Morgan Stanley & Co. International PLC	7/05/16	(166,040)
USD	3,261,449	BRL	10,468,600	Morgan Stanley & Co. International PLC	7/05/16	7,797
USD	197,558	BRL	634,121	Royal Bank of Scotland PLC	7/05/16	472
USD	2,461,957	BRL	7,902,390	Royal Bank of Scotland PLC	7/05/16	5,885
USD	495,000	CAD	642,738	JPMorgan Chase Bank N.A.	7/05/16	(2,505)
USD	10,000,000	CAD	13,063,900	Royal Bank of Canada	7/05/16	(111,976)
USD	9,720,000	CAD	12,432,492	Royal Bank of Scotland PLC	7/05/16	96,758
USD	1,980,000	CAD	2,596,364	State Street Bank and Trust Co.	7/05/16	(29,689)
USD	9,360,000	CAD	12,000,587	State Street Bank and Trust Co.	7/05/16	71,070
USD	1,749,600	COP	5,497,925,544	Credit Suisse International	7/05/16	(130,440)
USD	9,700,000	EUR	8,573,896	Citibank N.A.	7/05/16	183,295
USD	490,000	EUR	437,679	Goldman Sachs International	7/05/16	4,192
USD	21,484,418	EUR	19,400,000	Morgan Stanley & Co. International PLC	7/05/16	(48,862)
USD	2,713,238	EUR	2,450,000	Morgan Stanley & Co. International PLC	7/05/16	(6,171)
USD	9,700,000	EUR	8,590,362	Morgan Stanley & Co. International PLC	7/05/16	165,017
USD	10,000,000	EUR	9,053,100	State Street Bank and Trust Co.	7/05/16	(48,605)
USD	1,960,000	EUR	1,755,888	State Street Bank and Trust Co.	7/05/16	11,030
USD	1,960,000	GBP	1,333,195	Barclays Bank PLC	7/05/16	185,097
USD	490,000	GBP	334,408	HSBC Bank PLC	7/05/16	44,797
USD	9,700,000	GBP	6,596,813	HSBC Bank PLC	7/05/16	917,561
USD	9,700,000	GBP	6,600,377	Northern Trust Corp.	7/05/16	912,815
USD	9,700,000	JPY	1,011,791,868	Citibank N.A.	7/05/16	(99,550)
USD	490,000	JPY	53,710,649	Citibank N.A.	7/05/16	(30,206)
USD	1,960,000	JPY	215,762,876	HSBC Bank PLC	7/05/16	(129,737)
USD	9,700,000	JPY	1,014,696,145	Morgan Stanley & Co. International PLC	7/05/16	(127,679)
USD	4,754,400	MXN	88,348,163	Citibank N.A.	7/05/16	(75,656)
USD	2,192,000	MXN	39,880,590	Goldman Sachs International	7/05/16	11,700

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,059,000	MXN	55,982,759	JPMorgan Chase Bank N.A.	7/05/16	$ (1,617)
USD	21,555,000	RUB	1,417,241,250	Morgan Stanley & Co. International PLC	7/05/16	(608,008)
USD	1,960,000	SEK	16,254,411	Barclays Bank PLC	7/05/16	38,409
USD	9,700,000	SEK	80,300,706	Barclays Bank PLC	7/05/16	206,876
USD	9,700,000	SEK	79,990,633	Deutsche Bank AG	7/05/16	243,533
USD	490,000	SEK	4,056,656	Morgan Stanley & Co. International PLC	7/05/16	10,423
BRL	1,774,290	USD	490,000	Credit Suisse International	7/06/16	61,273
BRL	7,037,968	USD	1,960,000	Credit Suisse International	7/06/16	226,703
BRL	32,810,250	USD	9,700,000	Goldman Sachs International	7/06/16	494,173
BRL	32,926,650	USD	9,700,000	Royal Bank of Scotland PLC	7/06/16	530,339
COP	13,046,325,000	USD	4,415,000	BNP Paribas S.A.	7/06/16	45,184
COP	13,172,152,500	USD	4,415,000	BNP Paribas S.A.	7/06/16	88,201
COP	1,503,320,000	USD	490,000	Credit Suisse International	7/06/16	23,944
COP	6,025,040,000	USD	1,960,000	Credit Suisse International	7/06/16	99,798
COP	15,755,642,000	USD	5,285,000	Credit Suisse International	7/06/16	101,426
COP	15,622,460,000	USD	5,285,000	HSBC Bank PLC	7/06/16	55,895
EUR	2,708,051	RUB	194,627,652	Deutsche Bank AG	7/06/16	(32,675)
EUR	2,500,000	USD	2,805,099	State Street Bank and Trust Co.	7/06/16	(30,087)
GBP	1,000,000	USD	1,343,840	Morgan Stanley & Co. International PLC	7/06/16	(12,513)
MXN	43,233,264	USD	2,338,881	Citibank N.A.	7/06/16	24,484
MXN	44,970,918	USD	2,492,421	HSBC Bank PLC	7/06/16	(34,065)
MXN	49,059,803	USD	2,637,000	Morgan Stanley & Co. International PLC	7/06/16	44,876
MXN	16,062,209	USD	869,000	State Street Bank and Trust Co.	7/06/16	9,048
MXN	40,050,613	USD	2,149,895	UBS AG	7/06/16	39,490
RUB	205,310,915	EUR	2,708,051	Deutsche Bank AG	7/06/16	199,467
RUB	181,221,350	USD	2,719,000	Deutsche Bank AG	7/06/16	110,318
RUB	183,260,600	USD	2,719,000	Deutsche Bank AG	7/06/16	142,156
USD	19,400,000	BRL	66,930,000	Morgan Stanley & Co. International PLC	7/06/16	(1,395,209)
USD	2,450,000	BRL	8,452,500	Morgan Stanley & Co. International PLC	7/06/16	(176,199)
USD	26,700	CAD	35,000	Citibank N.A.	7/06/16	(392)
USD	195,008	CAD	254,000	Royal Bank of Canada	7/06/16	(1,599)
USD	3,430,000	COP	10,238,550,000	BNP Paribas S.A.	7/06/16	(70,282)
USD	435,000	COP	1,298,475,000	BNP Paribas S.A.	7/06/16	(8,913)
USD	8,585,000	COP	25,732,593,150	Credit Suisse International	7/06/16	(212,275)
USD	1,085,000	COP	3,252,168,150	Credit Suisse International	7/06/16	(26,828)
USD	3,440,000	COP	10,285,600,000	HSBC Bank PLC	7/06/16	(76,368)
USD	435,000	COP	1,300,650,000	HSBC Bank PLC	7/06/16	(9,657)
USD	3,945,000	COP	11,775,825,000	Royal Bank of Scotland PLC	7/06/16	(80,835)
USD	495,000	COP	1,477,575,000	Royal Bank of Scotland PLC	7/06/16	(10,143)
USD	170,369	EUR	150,000	Bank of New York Mellon	7/06/16	3,868
USD	211,480,552	EUR	189,385,000	Barclays Bank PLC	7/06/16	1,262,338
USD	680,181	EUR	600,000	Citibank N.A.	7/06/16	14,179
USD	947,527	EUR	836,000	Citibank N.A.	7/06/16	19,563
USD	332,252	EUR	300,000	Morgan Stanley & Co. International PLC	7/06/16	(749)
USD	130,817	EUR	115,000	Morgan Stanley & Co. International PLC	7/06/16	3,166
USD	564,094	EUR	497,000	Morgan Stanley & Co. International PLC	7/06/16	12,422
USD	113,762	EUR	100,000	State Street Bank and Trust Co.	7/06/16	2,762
USD	328,692	EUR	288,000	State Street Bank and Trust Co.	7/06/16	9,010

34	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,489,489	EUR	1,320,000	State Street Bank and Trust Co.	7/06/16	$ 24,283
USD	1,023,861	EUR	900,000	State Street Bank and Trust Co.	7/06/16	24,857
USD	1,974,913	EUR	1,736,000	State Street Bank and Trust Co.	7/06/16	47,945
USD	30,577,358	GBP	20,879,000	Barclays Bank PLC	7/06/16	2,780,575
USD	176,142	GBP	122,000	Citibank N.A.	7/06/16	13,720
USD	72,894	GBP	50,000	Morgan Stanley & Co. International PLC	7/06/16	6,327
USD	1,641,860	GBP	1,129,000	Morgan Stanley & Co. International PLC	7/06/16	138,792
USD	144,586	HKD	1,123,000	State Street Bank and Trust Co.	7/06/16	(178)
USD	585,837	JPY	65,069,750	Bank of America N.A.	7/06/16	(44,406)
USD	851,314	JPY	92,891,000	Citibank N.A.	7/06/16	(48,396)
USD	586,098	JPY	65,069,750	Morgan Stanley & Co. International PLC	7/06/16	(44,145)
USD	1,173,772	JPY	130,139,500	UBS AG	7/06/16	(86,713)
USD	2,411,091	MXN	43,233,264	BNP Paribas S.A.	7/06/16	47,725
USD	2,430,846	MXN	43,587,506	BNP Paribas S.A.	7/06/16	48,116
USD	3,506,000	MXN	65,450,555	Citibank N.A.	7/06/16	(71,884)
USD	2,795,629	MXN	52,323,000	HSBC Bank PLC	7/06/16	(64,631)
USD	2,283,873	MXN	41,434,025	UBS AG	7/06/16	18,863
USD	2,719,000	RUB	178,415,342	BNP Paribas S.A.	7/06/16	(66,509)
USD	2,719,000	RUB	176,055,250	Deutsche Bank AG	7/06/16	(29,662)
MXN	48,750,535	USD	2,637,000	Goldman Sachs International	7/07/16	27,714
MXN	49,320,242	USD	2,592,800	Goldman Sachs International	7/07/16	103,054
USD	2,592,800	MXN	48,427,502	Deutsche Bank AG	7/07/16	(54,257)
USD	879,000	MXN	16,449,342	Deutsche Bank AG	7/07/16	(20,124)
USD	879,000	MXN	16,455,601	Royal Bank of Scotland PLC	7/07/16	(20,466)
USD	879,000	MXN	16,444,341	UBS AG	7/07/16	(19,851)
USD	544,613	SGD	750,000	State Street Bank and Trust Co.	7/07/16	(12,105)
EUR	9,730,000	USD	10,722,802	Barclays Bank PLC	7/08/16	78,353
EUR	570,000	USD	631,462	Deutsche Bank AG	7/08/16	1,288
EUR	1,544,602	USD	1,717,875	Goldman Sachs International	7/08/16	(3,232)
EUR	8,095,398	USD	9,004,188	Morgan Stanley & Co. International PLC	7/08/16	(17,585)
MXN	41,126,777	USD	2,224,600	Royal Bank of Scotland PLC	7/08/16	23,182
TRY	7,998,471	USD	2,701,000	BNP Paribas S.A.	7/08/16	74,098
TRY	5,398,196	USD	1,858,000	Morgan Stanley & Co. International PLC	7/08/16	14,923
USD	5,536,860	GBP	4,200,000	Citibank N.A.	7/08/16	(54,814)
USD	22,623,160	GBP	17,200,000	State Street Bank and Trust Co.	7/08/16	(276,075)
USD	2,267,312	MXN	41,126,777	State Street Bank and Trust Co.	7/08/16	19,530
USD	1,858,000	TRY	5,397,676	BNP Paribas S.A.	7/08/16	(14,743)
USD	2,701,000	TRY	8,041,531	Deutsche Bank AG	7/08/16	(89,037)
USD	2,337,608	ZAR	37,094,209	Citibank N.A.	7/08/16	(176,797)
USD	336,514	ZAR	5,342,466	Citibank N.A.	7/08/16	(25,621)
USD	5,844,020	ZAR	92,718,866	HSBC Bank PLC	7/08/16	(440,863)
ZAR	53,110,919	USD	3,469,200	BNP Paribas S.A.	7/08/16	130,886
ZAR	34,615,183	USD	2,312,800	Goldman Sachs International	7/08/16	33,566
ZAR	41,568,564	USD	2,736,142	Morgan Stanley & Co. International PLC	7/08/16	81,554
CNH	41,869,139	USD	6,273,000	BNP Paribas S.A.	7/11/16	5,961
IDR	128,816,000,000	USD	9,700,000	JPMorgan Chase Bank N.A.	7/11/16	32,809
IDR	6,690,950,000	USD	490,000	Standard Chartered Bank	7/11/16	15,541
IDR	128,845,100,000	USD	9,700,000	Standard Chartered Bank	7/11/16	35,008

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	26,940,200,000	USD	1,960,000	Standard Chartered Bank	7/11/16	$ 75,491
USD	926,949	CNH	6,118,497	Citibank N.A.	7/11/16	9,380
USD	3,584,254	EUR	3,215,858	Morgan Stanley & Co. International PLC	7/11/16	13,968
USD	19,400,000	IDR	261,512,000,000	Standard Chartered Bank	7/11/16	(358,775)
USD	2,450,000	IDR	33,026,000,000	Standard Chartered Bank	7/11/16	(45,309)
USD	749,660	JPY	83,250,000	BNP Paribas S.A.	7/11/16	(56,797)
USD	1,858,032	JPY	198,932,947	JPMorgan Chase Bank N.A.	7/11/16	(69,065)
USD	626,971	EUR	550,844	Standard Chartered Bank	7/12/16	15,394
USD	346,148	KRW	412,723,163	Goldman Sachs International	7/12/16	(12,121)
EUR	5,617,250	USD	6,429,695	Goldman Sachs International	7/13/16	(192,884)
INR	232,513,980	USD	3,459,000	JPMorgan Chase Bank N.A.	7/13/16	(22,147)
MXN	5,729,793	USD	309,693	BNP Paribas S.A.	7/13/16	3,318
MXN	49,133,277	USD	2,644,283	Citibank N.A.	7/13/16	39,806
MXN	53,590,045	USD	2,884,428	Citibank N.A.	7/13/16	43,128
MXN	27,609,557	USD	1,492,231	Goldman Sachs International	7/13/16	16,044
MXN	102,384,337	USD	5,508,088	Royal Bank of Scotland PLC	7/13/16	85,038
MXN	55,315,895	USD	2,965,994	State Street Bank and Trust Co.	7/13/16	55,843
USD	6,350,779	EUR	5,617,250	Royal Bank of Scotland PLC	7/13/16	113,968
USD	1,523,333	IDR	20,325,836,622	HSBC Bank PLC	7/13/16	(11,924)
USD	3,046,667	IDR	40,657,766,711	JPMorgan Chase Bank N.A.	7/13/16	(24,309)
USD	3,459,000	INR	236,007,570	Standard Chartered Bank	7/13/16	(29,493)
USD	4,428,098	MXN	81,111,685	JPMorgan Chase Bank N.A.	7/13/16	(2,930)
USD	3,679,280	MXN	67,395,209	JPMorgan Chase Bank N.A.	7/13/16	(2,435)
USD	2,125,126	MXN	38,926,994	JPMorgan Chase Bank N.A.	7/13/16	(1,406)
USD	1,507,278	MXN	27,609,557	JPMorgan Chase Bank N.A.	7/13/16	(997)
USD	2,087,212	MXN	38,668,847	Morgan Stanley & Co. International PLC	7/13/16	(25,218)
USD	2,148,325	MXN	40,050,613	UBS AG	7/13/16	(39,590)
USD	2,045,000	ZAR	30,439,825	BNP Paribas S.A.	7/13/16	(16,187)
USD	2,045,000	ZAR	30,138,654	Morgan Stanley & Co. International PLC	7/13/16	4,206
ZAR	30,628,783	USD	2,045,000	Citibank N.A.	7/13/16	28,982
ZAR	30,969,664	USD	2,045,000	Goldman Sachs International	7/13/16	52,064
CAD	2,568,946	USD	1,979,500	Deutsche Bank AG	7/14/16	9,039
CAD	2,555,309	USD	1,979,500	Royal Bank of Canada	7/14/16	(1,517)
CAD	1,285,892	USD	989,750	Royal Bank of Scotland PLC	7/14/16	5,618
EUR	3,156,000	USD	3,566,990	Royal Bank of Scotland PLC	7/14/16	(62,764)
INR	308,741,460	USD	4,593,000	JPMorgan Chase Bank N.A.	7/14/16	(30,228)
JPY	369,985,057	USD	3,451,000	Citibank N.A.	7/14/16	133,444
JPY	1,125,833,933	USD	10,502,000	Standard Chartered Bank	7/14/16	405,165
KRW	6,191,801,200	USD	5,351,600	Morgan Stanley & Co. International PLC	7/14/16	23,165
KRW	3,128,010,200	USD	2,675,800	Standard Chartered Bank	7/14/16	39,455
MYR	7,048,923	USD	1,729,500	JPMorgan Chase Bank N.A.	7/14/16	17,274
RUB	146,847,290	USD	2,252,000	BNP Paribas S.A.	7/14/16	35,653
RUB	295,801,673	USD	4,509,000	BNP Paribas S.A.	7/14/16	99,131
RUB	297,188,190	USD	4,509,000	Deutsche Bank AG	7/14/16	120,731
USD	1,979,500	CAD	2,535,747	Morgan Stanley & Co. International PLC	7/14/16	16,659
USD	3,590,971	EUR	3,156,000	Morgan Stanley & Co. International PLC	7/14/16	86,745
USD	2,445,052	INR	165,542,251	Citibank N.A.	7/14/16	(1,433)
USD	2,147,948	INR	145,416,074	HSBC Bank PLC	7/14/16	(1,100)

36	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,953,000	JPY	1,489,410,194	Royal Bank of Scotland PLC	7/14/16	$(476,520)
USD	13,379,000	KRW	15,560,445,950	JPMorgan Chase Bank N.A.	7/14/16	(128,175)
USD	4,058,100	RUB	261,788,031	Deutsche Bank AG	7/14/16	(20,151)
USD	2,254,500	RUB	150,600,600	Morgan Stanley & Co. International PLC	7/14/16	(91,623)
USD	2,252,000	RUB	145,501,720	Société Générale	7/14/16	(14,691)
USD	3,459,000	TWD	111,500,865	JPMorgan Chase Bank N.A.	7/14/16	1,423
EUR	570,000	USD	626,900	Deutsche Bank AG	7/15/16	6,017
EUR	2,300,000	USD	2,529,595	Deutsche Bank AG	7/15/16	24,277
GBP	4,200,000	USD	5,537,532	Citibank N.A.	7/15/16	54,489
USD	631,600	EUR	570,000	Deutsche Bank AG	7/15/16	(1,316)
USD	2,559,489	EUR	2,300,000	Morgan Stanley & Co. International PLC	7/15/16	5,616
USD	342,248	GBP	250,000	Morgan Stanley & Co. International PLC	7/15/16	9,390
USD	5,741,499	GBP	4,200,000	Morgan Stanley & Co. International PLC	7/15/16	149,478
USD	1,943,627	MXN	36,082,121	Bank of America N.A.	7/19/16	(26,359)
USD	2,031,973	MXN	37,671,134	Bank of America N.A.	7/19/16	(24,769)
MXN	43,086,657	USD	2,327,627	Goldman Sachs International	7/20/16	24,562
MXN	43,561,425	USD	2,411,685	HSBC Bank PLC	7/20/16	(33,577)
USD	2,257,522	MXN	41,920,915	State Street Bank and Trust Co.	7/20/16	(31,027)
USD	2,433,817	MXN	44,727,167	State Street Bank and Trust Co.	7/20/16	(7,931)
USD	563,749	RUB	37,251,157	JPMorgan Chase Bank N.A.	7/20/16	(15,618)
TRY	9,518,076	USD	3,247,200	HSBC Bank PLC	7/22/16	43,680
TRY	4,795,140	USD	1,623,600	Royal Bank of Scotland PLC	7/22/16	34,322
USD	4,870,800	TRY	14,162,825	Citibank N.A.	7/22/16	(26,005)
MXN	24,736,275	USD	1,305,000	BNP Paribas S.A.	7/28/16	44,369
CNH	404,200,740	USD	60,360,000	JPMorgan Chase Bank N.A.	7/29/16	216,166
USD	25,302,000	CNH	170,813,802	Bank of America N.A.	7/29/16	(297,273)
USD	38,464,000	CNH	253,570,074	Barclays Bank PLC	7/29/16	462,331
USD	44,000,000	CNH	299,268,200	HSBC Bank PLC	7/29/16	(850,289)
USD	28,415,000	CNH	189,243,900	Standard Chartered Bank	7/29/16	53,672
COP	6,513,687,500	USD	2,225,000	Credit Suisse International	8/01/16	(11,664)
COP	6,566,760,000	USD	2,220,000	Credit Suisse International	8/01/16	11,370
COP	9,108,568,000	USD	3,110,000	Standard Chartered Bank	8/01/16	(14,929)
COP	13,126,085,000	USD	4,445,000	Standard Chartered Bank	8/01/16	15,214
BRL	10,379,001	USD	3,079,000	Goldman Sachs International	8/02/16	117,977
BRL	37,239,308	USD	11,047,290	Goldman Sachs International	8/02/16	423,295
USD	214,048,082	EUR	192,645,200	Morgan Stanley & Co. International PLC	8/03/16	(12,653)
USD	24,260,346	GBP	18,016,000	Royal Bank of Scotland PLC	8/03/16	269,146
USD	1,752,357	JPY	179,890,000	Bank of America N.A.	8/03/16	8,463
EUR	5,547,197	USD	6,278,845	Royal Bank of Scotland PLC	8/12/16	(112,998)
USD	6,339,248	EUR	5,547,197	Royal Bank of Scotland PLC	8/12/16	173,401
EUR	1,630,400	RUB	118,644,208	Deutsche Bank AG	8/16/16	(19,322)
EUR	2,742,084	USD	3,081,075	Citibank N.A.	8/16/16	(32,743)
EUR	3,156,000	USD	3,577,841	Deutsche Bank AG	8/16/16	(69,365)
EUR	2,029,050	USD	2,251,718	JPMorgan Chase Bank N.A.	8/16/16	3,945
EUR	1,233,188	USD	1,391,316	Morgan Stanley & Co. International PLC	8/16/16	(20,400)
EUR	764,151	USD	865,869	Morgan Stanley & Co. International PLC	8/16/16	(16,374)
EUR	1,117,784	USD	1,239,391	Morgan Stanley & Co. International PLC	8/16/16	3,232
EUR	1,433,096	USD	1,589,047	Morgan Stanley & Co. International PLC	8/16/16	4,103

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,617,250	USD	6,357,739	Royal Bank of Scotland PLC	8/16/16	$(113,130)
JPY	1,487,966,058	USD	13,953,000	Royal Bank of Scotland PLC	8/16/16	477,882
MXN	88,712,982	USD	4,754,400	Citibank N.A.	8/16/16	75,029
MXN	48,627,593	USD	2,592,800	Deutsche Bank AG	8/16/16	54,428
MXN	50,292,244	USD	2,639,000	Deutsche Bank AG	8/16/16	98,850
MXN	48,946,071	USD	2,610,000	Royal Bank of Scotland PLC	8/16/16	54,566
PLN	34,894,993	USD	8,816,876	BNP Paribas S.A.	8/16/16	17,321
PLN	32,938,192	USD	8,504,458	JPMorgan Chase Bank N.A.	8/16/16	(165,654)
PLN	76,586,141	USD	19,128,005	Royal Bank of Scotland PLC	8/16/16	260,940
PLN	77,647,143	USD	20,037,973	State Street Bank and Trust Co.	8/16/16	(380,419)
RUB	120,026,787	EUR	1,630,400	Deutsche Bank AG	8/16/16	40,669
RUB	285,942,960	USD	4,412,700	Deutsche Bank AG	8/16/16	2,129
RUB	211,709,000	USD	3,175,000	Deutsche Bank AG	8/16/16	93,691
USD	437,100	EUR	394,283	Goldman Sachs International	8/16/16	(1,218)
USD	1,074,426	EUR	966,082	HSBC Bank PLC	8/16/16	447
USD	628,460	EUR	571,520	Morgan Stanley & Co. International PLC	8/16/16	(6,890)
USD	2,237,093	EUR	2,029,050	Royal Bank of Scotland PLC	8/16/16	(18,570)
USD	3,570,762	EUR	3,156,000	Royal Bank of Scotland PLC	8/16/16	62,286
USD	4,137,962	EUR	3,657,252	Royal Bank of Scotland PLC	8/16/16	72,252
USD	4,700,016	EUR	4,153,937	Royal Bank of Scotland PLC	8/16/16	82,150
USD	6,279,644	EUR	5,547,197	Royal Bank of Scotland PLC	8/16/16	112,912
USD	269,926	GBP	200,000	Barclays Bank PLC	8/16/16	3,562
USD	2,222,054	GBP	1,645,000	BNP Paribas S.A.	8/16/16	31,207
USD	2,222,133	GBP	1,645,000	BNP Paribas S.A.	8/16/16	31,286
USD	2,981,138	GBP	2,246,900	Citibank N.A.	8/16/16	(11,332)
USD	2,223,717	GBP	1,650,000	Deutsche Bank AG	8/16/16	26,210
USD	1,957,390	GBP	1,450,000	JPMorgan Chase Bank N.A.	8/16/16	26,248
USD	2,223,272	GBP	1,645,000	JPMorgan Chase Bank N.A.	8/16/16	32,425
USD	884,859	GBP	655,000	Royal Bank of Scotland PLC	8/16/16	12,515
USD	2,911,500	JPY	299,500,182	BNP Paribas S.A.	8/16/16	6,829
USD	4,065,000	JPY	417,638,100	BNP Paribas S.A.	8/16/16	14,581
USD	2,911,500	JPY	299,258,527	Goldman Sachs International	8/16/16	9,173
USD	4,065,000	JPY	418,125,900	Morgan Stanley & Co. International PLC	8/16/16	9,850
USD	2,639,000	MXN	50,400,353	Citibank N.A.	8/16/16	(104,735)
USD	2,329,370	MXN	43,233,264	Citibank N.A.	8/16/16	(24,198)
USD	2,183,200	MXN	40,935,467	Goldman Sachs International	8/16/16	(45,278)
USD	2,637,000	MXN	48,944,302	Goldman Sachs International	8/16/16	(27,469)
USD	2,321,442	MXN	43,086,657	Goldman Sachs International	8/16/16	(24,144)
USD	1,487,227	MXN	27,609,557	Goldman Sachs International	8/16/16	(15,804)
USD	2,216,006	MXN	41,126,777	Royal Bank of Scotland PLC	8/16/16	(22,887)
USD	869,000	MXN	16,128,328	State Street Bank and Trust Co.	8/16/16	(9,007)
USD	66,376,909	PLN	258,963,863	Royal Bank of Scotland PLC	8/16/16	816,272
USD	5,039,845	PLN	19,537,464	State Street Bank and Trust Co.	8/16/16	93,639
USD	4,412,700	RUB	294,658,043	Deutsche Bank AG	8/16/16	(136,686)
USD	3,175,000	RUB	207,010,000	JPMorgan Chase Bank N.A.	8/16/16	(21,140)
USD	18,508,576	IDR	248,662,723,340	Nomura International PLC	8/22/16	(134,416)
EUR	76,733	USD	85,408	Barclays Bank PLC	9/06/16	(38)
EUR	2,753	USD	3,058	BNP Paribas S.A.	9/06/16	5

38	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,671	USD	4,075	BNP Paribas S.A.	9/06/16	$ 9
EUR	4,589	USD	5,087	BNP Paribas S.A.	9/06/16	18
EUR	6,987	USD	7,749	BNP Paribas S.A.	9/06/16	24
EUR	12,500	USD	13,980	Citibank N.A.	9/06/16	(73)
EUR	143,080	USD	160,977	Deutsche Bank AG	9/06/16	(1,792)
EUR	12,500	USD	13,962	Deutsche Bank AG	9/06/16	(55)
EUR	12,500	USD	13,946	Deutsche Bank AG	9/06/16	(40)
EUR	12,500	USD	13,940	Deutsche Bank AG	9/06/16	(33)
EUR	65,134	USD	73,357	HSBC Bank PLC	9/06/16	(891)
EUR	51,786	USD	58,202	JPMorgan Chase Bank N.A.	9/06/16	(587)
EUR	178,267	USD	198,627	UBS AG	9/06/16	(295)
USD	9,104	EUR	8,000	Barclays Bank PLC	9/06/16	204
USD	306,684	EUR	270,000	Credit Suisse International	9/06/16	6,294
USD	559,655	EUR	500,000	JPMorgan Chase Bank N.A.	9/06/16	3,376
AUD	66,179,000	USD	48,931,098	Bank of America N.A.	9/21/16	274,259
AUD	62,060,000	USD	45,921,297	Morgan Stanley & Co. International PLC	9/21/16	221,505
CNH	253,068,948	USD	37,867,000	HSBC Bank PLC	9/21/16	(29,276)
USD	94,251,177	AUD	128,239,000	State Street Bank and Trust Co.	9/21/16	(1,096,982)
USD	25,980,057	EUR	23,004,000	Royal Bank of Scotland PLC	9/21/16	371,643
CHF	648,586	EUR	604,500	Citibank N.A.	9/28/16	(5,429)
CHF	1,726,756	EUR	1,610,000	Royal Bank of Scotland PLC	9/28/16	(15,142)
CHF	1,513,467	EUR	1,410,500	UBS AG	9/28/16	(12,567)
EUR	3,625,000	CHF	3,913,188	UBS AG	9/28/16	8,041
USD	22,469,000	CNH	148,331,350	Deutsche Bank AG	11/07/16	344,218
USD	25,316,000	SAR	96,555,224	BNP Paribas S.A.	11/23/16	(330,159)
USD	25,703,333	SAR	97,981,107	Citibank N.A.	11/23/16	(321,556)
USD	19,029,000	SAR	72,319,715	Citibank N.A.	11/23/16	(179,934)
USD	4,000,000	SGD	5,394,028	Barclays Bank PLC	12/15/16	3,045
HKD	135,373,250	USD	17,245,000	HSBC Bank PLC	2/03/17	223,132
USD	17,245,000	HKD	134,597,225	HSBC Bank PLC	2/03/17	(122,996)
HKD	69,472,537	USD	8,965,000	HSBC Bank PLC	2/27/17	(1,418)
USD	18,000,000	HKD	140,211,000	HSBC Bank PLC	2/27/17	(90,497)
HKD	132,970,084	USD	16,790,000	Goldman Sachs International	1/19/18	326,758
USD	16,790,000	HKD	131,339,775	Goldman Sachs International	1/19/18	(116,894)
Total						$ 6,968,925

Interest Indexed Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Depreciation
10Y-2Y CMS Index Cap[1]	1.30%	Bank of America N.A.	10/20/16	USD 187,100	$3,907	$74,172	$(70,265)

[1]	Master Portfolio pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust Futures	Call	7/01/16	USD	213.00	291	$ 437
Nikkei 225 Index	Call	7/08/16	JPY	17,000.00	102	2,963
Nikkei 225 Index	Call	7/08/16	JPY	17,500.00	100	1,937
SPDR S&P 500 ETF Trust Futures	Call	7/08/16	USD	209.00	560	91,840
Alibaba Group Holding Ltd.	Call	7/15/16	USD	82.5	288	12,240
E-Mini S&P 500 Index Futures	Call	7/15/16	USD	1,950.00	125	889,063
E-Mini S&P 500 Index Futures	Call	7/15/16	USD	2,050.00	125	315,625
E-Mini S&P 500 Index Futures	Call	7/15/16	USD	2,150.00	40	3,050
Financial Select Sector SPDR Fund	Call	7/15/16	USD	24.00	35,866	71,732
SPDR Gold Trust ETF Futures	Call	7/15/16	USD	127.00	612	94,554
iShares iBoxx $ High Yield Corporate Bond ETF	Call	8/19/16	USD	85.00	7,900	521,400
SPDR S&P 500 ETF Trust Futures	Call	9/16/16	USD	230.00	4,161	24,966
E-Mini S&P 500 Index Futures	Put	7/01/16	USD	2,060.00	205	8,713
Euro-Bund Futures	Put	7/22/16	EUR	160.00	155	1,720
U.S. Treasury Notes (10 Year) Futures	Put	7/22/16	USD	132.00	1,305	346,641
U.S. Treasury Notes (10 Year) Futures	Put	7/22/16	USD	130.50	1,092	85,313
Fortescue Metals Group Ltd.	Put	7/28/16	AUD	2.70	2,741	5,111
Total						$2,477,305

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	Up-and-Out	Deutsche Bank AG	7/07/16	CNH	6.62	CNH	6.88	USD	6,273	$ 51,101
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	7/27/16	USD	1.34	USD	1.25	GBP	57,413	620,957
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	8/03/16	USD	1.33	USD	1.26	GBP	250	87,884
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	8/03/16	USD	1.32	USD	1.25	GBP	250	81,694
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	9/02/16	USD	1.32	USD	1.24	GBP	250	70,852
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	9/02/16	USD	1.30	USD	1.22	GBP	250	57,100
Total											$969,588

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount (000)		Value
GBP Currency	Call	BNP Paribas S.A.	7/01/16	USD	1.46	—	GBP	9,900	$ 1
GBP Currency	Call	Citibank N.A.	7/01/16	USD	1.50	—	GBP	11,800	2
USD Currency	Call	Citibank N.A.	7/01/16	MXN	17.65	—	USD	4,268	187,939
USD Currency	Call	Morgan Stanley & Co. International PLC	7/01/16	BRL	3.57	—	USD	4,640	—
USD Currency	Call	Morgan Stanley Capital Services LLC	7/01/16	TRY	2.95	—	USD	8,118	41
USD Currency	Call	UBS AG	7/01/16	RUB	64.50	—	USD	6,836	7,723
USD Currency	Call	BNP Paribas S.A.	7/08/16	ZAR	15.00	—	USD	6,704	32,010
USD Currency	Call	Goldman Sachs Bank USA	7/12/16	CAD	1.29	—	USD	3,959	42,433
USD Currency	Call	Barclays Bank PLC	7/14/16	JPY	110.00	—	USD	3,762	49
USD Currency	Call	Goldman Sachs International	7/18/16	MXN	19.25	—	USD	6,090	19,994
USD Currency	Call	UBS AG	7/18/16	MXN	19.25	—	USD	3,480	11,425
USD Currency	Call	UBS AG	7/18/16	MXN	19.00	—	USD	2,610	14,314
USD Currency	Call	BNP Paribas S.A.	7/19/16	JPY	124.00	—	USD	17,000	2

40	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount (000)		Value
USD Currency	Call	Deutsche Bank AG	7/19/16	JPY	124.00	—	USD	17,000	$2
USD Currency	Call	JPMorgan Chase Bank N.A.	7/19/16	JPY	120.00	—	USD	17,000	2
EUR Currency	Call	HSBC Bank PLC	7/22/16	CHF	1.13	—	EUR	2,470	305
EUR Currency	Call	UBS AG	7/22/16	CHF	1.11	—	EUR	9,910	7,164
USD Currency	Call	HSBC Bank PLC	7/29/16	CNH	6.75	—	USD	110,000	297,451
USD Currency	Call	Deutsche Bank AG	8/05/16	JPY	106.00	—	USD	4,398	20,735
USD Currency	Call	HSBC Bank PLC	8/09/16	CHF	1.05	—	USD	19,215	1,018
USD Currency	Call	Royal Bank of Scotland PLC	8/09/16	CHF	1.04	—	USD	38,120	3,705
USD Currency	Call	Bank of America N.A.	8/12/16	CNH	7.00	—	USD	17,500	12,502
USD Currency	Call	Deutsche Bank AG	8/12/16	CNY	7.00	—	USD	17,500	12,502
USD Currency	Call	Deutsche Bank AG	8/12/16	CNH	7.25	—	USD	17,500	1,008
USD Currency	Call	BNP Paribas S.A.	8/15/16	SAR	3.79	—	USD	26,190	30,726
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	—	USD	37,400	54,525
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	—	USD	37,440	54,584
EUR Currency	Call	HSBC Bank PLC	8/24/16	CHF	1.13	—	EUR	2,476	2,369
EUR Currency	Call	UBS AG	8/24/16	CHF	1.11	—	EUR	9,910	26,045
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	6.70	—	USD	7,123	51,679
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	7.15	—	USD	7,123	3,281
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.03	—	USD	20,000	19,792
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.08	—	USD	20,000	1,184
USD Currency	Call	BNP Paribas S.A.	9/09/16	CAD	1.31	—	USD	9,910	128,240
USD Currency	Call	HSBC Bank PLC	9/23/16	CNH	6.70	—	USD	29,700	308,099
EUR Currency	Call	HSBC Bank PLC	9/27/16	CHF	1.15	—	EUR	12,000	11,626
USD Currency	Call	BNP Paribas S.A.	9/27/16	HKD	7.80	—	USD	37,360	36,747
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.32	—	USD	10,770	165,589
USD Currency	Call	Deutsche Bank AG	10/27/16	CAD	1.32	—	USD	13,800	212,175
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.05	—	USD	20,000	55,568
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	—	USD	8,571	6,236
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	6.75	—	USD	6,551	104,767
EUR Currency	Put	Citibank N.A.	7/01/16	USD	1.12	—	EUR	10,300	112,430
EUR Currency	Put	Citibank N.A.	7/01/16	USD	1.10	—	EUR	5,600	2,660
KOSPI 200 Index	Put	Citibank N.A.	7/14/16	KRW	237.43	15		—	4,185
USD Currency	Put	JPMorgan Chase Bank N.A.	7/15/16	MXN	18.50	—	USD	17,472	242,712
USD Currency	Put	JPMorgan Chase Bank N.A.	7/15/16	MXN	18.30	—	USD	6,626	57,770
GBP Currency	Put	Deutsche Bank AG	7/27/16	USD	1.45	—	GBP	3,406	398,288
GBP Currency	Put	HSBC Bank PLC	7/27/16	USD	1.35	—	GBP	3,406	104,189
USD Currency	Put	Deutsche Bank AG	7/27/16	MXN	19.40	—	USD	20,380	1,067,900
USD Currency	Put	Deutsche Bank AG	7/27/16	MXN	18.40	—	USD	20,380	281,700
USD Currency	Put	JPMorgan Chase Bank N.A.	9/30/16	JPY	115.00	—	USD	9,700	1,229,503
Total									$5,446,896

OTC Credit Default Swaptions Purchased
Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	375.00%	Receive	iTraxx Crossover Series 25 Version 1	9/21/16	EUR	10,790	$264,664

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citibank N.A.	Put	1.45%	Pay	3-month LIBOR	9/26/16	USD	30,000	$ 33,770
20-Year Interest Rate Swap	Goldman Sachs International	Put	0.61%	Pay	6-month JPY LIBOR	10/12/16	JPY	2,265,310	111,619
Total									$145,389

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Nikkei 225 Index	Call	7/08/16	JPY	18,500.00	100	$(1,937)
Nikkei 225 Index	Call	7/08/16	JPY	17,750.00	105	(2,034)
E-Mini S&P 500 Index Futures	Call	7/15/16	USD	2,000.00	246	(1,162,350)
SPDR Gold Trust ETF Futures	Call	7/15/16	USD	131.00	734	(33,764)
SPDR S&P 500 ETF Trust Futures	Call	7/15/16	USD	211.00	3,003	(360,360)
CBOE Volatility Index	Call	7/20/16	USD	19.00	1,001	(102,602)
CBOE Volatility Index	Call	7/20/16	USD	20.00	3,002	(255,170)
U.S. Treasury Notes (10 Year) Futures	Call	7/22/16	USD	135.00	1,305	(163,125)
E-Mini S&P 500 Index Futures	Put	7/01/16	USD	2,050.00	205	(5,125)
SPDR S&P 500 ETF Trust Futures	Put	7/15/16	USD	199.00	3,003	(102,102)
Euro-Bund Futures	Put	7/22/16	EUR	157.00	155	(1,720)
SPDR S&P 500 ETF Trust Futures	Put	9/16/16	USD	180.00	198	(18,315)
Total						$(2,208,604)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Call	BNP Paribas S.A.	7/01/16	USD	1.50	GBP	11,800	$(2)
GBP Currency	Call	Citibank N.A.	7/01/16	USD	1.46	GBP	9,900	(1)
USD Currency	Call	Morgan Stanley & Co. International PLC	7/01/16	BRL	3.57	USD	4,640	—
USD Currency	Call	Barclays Bank PLC	7/14/16	JPY	114.00	USD	3,762	—
USD Currency	Call	JPMorgan Chase Bank N.A.	7/18/16	MXN	19.25	USD	3,480	(11,425)
USD Currency	Call	JPMorgan Chase Bank N.A.	7/18/16	MXN	19.25	USD	6,090	(19,994)
USD Currency	Call	Deutsche Bank AG	7/19/16	JPY	120.00	USD	17,000	(2)
USD Currency	Call	JPMorgan Chase Bank N.A.	7/19/16	JPY	124.00	USD	34,000	(3)
EUR Currency	Call	UBS AG	7/22/16	CHF	1.13	EUR	12,380	(1,528)
USD Currency	Call	Deutsche Bank AG	7/29/16	CNH	6.75	USD	110,000	(297,451)
USD Currency	Call	UBS AG	8/09/16	CHF	1.05	USD	19,215	(1,018)
USD Currency	Call	UBS AG	8/09/16	CHF	1.04	USD	38,120	(3,705)
USD Currency	Call	Bank of America N.A.	8/12/16	CNH	7.25	USD	17,500	(730)
USD Currency	Call	Deutsche Bank AG	8/12/16	CNY	7.25	USD	17,500	(730)
USD Currency	Call	Deutsche Bank AG	8/12/16	CNH	7.00	USD	17,500	(14,215)
EUR Currency	Call	UBS AG	8/24/16	CHF	1.13	EUR	12,380	(11,843)
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	7.00	USD	7,123	(9,486)
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	6.85	USD	7,123	(20,679)
EUR Currency	Call	Deutsche Bank AG	8/25/16	CHF	1.09	EUR	5,100	(39,245)
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.08	USD	20,000	(1,184)
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.03	USD	20,000	(19,792)
USD Currency	Call	BNP Paribas S.A.	9/09/16	CAD	1.34	USD	9,910	(64,719)
USD Currency	Call	HSBC Bank PLC	9/23/16	CNH	7.00	USD	39,600	(111,652)
EUR Currency	Call	Deutsche Bank AG	9/27/16	CHF	1.15	EUR	12,000	(11,626)
EUR Currency	Call	UBS AG	9/27/16	CHF	1.10	EUR	5,100	(35,178)

42	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	BNP Paribas S.A.	9/27/16	HKD	8.00	USD	37,360	$(5,578)
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.37	USD	10,770	(70,646)
USD Currency	Call	Deutsche Bank AG	10/27/16	CAD	1.37	USD	19,200	(125,942)
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	USD	20,000	(14,552)
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	7.10	USD	6,551	(39,929)
GBP Currency	Put	Deutsche Bank AG	7/27/16	USD	1.35	GBP	3,406	(104,189)
GBP Currency	Put	HSBC Bank PLC	7/27/16	USD	1.45	GBP	3,406	(398,289)
USD Currency	Put	Deutsche Bank AG	7/27/16	MXN	18.80	USD	20,380	(543,433)
USD Currency	Put	Deutsche Bank AG	7/27/16	MXN	19.00	USD	20,380	(704,386)
EUR Currency	Put	Deutsche Bank AG	8/25/16	CHF	1.07	EUR	5,100	(43,041)
EUR Currency	Put	UBS AG	9/27/16	CHF	1.08	EUR	5,100	(79,394)
USD Currency	Put	JPMorgan Chase Bank N.A.	9/30/16	JPY	117.50	USD	9,700	(1,462,072)
Total								$(4,267,659)

OTC Credit Default Swaptions Written
Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount[2] (000)		Value
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Call	350.00%	Receive	iTraxx Crossover Series 25 Version 1	B+	9/21/16	EUR	10,790	$(133,441)
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	450.00%	Pay	iTraxx Crossover Series 25 Version 1	B+	9/21/16	EUR	10,790	(137,631)
Total										$(271,072)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	EUR	59,448	$791,091

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	1,445	$ (133)
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	2,628	(21,004)
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD	61,296	870,358
CDX.NA.IG Series 26 Version 1	1.00%	6/20/21	BBB+	USD	960,814	3,002,297
iTraxx Europe Series 25 Version 1	1.00%	6/20/21	BBB+	EUR	4,467	9,180
iTraxx Financials Series 25 Version 1	1.00%	6/20/21	A	EUR	4,570	(47,729)
Total						$3,812,969

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	12,695	$9,052
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	283,520	(2,192,069)
0.62%[2]	3-month Canadian Bankers Acceptance	N/A	1/14/18	CAD	68,254	(255,744)
0.88%[1]	3-month Canadian Bankers Acceptance	N/A	1/14/21	CAD	22,917	18,644
1.44%[1]	3-month LIBOR	6/14/20[3]	6/14/21	USD	496,475	(451,130)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.51%[1]	3-month LIBOR	6/14/20[3]	6/14/21	USD	492,245	$ (954,736)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	2,360	184,096
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	1,800	(162,663)
1.46%[1]	3-month LIBOR	N/A	6/28/26	USD	9,714	(78,489)
1.46%[1]	3-month LIBOR	N/A	6/28/26	USD	2,428	(19,720)
2.46%[1]	3-month LIBOR	N/A	1/15/46	USD	24,040	(3,837,094)
2.26%[2]	3-month LIBOR	N/A	2/10/46	USD	24,040	2,633,742
Total						$(5,106,111)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$ 48,707	$ 27,660	$ 21,047
Numericable SFR SA	5.00%	Citibank N.A.	12/20/16	EUR	780	(18,960)	(16,848)	(2,112)
Stena AB	5.00%	Credit Suisse International	12/20/16	EUR	800	(13,672)	(8,244)	(5,428)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	296,130	119,658	176,472
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(10,667)	53,977	(64,644)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(831,428)	(2,391)	(829,037)
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(9,073)	126,578	(135,651)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(239,628)	225,484	(465,112)
iTraxx Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	8,200	(68,502)	(99,787)	31,285
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	(4,534)	17,919	(22,453)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	(4,910)	21,979	(26,889)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	(4,901)	16,844	(21,745)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(12,439)	(5,125)	(7,314)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	5,900	(50,616)	(78,967)	28,351
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(26,766)	(10,809)	(15,957)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	32,041	27,653	4,388
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	31,178	31,290	(112)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	38,767	16,597	22,170
Boyd Gaming Corp.	5.00%	Citibank N.A.	6/20/20	USD	1,300	(131,747)	(58,124)	(73,623)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,200	(121,613)	(58,330)	(63,283)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	83,082	52,109	30,973
Boyd Gaming Corp.	5.00%	Citibank N.A.	9/20/20	USD	1,160	(113,349)	(96,672)	(16,677)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	115,337	79,169	36,168
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(10,685)	(323)	(10,362)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(12,873)	(5,027)	(7,846)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(8,498)	(3,656)	(4,842)
AutoZone, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	3,300	(98,139)	(96,781)	(1,358)

44	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	216	$18,036	$ (3,400)	$ 21,436
Bank of America Corp.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(6,340)	(1,916)	(4,424)
Barrick Gold Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	2,800	15,997	106,002	(90,005)
BNP Paribas SA	1.00%	Citibank N.A.	12/20/20	EUR	800	(3,953)	(7,272)	3,319
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(34,974)	(37,870)	2,896
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(34,974)	(37,367)	2,393
Boyd Gaming Corp.	5.00%	BNP Paribas S.A.	12/20/20	USD	1,000	(93,889)	(69,094)	(24,795)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	800	(75,111)	(55,275)	(19,836)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	500	(46,944)	(34,595)	(12,349)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	500	(46,944)	(31,712)	(15,232)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,200	(55,802)	25,302	(81,104)
Citigroup, Inc.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(6,138)	2,643	(8,781)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	42	(312)	555	(867)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	42	(312)	555	(867)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	42	(313)	593	(906)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	41	(305)	542	(847)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/20	EUR	250	(1,859)	4,103	(5,962)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/20	EUR	83	(617)	400	(1,017)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(12,054)	(3,773)	(8,281)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(10,482)	(2,420)	(8,062)
Credit Suisse Group Funding Guernsey Ltd.	1.00%	Goldman Sachs International	12/20/20	EUR	700	20,716	2,790	17,926
Dow Chemical Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,400	(17,827)	(15,589)	(2,238)
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(15,280)	1,149	(16,429)
EI du Pont de Nemours & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,400	(38,504)	(31,576)	(6,928)
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(33,004)	(15,712)	(17,292)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	408	(1,036)	14,338	(15,374)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	204	(518)	6,517	(7,035)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	204	(519)	7,987	(8,506)
Halliburton Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	423	(1,075)	16,492	(17,567)
Halliburton Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	779	(1,979)	20,964	(22,943)
Halliburton Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	593	(1,506)	23,121	(24,627)
Halliburton Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	365	(927)	12,827	(13,754)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	424	(1,078)	12,631	(13,709)
Home Depot, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	3,300	(108,195)	(118,042)	9,847
Home Depot, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	2,475	(81,146)	(80,925)	(221)
Home Depot, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	2,475	(81,146)	(76,431)	(4,715)
Home Depot, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,950	(162,292)	(168,159)	5,867
Iberdrola International BV	1.00%	Barclays Bank PLC	12/20/20	EUR	150	(1,226)	526	(1,752)
Iberdrola International BV	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	600	(4,903)	1,523	(6,426)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	32,023	(7,620)	(2,211)	(5,409)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(6,978)	(1,927)	(5,051)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(6,978)	(1,818)	(5,160)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(6,977)	(1,398)	(5,579)
ITV PLC	5.00%	Barclays Bank PLC	12/20/20	EUR	230	(43,645)	(39,766)	(3,879)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ITV PLC	5.00%	BNP Paribas S.A.	12/20/20	EUR	230	$(43,646)	$ (40,544)	$ (3,102)
ITV PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	240	(45,544)	(42,167)	(3,377)
JPMorgan Chase & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(19,371)	(4,975)	(14,396)
JPMorgan Chase and Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,400	(22,600)	(7,652)	(14,948)
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	79	7,640	5,069	2,571
Lanxess AG	1.00%	Bank of America N.A.	12/20/20	EUR	24	(423)	284	(707)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	366	(6,456)	6,615	(13,071)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	215	(3,793)	(595)	(3,198)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	194	(3,422)	1,920	(5,342)
Lanxess AG	1.00%	Goldman Sachs International	12/20/20	EUR	367	(6,473)	6,808	(13,281)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	367	(6,474)	7,204	(13,678)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	317	(5,591)	5,205	(10,796)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	317	(5,591)	5,205	(10,796)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	4,245	(124,684)	(133,934)	9,250
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	12/20/20	USD	700	12,652	49,374	(36,722)
Melia Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	260	(47,150)	(47,356)	206
Melia Hotels International SA	5.00%	Goldman Sachs International	12/20/20	EUR	360	(65,285)	(64,133)	(1,152)
Meliá Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	250	(45,337)	(42,860)	(2,477)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	47,573	(12,216)	(6,952)	(5,264)
Mitsubishi Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(7,530)	(3,794)	(3,736)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	58,651	(13,883)	(2,981)	(10,902)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(6,942)	(1,069)	(5,873)
Monitchem HoldCo 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	291	(9,885)	(23,149)	13,264
Monitchem HoldCo 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	219	(7,414)	(17,058)	9,644
Monitchem HoldCo 3 SA	5.00%	Goldman Sachs International	12/20/20	EUR	240	(8,140)	(8,883)	743
Morgan Stanley	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	1,235	3,148	(1,913)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(10,837)	(1,221)	(9,616)
New Look	5.00%	Credit Suisse International	12/20/20	EUR	280	15,224	(4,367)	19,591
New Look	5.00%	Credit Suisse International	12/20/20	EUR	120	6,524	(2,394)	8,918
People’s Republic of China	1.00%	Citibank N.A.	12/20/20	USD	3,900	14,212	78,102	(63,890)
People’s Republic of China	1.00%	Goldman Sachs International	12/20/20	USD	1,900	6,924	24,334	(17,410)
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse International	12/20/20	USD	1,000	(130,391)	(140,808)	10,417
Royal Caribbean Cruises Ltd.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,400	(182,547)	(122,762)	(59,785)
Royal Caribbean Cruises Ltd.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,100	(143,430)	(135,299)	(8,131)
Royal Caribbean Cruises Ltd.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	800	(104,313)	(106,624)	2,311
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/20	USD	3,300	(58,951)	(50,621)	(8,330)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	810	18,994	18,608	386
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	460	10,787	11,018	(231)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	610	14,304	6,242	8,062
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	5,628	5,861	(233)
Statoil ASA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	500	(13,245)	5,653	(18,898)
STMicroelectronics NV	1.00%	Bank of America N.A.	12/20/20	EUR	400	10,053	2,866	7,187

46	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
STMicroelectronics NV	1.00%	Barclays Bank PLC	12/20/20	EUR	192	$4,829	$ 1,912	$ 2,917
STMicroelectronics NV	1.00%	Citibank N.A.	12/20/20	EUR	296	7,441	2,809	4,632
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	24,938	(5,455)	1,115	(6,570)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(5,538)	1,888	(7,426)
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	1,976	(54,431)	(60,165)	5,734
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	1,976	(54,431)	(60,141)	5,710
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	1,317	(36,278)	(42,950)	6,672
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	1,317	(36,278)	(41,261)	4,983
Target Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,950	(136,353)	(150,352)	13,999
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	4,450	100,390	98,298	2,092
Wells Fargo & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(24,380)	(16,849)	(7,531)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	1,000	(11,907)	(2,846)	(9,061)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	28,743	(226,843)	299,438	(526,281)
Australia & New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	6/20/21	USD	42,133	(332,515)	348,719	(681,234)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	18,489	(145,916)	191,819	(337,735)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	8,937	(70,530)	93,366	(163,896)
Barclays Bank PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	1,100	23,832	14,666	9,166
Barclays Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	5,310	115,044	49,589	65,455
Cable & Wireless International Finance BV	5.00%	Goldman Sachs International	6/20/21	EUR	450	(57,294)	(57,528)	234
CBS Corp.	1.00%	Barclays Bank PLC	6/20/21	USD	1,000	(6,600)	2,472	(9,072)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	15,960	(125,773)	156,513	(282,286)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	4,517	(35,596)	79,300	(114,896)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	13,933	(109,799)	139,181	(248,980)
Credit Agricole SA	1.00%	Barclays Bank PLC	6/20/21	EUR	3,000	(9,756)	(24,135)	14,379
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	5,694	145,011	153,175	(8,164)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	USD	403	10,251	11,092	(841)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	USD	147	3,754	3,492	262
Federation of Malaysia	1.00%	Deutsche Bank AG	6/20/21	USD	410	10,436	12,541	(2,105)
Federation of Malaysia	1.00%	HSBC Bank PLC	6/20/21	USD	601	15,314	17,509	(2,195)
Federation of Malaysia	1.00%	Morgan Stanley & Co. International PLC	6/20/21	USD	184	4,696	5,723	(1,027)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	11,710	(1,377)	693	(2,070)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	9,298	(1,093)	(19,455)	18,362
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	9,360	(1,100)	(21,594)	20,494
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	4,856	(570)	(11,203)	10,633
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	3,844	(452)	(8,869)	8,417
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	2,515	(296)	(5,803)	5,507
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	2,387	(280)	(5,507)	5,227
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,285	(151)	(2,965)	2,814
HSBC Bank PLC	1.00%	Credit Suisse International	6/20/21	EUR	2,850	(337)	12,881	(13,218)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	6,500	(764)	(25,872)	25,108
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	1,565	(184)	(1,901)	1,717
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	328	(39)	(1,306)	1,267

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Bank PLC	1.00%	Société Générale	6/20/21	EUR	14,436	$(1,697)	$ 842	$ (2,539)
HSBC Bank PLC	1.00%	Société Générale	6/20/21	EUR	14,013	(1,647)	817	(2,464)
Ladbrokes Group Finance PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	355	41,923	29,798	12,125
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	5,310	53,439	(10,958)	64,397
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,100	11,071	3,569	7,502
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	6/20/21	EUR	564	(10,184)	30,178	(40,362)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	6/20/21	EUR	1,000	38,363	27,932	10,431
Marks & Spencer PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	650	24,937	28,214	(3,277)
Marks & Spencer PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	327	12,546	13,699	(1,153)
Marks & Spencer PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	327	12,546	13,699	(1,153)
Marks & Spencer PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	326	12,507	13,492	(985)
Marks & Spencer PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	330	12,660	14,324	(1,664)
Marks & Spencer PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	320	12,277	13,890	(1,613)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	10,640	(86,943)	111,158	(198,101)
New Look Senior Issuer PLC	5.00%	Société Générale	6/20/21	EUR	400	30,991	(4,638)	35,629
Penerbangan Malaysia BHD	1.00%	HSBC Bank PLC	6/20/21	USD	902	22,971	26,071	(3,100)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	12,903	171,936	169,101	2,835
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	5,130	68,359	67,232	1,127
Republic of Chile	1.00%	Citibank N.A.	6/20/21	USD	7,800	(13,523)	(17,701)	4,178
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	USD	404	15,679	18,757	(3,078)
Republic of Indonesia	1.00%	BNP Paribas S.A.	6/20/21	USD	305	11,864	13,330	(1,466)
Republic of Indonesia	1.00%	HSBC Bank PLC	6/20/21	USD	420	16,313	17,044	(731)
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	198	7,676	8,452	(776)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	3,375	276,277	350,114	(73,837)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	7,900	646,693	852,030	(205,337)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	4,045	331,123	406,453	(75,330)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	6,000	491,159	541,059	(49,900)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	2,125	173,952	232,072	(58,120)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	1,955	160,036	207,293	(47,257)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	6,243	511,034	510,295	739
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	2,213	181,156	225,038	(43,882)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	68	5,567	6,966	(1,399)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	2,090	171,087	228,642	(57,555)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	2,275	186,231	250,426	(64,195)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	2,170	177,636	231,247	(53,611)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	4,845	396,611	496,798	(100,187)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	5,269	33,483	32,415	1,068
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	3,161	20,090	20,923	(833)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,641	16,786	16,381	405
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,201	13,988	14,678	(690)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,180	13,856	14,407	(551)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,180	13,856	14,407	(551)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,180	13,856	16,419	(2,563)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,107	13,393	12,966	427
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	2,107	13,393	13,949	(556)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	1,761	11,190	10,922	268
Republic of the Philippines	1.00%	Citibank N.A.	6/20/21	USD	2,865	18,210	18,965	(755)
Republic of the Philippines	1.00%	Citibank N.A.	6/20/21	USD	2,504	15,911	14,360	1,551
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	7,939	50,454	42,644	7,810
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,707	17,203	15,559	1,644

48	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	698	$4,433	$4,285	$ 148
Russian Federation	1.00%	Bank of America N.A.	6/20/21	USD	2,319	139,552	147,131	(7,579)
Russian Federation	1.00%	Barclays Bank PLC	6/20/21	USD	3,200	193,012	305,409	(112,397)
Standard Chartered Bank	1.00%	Goldman Sachs International	6/20/21	EUR	890	85,146	96,476	(11,330)
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	10,350	307,406	229,666	77,740
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	1,371	40,721	30,423	10,298
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	2,221	65,966	59,514	6,452
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	1,758	52,214	47,107	5,107
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	1,356	40,684	36,335	4,349
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	679	20,167	18,195	1,972
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,431	42,503	66,765	(24,262)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	3,031	90,938	158,658	(67,720)
Techem GmbH	5.00%	Credit Suisse International	6/20/21	EUR	390	(67,937)	(73,174)	5,237
Techem GmbH	5.00%	Credit Suisse International	6/20/21	EUR	260	(45,291)	(49,853)	4,562
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	2,360	87,978	106,673	(18,695)
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	2,160	284,754	305,007	(20,253)
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	USD	1,780	234,658	231,435	3,223
Total						$1,777,803	$7,173,734	$(5,395,931)

      OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	$ (70,200)	$ (51,904)	$ (18,296)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	(22,157)	(5,550)	(16,607)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	(77,220)	(38,276)	(38,944)
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	831,428	22,735	808,693
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	270	(5,846)	(8,684)	2,838
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	20,791	(110,257)	131,048
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	56	(1,023)	1,079
iTraxx Sub Financials Series 19 Version 1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	5,900	509,253	541,255	(32,002)
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	118,524	156,266	(37,742)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	4,600	470,008	510,053	(40,045)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	169,612	221,601	(51,989)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	84,806	111,307	(26,501)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	20,153	29,560	(9,407)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	20,154	30,135	(9,981)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	1,000	(66,763)	(85,155)	18,392
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	350	(52,887)	(6,511)	(46,376)
Transocean Ltd.	1.00%	Barclays Bank PLC	3/20/20	BB-	USD	1,100	(247,299)	(176,954)	(70,345)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	(83,082)	(60,401)	(22,681)
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	1,000	(836)	(6,849)	6,013
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	1,000	(836)	(7,243)	6,407
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	(115,338)	(68,970)	(46,368)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	49

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fiat Industrial Finance Europe SA	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	43	$ 4,123	$ 4,430	$ (307)
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	1,825	(17,134)	(45,621)	28,487
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	1,800	(50,585)	(109,744)	59,159
BHP Billiton Finance (USA) Ltd.	1.00%	BNP Paribas S.A.	6/20/21	A	USD	2,000	(46,754)	(67,643)	20,889
BHP Billiton Finance (USA) Ltd.	1.00%	Citibank N.A.	6/20/21	A	USD	2,000	(46,754)	(70,255)	23,501
BHP Billiton Finance (USA) Ltd.	1.00%	Goldman Sachs International	6/20/21	A	USD	3,000	(70,131)	(97,484)	27,353
BHP Billiton Finance (USA) Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A	USD	3,000	(70,131)	(105,383)	35,252
BHP Billiton Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A	USD	1,900	(44,416)	(53,505)	9,089
BNP Paribas S.A.	1.00%	Citibank N.A.	6/20/21	A	EUR	5,310	12,964	43,101	(30,137)
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	100	9,629	9,886	(257)
Credit Suisse Group AG	1.00%	Citibank N.A.	6/20/21	BBB+	EUR	5,310	(187,110)	(97,829)	(89,281)
Federative Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	2,676	(257,306)	(291,967)	34,661
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Goldman Sachs International	6/20/21	BB	USD	2,400	(443,486)	(499,587)	56,101
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Goldman Sachs International	6/20/21	BB	USD	2,400	(443,487)	(493,913)	50,426
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Goldman Sachs International	6/20/21	BB	USD	2,400	(443,486)	(483,801)	40,315
Republic of the Philippines	1.00%	Bank of America N.A.	6/20/21	BBB	USD	80	(506)	(383)	(123)
Rio Tinto Finance USA Ltd.	1.00%	Goldman Sachs International	6/20/21	A-	USD	4,700	(134,008)	(141,969)	7,961
Rio Tinto Finance USA Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A-	USD	4,700	(134,009)	(152,910)	18,901
Rio Tinto Finance USA Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A-	USD	1,900	(54,174)	(69,563)	15,389
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,140	(75,121)	(54,706)	(20,415)
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,000	(65,896)	(42,230)	(23,666)
Wind Acquisition Finance SA	5.00%	Goldman Sachs International	6/20/21	B	EUR	270	7,794	10,223	(2,429)
Wind Acquisition Finance SA	5.00%	JPMorgan Chase Bank N.A.	6/20/21	B	EUR	40	1,155	1,326	(171)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(32,642)	(83,644)	51,002
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(35,169)	(95,172)	60,003
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(35,168)	(88,432)	53,264
CMBX.NA Series 7 A	2.00%	Deutsche Bank AG	1/17/47	A-	USD	1,700	(116,901)	(134,965)	18,064
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	5,000	(129,123)	(165,531)	36,408
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB	USD	920	(18,864)	(83,612)	64,748
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB	USD	2,320	(47,570)	(213,515)	165,945
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB	USD	5,000	(102,521)	(436,647)	334,126
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	2,000	(55,233)	(274,737)	219,504
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	2,140	(231,358)	(223,637)	(7,721)
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	1,800	(194,600)	(194,393)	(207)
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	1,780	(192,437)	(199,366)	6,929
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	930	(100,543)	(82,083)	(18,460)
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	890	(96,219)	(106,042)	9,823
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	860	(92,976)	(131,473)	38,497

50	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	850	$(91,894)	$(129,780)	$ 37,886
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	800	(86,489)	(76,120)	(10,369)
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	800	(86,489)	(75,586)	(10,903)
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	450	(48,650)	(49,095)	445
CMBX.NA Series 8 AA	1.50%	Goldman Sachs International	10/17/57	Not Rated	USD	1,610	(116,586)	(161,434)	44,848
CMBX.NA Series 9 A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	1,200	(158,196)	(173,060)	14,864
CMBX.NA Series 9 A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,850	(243,885)	(197,674)	(46,211)
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	551	(72,695)	(70,044)	(2,651)
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	1,210	(159,515)	(172,820)	13,305
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	820	(108,101)	(89,468)	(18,633)
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	710	(93,599)	(88,557)	(5,042)
CMBX.NA Series 9 BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	1,810	(405,484)	(353,750)	(51,734)
Total							$(4,199,415)	$(5,965,029)	$1,765,614

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.51%[1]	1-day COOIS	Credit Suisse International	N/A	7/06/16	COP	107,516,043	$20,587	$ (8)	$ 20,595
6.64%[1]	1-day COOIS	Credit Suisse International	N/A	8/22/16	COP	42,569,344	31,655	—	31,655
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	10,139,328	82,820	18,412	64,408
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	10,139,328	(52,644)	—	(52,644)
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/07/17	MXN	23,670	11,231	27	11,204
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	39,525	14,824	505	14,319
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	23,232	6,524	49	6,475
4.77%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	12/05/18	MXN	16,034	6,797	30	6,767
4.70%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/06/18	MXN	16,034	8,261	29	8,232
4.76%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	12/06/18	MXN	16,034	7,028	30	6,998
12.24%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	64,343	(25,739)	—	(25,739)
12.46%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	31,391	21,603	—	21,603
12.29%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	31,325	(12,989)	—	(12,989)
12.52%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	31,370	35,395	—	35,395
12.31%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	17,559	17,837	—	17,837
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	4,756	88,951	—	88,951
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	2,974	(17,796)	—	(17,796)
12.75%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/04/21	BRL	19,068	185,645	—	185,645
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	1,990	(20,101)	—	(20,101)
12.74%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	13,055	124,877	—	124,877
1.92%[1]	6-month WIBOR	Goldman Sachs International	N/A	4/29/21	PLN	37,320	68,336	—	68,336
2.77%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	32,310	47,344	(49)	47,393
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	25,850	33,846	(37)	33,883
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	25,845	33,839	(37)	33,876

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	51

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.74%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	20,710	$26,177	$ (116)	$ 26,293
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	20,708	27,643	(119)	27,762
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	12,925	16,922	(19)	16,941
2.73%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	12,925	14,632	(17)	14,649
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	9,510	(1,079,017)	—	(1,079,017)
12.92%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	17,806	293,824	—	293,824
12.62%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	4,743	50,835	—	50,835
12.73%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	4,077	52,425	—	52,425
12.37%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	7,897	48,013	—	48,013
12.75%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	4,151	55,011	—	55,011
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	23,376	18,120	283	17,837
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	14,869	20,295	(82)	20,377
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	36,610	47,254	(174)	47,428
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	73,475	93,415	(347)	93,762
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	109,616	141,191	(512)	141,703
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	36,783	(45,091)	166	(45,257)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	36,783	(45,091)	166	(45,257)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	136,536	(165,872)	614	(166,486)
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	4,348	4,633	(57)	4,690
6.30%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	6/15/26	MXN	264,046	254,315	(854)	255,169
Total							$547,765	$17,883	$ 529,882

[1]	Master Portfolio pays the floating rate and receives the fixed rate.

[2]	Master Portfolio pays the fixed rate and receives the floating rate.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Depreciation
LyondellBasell Industries NV	3-month LIBOR minus 0.30%	Bank of America N.A.	12/15/16	USD	30	$ (13,040)	—	$ (13,040)
BHP Billiton Ltd.	3-month LIBOR minus 1.15%	Bank of America N.A.	12/30/16	USD	49	(118,859)	—	(118,859)
Market Vector Semiconductor ETF	3-month LIBOR minus 0.75%[1]	Bank of America N.A.	12/30/16	USD	18	(34,783)	—	(34,783)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	Credit Suisse International	1/12/45	USD	3,494	(50,235)	$ 1,357	(51,592)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	Credit Suisse International	1/12/45	USD	3,423	49,224	(4,304)	53,528
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	Credit Suisse International	1/12/45	USD	3,423	49,224	10,371	38,853
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	Credit Suisse International	1/12/45	USD	3,353	(48,213)	11,895	(60,108)
Total						$(166,682)	$19,319	$(186,001)

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate.Net payment made at termination.

52	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Depreciation	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	x/xx/xx	USD 261,062	$(399,748)[2]	$(138,686)

[1]

The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-115 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange 1 Week EUR LIBOR

Intercontinental Exchange 1 Week GBP LIBOR

[2]	Amount includes $0 of dividends.

The following tables represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of June 30, 2016, expiration date 4/12/17:

	Shares	Value
Reference Entity — Long
Banco Santander SA	79,597	$ 302,894
BNP Paribas SA	6,204	272,081
Eurobank Ergasias SA	496,645	314,387
ING Groep NV CVA	18,040	186,641
Intesa Sanpaolo SpA	84,269	160,509
Ladbrokes PLC	337,564	504,016
Numericable-SFR SA	24,858	621,200
Société Générale SA	3,904	122,219
Total Reference Entity — Long		2,483,947

	Shares	Value
Reference Entity — Short
Anglo American PLC	(127,617)	$(1,250,939)
APERAM SA	(3,482)	(121,888)
Banco Bilbao Vizcaya Argentaria SA	(10,451)	(59,879)
Lloyds Banking Group PLC	(1,642,878)	(1,189,927)
Total Reference Entity — Short		(2,622,633)
Net Value of Reference Entity — Bank of America N.A.		$(138,686)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	53

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$771,269,870	$190,852,590	$962,122,460
Common Stocks	$8,113,248	1,265,378	—	9,378,626
Corporate Bonds	—	2,540,343,082	282,320	2,540,625,402
Floating Rate Loan Interests	—	56,837,344	807,014	57,644,358
Foreign Agency Obligations	—	50,347,905	—	50,347,905
Foreign Government Obligations	—	265,029,801	—	265,029,801
Investment Companies	116,586,252	—	—	116,586,252
Non-Agency Mortgage-Backed Securities	—	624,601,414	59,228,587	683,830,001
Other Interests	—	—	1	1
Preferred Securities	18,331,431	50,659,581	1,467,014	70,458,026
Taxable Municipal Bonds	—	402,974,793	—	402,974,793
U.S. Government Sponsored Agency Securities	—	6,397,931,701	3,873,822	6,401,805,523
U.S. Treasury Obligations	—	3,206,120,376	—	3,206,120,376
Short-Term Securities:
Borrowed Bond Agreements	—	246,658,250	—	246,658,250
Money Market Funds	15,916,146	80,589,469	—	96,505,615
Options Purchased:
Credit contracts	—	264,664	—	264,664
Equity contracts	827,180	4,185	—	831,365
Foreign currency exchange contracts	—	6,412,299	—	6,412,299
Interest rate contracts	1,650,125	145,389	—	1,795,514
Liabilities:
Investments:
Investments Sold Short	—	(18,321,309)	—	(18,321,309)
TBA Sale Commitments	—	(3,500,661,432)	—	(3,500,661,432)
Borrowed Bonds	—	(249,699,727)	—	(249,699,727)

Total	$161,424,382	$10,932,773,033	$256,511,348	$11,350,708,763

Derivative Financial Instruments[1]
Assets:
Commodity contracts	$ 172,124	—	—	$ 172,124
Credit contracts	—	$ 8,258,634	—	8,258,634
Foreign currency exchange contracts	—	22,188,626	—	22,188,626
Interest rate contracts	9,301,929	4,933,083	—	14,235,012
Liabilities:
Commodity contracts	(141,151)	—	—	(141,151)
Credit contracts	—	(7,555,963)	—	(7,555,963)
Equity contracts	(2,349,666)	(566,430)	—	(2,916,096)
Foreign currency exchange contracts	—	(19,492,345)	—	(19,492,345)
Interest rate contracts	(3,761,908)	(9,598,896)	—	(13,360,804)

Total	$ 3,221,328	$ (1,833,291)	—	$ 1,388,037

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

54	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$35,226,185	—	—	$35,226,185
Cash pledged:
Collateral - borrowed bond agreements	1,349,000	—	—	1,349,000
Collateral - OTC derivatives	7,633,000	—	—	7,633,000
Futures contracts	8,574,010	—	—	8,574,010
Centrally cleared swaps	29,162,630	—	—	29,162,630
Foreign currency at value	23,315,744	—	—	23,315,744
Liabilities:
Cash received:
Collateral - borrowed bond agreements	—	$(4,461,000)	—	(4,461,000)
Collateral - OTC derivatives	—	(4,030,000)	—	(4,030,000)
Collateral - TBA commitments	—	(3,479,000)	—	(3,479,000)
Collateral on securities loaned at value	—	(80,589,469)	—	(80,589,469)
Reverse repurchase agreements	—	(1,443,780,531)	—	(1,443,780,531)
Total	$105,260,569	$(1,536,340,000)	—	$(1,431,079,431)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$140,664,025	—	$ 9,415,789	$ 48,193,804	$ 1	$1,504,998	—	$199,778,617
Transfers into Level 3	3,664,804	$ 1,459,492	—	—	—	—	$4,111,216	9,235,512
Transfers out of Level 3	(59,269,693)	—	(8,730,055)	(15,484,281)	—	—	—	(83,484,029)
Accrued discounts/premiums	134,474	5,326	1,424	225,483	—	—	5	366,712
Net realized gain (loss)	239,186	49,411	1,593	136,956	—	—	8	427,154
Net change in unrealized appreciation (depreciation)[1]	(930,082)	(49,560)	62,659	(432,157)	—	(37,984)	41,198	(1,345,926)
Purchases	139,984,047	—	745,216	49,785,272	—	—	—	190,514,535
Sales	(33,634,171)	(1,182,349)	(689,612)	(23,196,490)	—	—	(278,605)	(58,981,227)

Closing Balance, as of June 30, 2016	$190,852,590	$ 282,320	$ 807,014	$ 59,228,587	$ 1	$1,467,014	$3,873,822	$256,511,348

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$ 10,892	$ (49,560)	$ 60,863	$ (348,370)	—	$ (37,984)	$ 41,198	$(322,961)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2016	55

Item 2	–	Controls and Procedures

2(a) –		The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return

 Portfolio of Master Bond LLC

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return

 Portfolio of Master Bond LLC

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews

 Chief Financial Officer (principal financial officer) of

 BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return

 Portfolio of Master Bond LLC

Date: August 24, 2016